UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06161
Virtus Investment Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Jun 30
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Virtus Emerging Markets Opportunities Fund
Class A / AOTAX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class A / AOTAX	$140	1.29%
Portfolio Manager Commentary by Virtus Investment Advisers, Inc.
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 16.91%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 12.55%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in China, India, and South Korea contributed to Fund performance during the fiscal year. On a sector basis, financials and energy contributed the most toward the Fund’s performance. Stock selection in Mexico was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Power Finance Corporation, PetroChina, Nvidia, Cosco Shipping, and Kia. The biggest detractors from performance during the period were CPFL Energia, SK Hynix, PDD Holdings, Hon Hai Precision, and New Oriental Education & Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Electric vehicle (EV) industry growth	Positive	China has taken the lead in the EV industry, with the highest number of EV vehicles being sold in that country and BYD becoming the world’s largest EV seller. The EV boom helped Fund holdings in commodities like lithium, copper, and nickel, which are key ingredients in EVs.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Weak Chinese consumer spending	Negative	Since the severe Covid lockdown in China in 2022, Chinese consumers have lost much of their appetite and confidence. This has shown across the board in services, global travel, and even in luxury goods. This impacted some of the names in the Emerging Markets Index, as well as overall asset class performance.
Elections and fiscal policies	Positive	A number of emerging markets (EM) countries held elections during the 12-month period. The peaceful transitions of power followed by prudent fiscal and monetary policies in countries like Turkey, Argentina, South Africa, and India have significantly lowered the risk premium for EM. This benefited the Fund’s EM exposures.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Class A /AOTAX) at NAV(1)	16.91%	5.18%	3.33%
Virtus Emerging Markets Opportunities Fund (Class A /AOTAX) at POP(2),(3)	10.48%	4.00%	2.75%
MSCI Emerging Markets Index (net)	12.55%	3.10%	2.79%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$172,407
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$852
Portfolio turnover rate as of the end of the reporting period	99%
Asset Allocation(1)
Banks	24%
Semiconductors & Semiconductor Equipment	15%
Automobiles	10%
Oil, Gas & Consumable Fuels	8%
Machinery	7%
Technology Hardware, Storage & Peripherals	5%
Interactive Media & Services	3%
Marine Transportation	3%
Industrial Conglomerates	2%
Broadline Retail	2%
Electric Utilities	2%
Other	19%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Emerging Markets Opportunities Fund
Class C / AOTCX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class C / AOTCX	$220	2.04%
Portfolio Manager Commentary by Virtus Investment Advisers, Inc.
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 16.02%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 12.55%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in China, India, and South Korea contributed to Fund performance during the fiscal year. On a sector basis, financials and energy contributed the most toward the Fund’s performance. Stock selection in Mexico was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Power Finance Corporation, PetroChina, Nvidia, Cosco Shipping, and Kia. The biggest detractors from performance during the period were CPFL Energia, SK Hynix, PDD Holdings, Hon Hai Precision, and New Oriental Education & Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Electric vehicle (EV) industry growth	Positive	China has taken the lead in the EV industry, with the highest number of EV vehicles being sold in that country and BYD becoming the world’s largest EV seller. The EV boom helped Fund holdings in commodities like lithium, copper, and nickel, which are key ingredients in EVs.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Weak Chinese consumer spending	Negative	Since the severe Covid lockdown in China in 2022, Chinese consumers have lost much of their appetite and confidence. This has shown across the board in services, global travel, and even in luxury goods. This impacted some of the names in the Emerging Markets Index, as well as overall asset class performance.
Elections and fiscal policies	Positive	A number of emerging markets (EM) countries held elections during the 12-month period. The peaceful transitions of power followed by prudent fiscal and monetary policies in countries like Turkey, Argentina, South Africa, and India have significantly lowered the risk premium for EM. This benefited the Fund’s EM exposures.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Class C/AOTCX) at NAV(1) and with CDSC(2)	16.02%	4.40%	2.56%
MSCI Emerging Markets Index (net)	12.55%	3.10%	2.79%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$172,407
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$852
Portfolio turnover rate as of the end of the reporting period	99%
Asset Allocation(1)
Banks	24%
Semiconductors & Semiconductor Equipment	15%
Automobiles	10%
Oil, Gas & Consumable Fuels	8%
Machinery	7%
Technology Hardware, Storage & Peripherals	5%
Interactive Media & Services	3%
Marine Transportation	3%
Industrial Conglomerates	2%
Broadline Retail	2%
Electric Utilities	2%
Other	19%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Emerging Markets Opportunities Fund
Class R6 / AEMOX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class R6 / AEMOX	$97	0.89%
Portfolio Manager Commentary by Virtus Investment Advisers, Inc.
  For the fiscal year ended June 30, 2024, the Fund’s Class R6 shares at NAV returned 17.36%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 12.55%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in China, India, and South Korea contributed to Fund performance during the fiscal year. On a sector basis, financials and energy contributed the most toward the Fund’s performance. Stock selection in Mexico was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Power Finance Corporation, PetroChina, Nvidia, Cosco Shipping, and Kia. The biggest detractors from performance during the period were CPFL Energia, SK Hynix, PDD Holdings, Hon Hai Precision, and New Oriental Education & Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Electric vehicle (EV) industry growth	Positive	China has taken the lead in the EV industry, with the highest number of EV vehicles being sold in that country and BYD becoming the world’s largest EV seller. The EV boom helped Fund holdings in commodities like lithium, copper, and nickel, which are key ingredients in EVs.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Weak Chinese consumer spending	Negative	Since the severe Covid lockdown in China in 2022, Chinese consumers have lost much of their appetite and confidence. This has shown across the board in services, global travel, and even in luxury goods. This impacted some of the names in the Emerging Markets Index, as well as overall asset class performance.
Elections and fiscal policies	Positive	A number of emerging markets (EM) countries held elections during the 12-month period. The peaceful transitions of power followed by prudent fiscal and monetary policies in countries like Turkey, Argentina, South Africa, and India have significantly lowered the risk premium for EM. This benefited the Fund’s EM exposures.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 14, 2015). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	Since Inception
Virtus Emerging Markets Opportunities Fund (Class R6/AEMOX) at NAV(1)	17.36%	5.60%	7.19%
MSCI Emerging Markets Index (net)	12.55%	3.10%	6.65%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$172,407
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$852
Portfolio turnover rate as of the end of the reporting period	99%
Asset Allocation(1)
Banks	24%
Semiconductors & Semiconductor Equipment	15%
Automobiles	10%
Oil, Gas & Consumable Fuels	8%
Machinery	7%
Technology Hardware, Storage & Peripherals	5%
Interactive Media & Services	3%
Marine Transportation	3%
Industrial Conglomerates	2%
Broadline Retail	2%
Electric Utilities	2%
Other	19%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Emerging Markets Opportunities Fund
Institutional Class / AOTIX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Institutional Class / AOTIX	$102	0.94%
Portfolio Manager Commentary by Virtus Investment Advisers, Inc.
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned 17.30%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 12.55%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in China, India, and South Korea contributed to Fund performance during the fiscal year. On a sector basis, financials and energy contributed the most toward the Fund’s performance. Stock selection in Mexico was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Power Finance Corporation, PetroChina, Nvidia, Cosco Shipping, and Kia. The biggest detractors from performance during the period were CPFL Energia, SK Hynix, PDD Holdings, Hon Hai Precision, and New Oriental Education & Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Electric vehicle (EV) industry growth	Positive	China has taken the lead in the EV industry, with the highest number of EV vehicles being sold in that country and BYD becoming the world’s largest EV seller. The EV boom helped Fund holdings in commodities like lithium, copper, and nickel, which are key ingredients in EVs.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Weak Chinese consumer spending	Negative	Since the severe Covid lockdown in China in 2022, Chinese consumers have lost much of their appetite and confidence. This has shown across the board in services, global travel, and even in luxury goods. This impacted some of the names in the Emerging Markets Index, as well as overall asset class performance.
Elections and fiscal policies	Positive	A number of emerging markets (EM) countries held elections during the 12-month period. The peaceful transitions of power followed by prudent fiscal and monetary policies in countries like Turkey, Argentina, South Africa, and India have significantly lowered the risk premium for EM. This benefited the Fund’s EM exposures.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Emerging Markets Opportunities Fund (Institutional Class/AOTIX) at NAV(1)	17.30%	5.55%	3.70%
MSCI Emerging Markets Index (net)	12.55%	3.10%	2.79%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$172,407
Total number of portfolio holdings	69
Total advisory fee paid (‘000s)	$852
Portfolio turnover rate as of the end of the reporting period	99%
Asset Allocation(1)
Banks	24%
Semiconductors & Semiconductor Equipment	15%
Automobiles	10%
Oil, Gas & Consumable Fuels	8%
Machinery	7%
Technology Hardware, Storage & Peripherals	5%
Interactive Media & Services	3%
Marine Transportation	3%
Industrial Conglomerates	2%
Broadline Retail	2%
Electric Utilities	2%
Other	19%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, Class P shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Income & Growth Fund
Class A / AZNAX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class A / AZNAX	$121	1.14%
Portfolio Manager Commentary by Voya Investment Management Co., LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 12.58%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 24.56% and the Bloomberg U.S. Aggregate Bond Index, which serves as the style-specific index, returned 2.63%.
  The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by strength across equities, convertible securities, and high yield bonds – the three asset classes in which the Fund invests. From a sector perspective, the Fund’s exposures to information technology, communication services, and financials benefited performance the most. Conversely, only one sector – utilities – detracted from performance for the 12-month period. The top individual contributors were Nvidia, Amazon, Microsoft, Alphabet, and CrowdStrike. The top individual detractors were Tesla, Chewy, Nike, Las Vegas Sands, and Aptiv. In addition, many written options positions expired below the strike price, and the Fund was able to retain the set premiums.
FACTOR	IMPACT	SUMMARY
Artificial intelligence, cloud migration, and cybersecurity	Positive	Companies capitalizing on technology-related secular themes were sources of strength. Contributors to Fund performance included select semiconductor, software, ecommerce, social media, and internet services holdings.
Sales growth concerns	Negative	Fears of slowing top-line growth weighed on Fund positions in consumer discretionary and utilities, among others.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Class A /AZNAX) at NAV(1)	12.58%	7.82%	6.69%
Virtus Income & Growth Fund (Class A /AZNAX) at POP(2),(3)	6.39%	6.61%	6.09%
S&P 500® Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$4,944,749
Total number of portfolio holdings	385
Total advisory fee paid (‘000s)	$32,246
Portfolio turnover rate as of the end of the reporting period	61%
Asset Allocation(1)
Common Stocks		36%
Semiconductors & Semiconductor Equipment	5%
Software	4%
Technology Hardware, Storage & Peripherals	3%
All other Common Stocks	24%
Corporate Bonds and Notes		32%
Media	4%
Oil, Gas & Consumable Fuels	3%
Financial Services	2%
All other Corporate Bonds and Notes	23%
Convertible Bonds and Notes		21%
Internet	5%
Software	2%
Commercial Services	2%
All other Convertible Bonds and Notes	12%
Equity-Linked Notes		8%
Financial Services	4%
Banks	4%
Convertible Preferred Stocks		3%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Income & Growth Fund
Class C / AZNCX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class C / AZNCX	$201	1.90%
Portfolio Manager Commentary by Voya Investment Management Co., LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 11.63%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 24.56% and the Bloomberg U.S. Aggregate Bond Index, which serves as the style-specific index, returned 2.63%.
  The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by strength across equities, convertible securities, and high yield bonds – the three asset classes in which the Fund invests. From a sector perspective, the Fund’s exposures to information technology, communication services, and financials benefited performance the most. Conversely, only one sector – utilities – detracted from performance for the 12-month period. The top individual contributors were Nvidia, Amazon, Microsoft, Alphabet, and CrowdStrike. The top individual detractors were Tesla, Chewy, Nike, Las Vegas Sands, and Aptiv. In addition, many written options positions expired below the strike price, and the Fund was able to retain the set premiums.
FACTOR	IMPACT	SUMMARY
Artificial intelligence, cloud migration, and cybersecurity	Positive	Companies capitalizing on technology-related secular themes were sources of strength. Contributors to Fund performance included select semiconductor, software, ecommerce, social media, and internet services holdings.
Sales growth concerns	Negative	Fears of slowing top-line growth weighed on Fund positions in consumer discretionary and utilities, among others.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Class C/AZNCX) at NAV(1) and with CDSC(2)	11.63%	6.99%	5.89%
S&P 500® Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$4,944,749
Total number of portfolio holdings	385
Total advisory fee paid (‘000s)	$32,246
Portfolio turnover rate as of the end of the reporting period	61%
Asset Allocation(1)
Common Stocks		36%
Semiconductors & Semiconductor Equipment	5%
Software	4%
Technology Hardware, Storage & Peripherals	3%
All other Common Stocks	24%
Corporate Bonds and Notes		32%
Media	4%
Oil, Gas & Consumable Fuels	3%
Financial Services	2%
All other Corporate Bonds and Notes	23%
Convertible Bonds and Notes		21%
Internet	5%
Software	2%
Commercial Services	2%
All other Convertible Bonds and Notes	12%
Equity-Linked Notes		8%
Financial Services	4%
Banks	4%
Convertible Preferred Stocks		3%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Income & Growth Fund
Institutional Class / AZNIX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Institutional Class / AZNIX	$97	0.91%
Portfolio Manager Commentary by Voya Investment Management Co., LLC
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned 12.72%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 24.56% and the Bloomberg U.S. Aggregate Bond Index, which serves as the style-specific index, returned 2.63%.
  The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund was positively impacted by strength across equities, convertible securities, and high yield bonds – the three asset classes in which the Fund invests. From a sector perspective, the Fund’s exposures to information technology, communication services, and financials benefited performance the most. Conversely, only one sector – utilities – detracted from performance for the 12-month period. The top individual contributors were Nvidia, Amazon, Microsoft, Alphabet, and CrowdStrike. The top individual detractors were Tesla, Chewy, Nike, Las Vegas Sands, and Aptiv. In addition, many written options positions expired below the strike price, and the Fund was able to retain the set premiums.
FACTOR	IMPACT	SUMMARY
Artificial intelligence, cloud migration, and cybersecurity	Positive	Companies capitalizing on technology-related secular themes were sources of strength. Contributors to Fund performance included select semiconductor, software, ecommerce, social media, and internet services holdings.
Sales growth concerns	Negative	Fears of slowing top-line growth weighed on Fund positions in consumer discretionary and utilities, among others.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Income & Growth Fund (Institutional Class/AZNIX) at NAV(1)	12.72%	8.09%	7.01%
S&P 500® Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$4,944,749
Total number of portfolio holdings	385
Total advisory fee paid (‘000s)	$32,246
Portfolio turnover rate as of the end of the reporting period	61%
Asset Allocation(1)
Common Stocks		36%
Semiconductors & Semiconductor Equipment	5%
Software	4%
Technology Hardware, Storage & Peripherals	3%
All other Common Stocks	24%
Corporate Bonds and Notes		32%
Media	4%
Oil, Gas & Consumable Fuels	3%
Financial Services	2%
All other Corporate Bonds and Notes	23%
Convertible Bonds and Notes		21%
Internet	5%
Software	2%
Commercial Services	2%
All other Convertible Bonds and Notes	12%
Equity-Linked Notes		8%
Financial Services	4%
Banks	4%
Convertible Preferred Stocks		3%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, the new expense limitation of 0.90% went into effect for Institutional Class shares.
Effective May 10, 2024, Class P shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Global Small-Cap Fund
Class A / RGSAX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class A / RGSAX	$172	1.64%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 9.54%. For the same period, the MSCI AC World Index (net), a broad-based securities market index, returned 19.38% and the MSCI AC World Small Cap Index (net), which serves as the style-specific index, returned 10.64%.
  The MSCI AC World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI ACWI Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in financials, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in information technology and consumer discretionary detracted from performance. The biggest contributors to performance during the 12-month period were Baltic Classifieds, Simpson Manufacturing, Auto Trader, Ryan Specialty, and Primerica. The biggest detractors from performance during the period were Fox Factory, Mercari, FDM Group, Alten, and Sarana Mernara Nusantara. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds is the leading online classifieds group in the Baltics. The company’s share price had declined sharply early in 2022 following the Russian invasion of Ukraine. Since that time, the company has continued to generate strong growth in revenues and earnings. During the 12-month period, the company continued to report excellent results, and the shares reacted positively.
Simpson Manufacturing	Positive	Simpson Manufacturing manufactures connectors, fasteners, anchors, and other building products, primarily for residential wood construction. The business proved resilient during the 12-month period amid a sluggish new home construction market.
Fox Factory	Negative	Fox Factory designs and manufactures premium suspension products for use on mountain bikes, all-terrain vehicles, off-road trucks, snowmobiles, and motorcycles. Fox Factory suffered from a downturn in its specialty sports business. Additionally, the company’s powered vehicle group experienced a decline in revenue, due in part to a labor strike at a customer’s facility.
Mercari	Negative	Mercari operates the leading consumer-to-consumer marketplace app in Japan, as well as a digital payments platform. Investors reacted negatively to anticipated profit margin declines over the near term as the company invests in new initiatives.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Class A /RGSAX) at NAV(1)	9.54%	6.77%	5.55%
Virtus KAR Global Small-Cap Fund (Class A /RGSAX) at POP(2),(3)	3.52%	5.57%	4.95%
MSCI AC World Index (net)	19.38%	10.76%	8.43%
MSCI AC World Small Cap Index (net)	10.64%	7.31%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$44,940
Total number of portfolio holdings	37
Total advisory fee paid (‘000s)	$489
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Financials	29%
Industrials	26%
Communication Services	20%
Information Technology	10%
Consumer Discretionary	4%
Health Care	4%
Materials	3%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Global Small-Cap Fund
Class C / RGSCX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class C / RGSCX	$249	2.39%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 8.70%. For the same period, the MSCI AC World Index (net), a broad-based securities market index, returned 19.38% and the MSCI AC World Small Cap Index (net), which serves as the style-specific index, returned 10.64%.
  The MSCI AC World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI ACWI Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in financials, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in information technology and consumer discretionary detracted from performance. The biggest contributors to performance during the 12-month period were Baltic Classifieds, Simpson Manufacturing, Auto Trader, Ryan Specialty, and Primerica. The biggest detractors from performance during the period were Fox Factory, Mercari, FDM Group, Alten, and Sarana Mernara Nusantara. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds is the leading online classifieds group in the Baltics. The company’s share price had declined sharply early in 2022 following the Russian invasion of Ukraine. Since that time, the company has continued to generate strong growth in revenues and earnings. During the 12-month period, the company continued to report excellent results, and the shares reacted positively.
Simpson Manufacturing	Positive	Simpson Manufacturing manufactures connectors, fasteners, anchors, and other building products, primarily for residential wood construction. The business proved resilient during the 12-month period amid a sluggish new home construction market.
Fox Factory	Negative	Fox Factory designs and manufactures premium suspension products for use on mountain bikes, all-terrain vehicles, off-road trucks, snowmobiles, and motorcycles. Fox Factory suffered from a downturn in its specialty sports business. Additionally, the company’s powered vehicle group experienced a decline in revenue, due in part to a labor strike at a customer’s facility.
Mercari	Negative	Mercari operates the leading consumer-to-consumer marketplace app in Japan, as well as a digital payments platform. Investors reacted negatively to anticipated profit margin declines over the near term as the company invests in new initiatives.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Class C/RGSCX) at NAV(1) and with CDSC(2)	8.70%	5.97%	4.75%
MSCI AC World Index (net)	19.38%	10.76%	8.43%
MSCI AC World Small Cap Index (net)	10.64%	7.31%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$44,940
Total number of portfolio holdings	37
Total advisory fee paid (‘000s)	$489
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Financials	29%
Industrials	26%
Communication Services	20%
Information Technology	10%
Consumer Discretionary	4%
Health Care	4%
Materials	3%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Global Small-Cap Fund
Institutional Class / DGSCX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Institutional Class / DGSCX	$135	1.29%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned 9.90%. For the same period, the MSCI AC World Index (net), a broad-based securities market index, returned 19.38% and the MSCI AC World Small Cap Index (net), which serves as the style-specific index, returned 10.64%.
  The MSCI AC World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI ACWI Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in financials, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in information technology and consumer discretionary detracted from performance. The biggest contributors to performance during the 12-month period were Baltic Classifieds, Simpson Manufacturing, Auto Trader, Ryan Specialty, and Primerica. The biggest detractors from performance during the period were Fox Factory, Mercari, FDM Group, Alten, and Sarana Mernara Nusantara. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds is the leading online classifieds group in the Baltics. The company’s share price had declined sharply early in 2022 following the Russian invasion of Ukraine. Since that time, the company has continued to generate strong growth in revenues and earnings. During the 12-month period, the company continued to report excellent results, and the shares reacted positively.
Simpson Manufacturing	Positive	Simpson Manufacturing manufactures connectors, fasteners, anchors, and other building products, primarily for residential wood construction. The business proved resilient during the 12-month period amid a sluggish new home construction market.
Fox Factory	Negative	Fox Factory designs and manufactures premium suspension products for use on mountain bikes, all-terrain vehicles, off-road trucks, snowmobiles, and motorcycles. Fox Factory suffered from a downturn in its specialty sports business. Additionally, the company’s powered vehicle group experienced a decline in revenue, due in part to a labor strike at a customer’s facility.
Mercari	Negative	Mercari operates the leading consumer-to-consumer marketplace app in Japan, as well as a digital payments platform. Investors reacted negatively to anticipated profit margin declines over the near term as the company invests in new initiatives.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus KAR Global Small-Cap Fund (Institutional Class/DGSCX) at NAV(1)	9.90%	7.12%	5.90%
MSCI AC World Index (net)	19.38%	10.76%	8.43%
MSCI AC World Small Cap Index (net)	10.64%	7.31%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$44,940
Total number of portfolio holdings	37
Total advisory fee paid (‘000s)	$489
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Financials	29%
Industrials	26%
Communication Services	20%
Information Technology	10%
Consumer Discretionary	4%
Health Care	4%
Materials	3%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, Class P shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Health Sciences Fund
Class A / RAGHX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class A / RAGHX	$145	1.38%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 9.63%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 3000® Health Care Index, which serves as the style-specific index, returned 10.43%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Health Care Index features companies involved in medical services or healthcare in the Russell 3000 Index, which includes the largest 3,000 US companies as determined by total market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Eli Lilly, AbbVie, McKesson, Vertex Pharmaceuticals, and Regeneron Pharmaceuticals. The biggest detractors from performance during the period were Align Technology, Bristol-Myers Squibb, U.S. Physical Therapy, Insulet, and Pfizer. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Eli Lilly	Positive	Eli Lilly’s stock appreciation during the period was driven by growth in its medications intended to help manage Type 2 diabetes and obesity, Mounjaro and Zepbound. Capacity constraints that previously limited growth began easing toward the end of the period.
AbbVie	Positive	AbbVie has made tremendous progress diversifying its business away from its biggest drug, Humira, to pave the way for future growth. Its non-Humira business grew rapidly during the period. Leading the charge were SKYRIZI and RINVOQ, both of which were approved for additional uses and steadily gained market share against legacy therapies. In addition, an emerging portfolio of migraine medicines delivered rapid growth, and the company’s Botox franchise continued its steady gains.
Align Technology	Negative	Align Technology’s shares moved lower during the fiscal year because of investor concerns that the economy could impact consumers’ decisions to purchase higher-cost aligners rather than traditional braces.
Bristol-Myers Squibb	Negative	Despite having the lowest price-to-earnings ratio in the pharmaceutical industry, which indicates an attractive valuation, Bristol-Myers Squibb continued to deliver some of the weakest performance during the 12-month period. Its new product sales continued to underwhelm. Additionally, investors were wary that the company would need to grow through a strategy of mergers & acquisitions, which is inherently higher risk in terms of both execution and the potential to overpay for assets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Class A /RAGHX) at NAV(1)	9.63%	9.36%	9.46%
Virtus KAR Health Sciences Fund (Class A /RAGHX) at POP(2),(3)	3.60%	8.13%	8.84%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 3000® Health Care Index	10.43%	10.22%	10.62%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$145,882
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$1,150
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Healthcare Equipment & Supplies	25%
Pharmaceuticals	24%
Life Sciences Tools & Services	19%
Biotechnology	17%
Healthcare Providers & Services	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Health Sciences Fund
Class C / RCGHX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class C / RCGHX	$223	2.14%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 8.78%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 3000® Health Care Index, which serves as the style-specific index, returned 10.43%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Health Care Index features companies involved in medical services or healthcare in the Russell 3000 Index, which includes the largest 3,000 US companies as determined by total market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Eli Lilly, AbbVie, McKesson, Vertex Pharmaceuticals, and Regeneron Pharmaceuticals. The biggest detractors from performance during the period were Align Technology, Bristol-Myers Squibb, U.S. Physical Therapy, Insulet, and Pfizer. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Eli Lilly	Positive	Eli Lilly’s stock appreciation during the period was driven by growth in its medications intended to help manage Type 2 diabetes and obesity, Mounjaro and Zepbound. Capacity constraints that previously limited growth began easing toward the end of the period.
AbbVie	Positive	AbbVie has made tremendous progress diversifying its business away from its biggest drug, Humira, to pave the way for future growth. Its non-Humira business grew rapidly during the period. Leading the charge were SKYRIZI and RINVOQ, both of which were approved for additional uses and steadily gained market share against legacy therapies. In addition, an emerging portfolio of migraine medicines delivered rapid growth, and the company’s Botox franchise continued its steady gains.
Align Technology	Negative	Align Technology’s shares moved lower during the fiscal year because of investor concerns that the economy could impact consumers’ decisions to purchase higher-cost aligners rather than traditional braces.
Bristol-Myers Squibb	Negative	Despite having the lowest price-to-earnings ratio in the pharmaceutical industry, which indicates an attractive valuation, Bristol-Myers Squibb continued to deliver some of the weakest performance during the 12-month period. Its new product sales continued to underwhelm. Additionally, investors were wary that the company would need to grow through a strategy of mergers & acquisitions, which is inherently higher risk in terms of both execution and the potential to overpay for assets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus KAR Health Sciences Fund (Class C/RCGHX) at NAV(1) and with CDSC(2)	8.78%	8.54%	8.64%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 3000® Health Care Index	10.43%	10.22%	10.62%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$145,882
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$1,150
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Healthcare Equipment & Supplies	25%
Pharmaceuticals	24%
Life Sciences Tools & Services	19%
Biotechnology	17%
Healthcare Providers & Services	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Health Sciences Fund
Institutional Class / HLHIX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Institutional Class / HLHIX	$116	1.11%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned 9.88%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 3000® Health Care Index, which serves as the style-specific index, returned 10.43%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 3000® Health Care Index features companies involved in medical services or healthcare in the Russell 3000 Index, which includes the largest 3,000 US companies as determined by total market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of health care-related companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. The biggest contributors to performance relative to the Fund’s style-specific benchmark during the 12-month period were Eli Lilly, AbbVie, McKesson, Vertex Pharmaceuticals, and Regeneron Pharmaceuticals. The biggest detractors from performance during the period were Align Technology, Bristol-Myers Squibb, U.S. Physical Therapy, Insulet, and Pfizer. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Eli Lilly	Positive	Eli Lilly’s stock appreciation during the period was driven by growth in its medications intended to help manage Type 2 diabetes and obesity, Mounjaro and Zepbound. Capacity constraints that previously limited growth began easing toward the end of the period.
AbbVie	Positive	AbbVie has made tremendous progress diversifying its business away from its biggest drug, Humira, to pave the way for future growth. Its non-Humira business grew rapidly during the period. Leading the charge were SKYRIZI and RINVOQ, both of which were approved for additional uses and steadily gained market share against legacy therapies. In addition, an emerging portfolio of migraine medicines delivered rapid growth, and the company’s Botox franchise continued its steady gains.
Align Technology	Negative	Align Technology’s shares moved lower during the fiscal year because of investor concerns that the economy could impact consumers’ decisions to purchase higher-cost aligners rather than traditional braces.
Bristol-Myers Squibb	Negative	Despite having the lowest price-to-earnings ratio in the pharmaceutical industry, which indicates an attractive valuation, Bristol-Myers Squibb continued to deliver some of the weakest performance during the 12-month period. Its new product sales continued to underwhelm. Additionally, investors were wary that the company would need to grow through a strategy of mergers & acquisitions, which is inherently higher risk in terms of both execution and the potential to overpay for assets.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Institutional Class shares from inception (December 22, 2014). It assumes a $1,000,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	Since Inception
Virtus KAR Health Sciences Fund (Institutional Class/HLHIX) at NAV(1)	9.88%	9.67%	8.96%
FT Wilshire 5000 Index	23.15%	14.41%	12.31%
Russell 3000® Health Care Index	10.43%	10.22%	9.50%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$145,882
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$1,150
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Healthcare Equipment & Supplies	25%
Pharmaceuticals	24%
Life Sciences Tools & Services	19%
Biotechnology	17%
Healthcare Providers & Services	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, the new expense limitation of 1.05% went into effect for Institutional Class shares.
Effective May 10, 2024, Class P shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Dividend Value Fund
Class A / PNEAX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class A / PNEAX	$108	1.02%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 11.34%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.06%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Negative stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Positive stock selection in the information technology (IT), energy, and financials sectors contributed. An overweight to real estate and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, PNC Financial Services Group, and Truist Financial. The biggest detractors from performance during the period were Paycom Software, Eversource Energy, Rexford Industrial Realty, NIKE, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class A /PNEAX) at NAV(1)	11.34%	6.99%	5.94%
Virtus NFJ Dividend Value Fund (Class A /PNEAX) at POP(2),(3)	5.21%	5.79%	5.34%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$593,385
Total number of portfolio holdings	67
Total advisory fee paid (‘000s)	$2,789
Portfolio turnover rate as of the end of the reporting period	53%
Asset Allocation(1)
Financials	23%
Real Estate	14%
Health Care	12%
Industrials	11%
Utilities	9%
Energy	7%
Information Technology	7%
Other	17%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Dividend Value Fund
Class C / PNECX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class C / PNECX	$181	1.72%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 10.66%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.06%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Negative stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Positive stock selection in the information technology (IT), energy, and financials sectors contributed. An overweight to real estate and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, PNC Financial Services Group, and Truist Financial. The biggest detractors from performance during the period were Paycom Software, Eversource Energy, Rexford Industrial Realty, NIKE, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class C/PNECX) at NAV(1) and with CDSC(2)	10.66%	6.24%	5.17%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$593,385
Total number of portfolio holdings	67
Total advisory fee paid (‘000s)	$2,789
Portfolio turnover rate as of the end of the reporting period	53%
Asset Allocation(1)
Financials	23%
Real Estate	14%
Health Care	12%
Industrials	11%
Utilities	9%
Energy	7%
Information Technology	7%
Other	17%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Dividend Value Fund
Class R6 / ANDVX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class R6 / ANDVX	$69	0.65%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class R6 shares at NAV returned 11.85%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.06%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Negative stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Positive stock selection in the information technology (IT), energy, and financials sectors contributed. An overweight to real estate and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, PNC Financial Services Group, and Truist Financial. The biggest detractors from performance during the period were Paycom Software, Eversource Energy, Rexford Industrial Realty, NIKE, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Class R6/ANDVX) at NAV(1)	11.85%	7.42%	6.36%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$593,385
Total number of portfolio holdings	67
Total advisory fee paid (‘000s)	$2,789
Portfolio turnover rate as of the end of the reporting period	53%
Asset Allocation(1)
Financials	23%
Real Estate	14%
Health Care	12%
Industrials	11%
Utilities	9%
Energy	7%
Information Technology	7%
Other	17%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Dividend Value Fund
Institutional Class / NFJEX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Institutional Class / NFJEX	$74	0.70%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned 11.81%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.06%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Negative stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Positive stock selection in the information technology (IT), energy, and financials sectors contributed. An overweight to real estate and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in consumer staples contributed to performance. The biggest individual contributors to performance during the 12-month period were Bank of America, Intuit, Citigroup, PNC Financial Services Group, and Truist Financial. The biggest detractors from performance during the period were Paycom Software, Eversource Energy, Rexford Industrial Realty, NIKE, and Humana. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Dividend Value Fund (Institutional Class/NFJEX) at NAV(1)	11.81%	7.35%	6.30%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$593,385
Total number of portfolio holdings	67
Total advisory fee paid (‘000s)	$2,789
Portfolio turnover rate as of the end of the reporting period	53%
Asset Allocation(1)
Financials	23%
Real Estate	14%
Health Care	12%
Industrials	11%
Utilities	9%
Energy	7%
Information Technology	7%
Other	17%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ International Value Fund
Class A / AFJAX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class A / AFJAX	$129	1.30%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned (0.87)%. For the same period, the MSCI AC World ex USA Index (net), a broad-based securities market index, returned 11.62%.
  The MSCI AC World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Negative stock selection within the consumer discretionary and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. The declines were only somewhat offset by positive selection in the financials and real estate sectors. By region, security selection across the emerging markets (EM) detracted from performance, while selection in North America contributed. From an allocation perspective, overweight positions in materials and across North America detracted, while an underweight in consumer staples and overweight in EM contributed over the period. The biggest individual contributors to performance during the 12-month period were ASML, Euronext, SEGRO, Partners Group, and Taiwan Semiconductor Manufacturing. The biggest detractors from performance during the period were Li Ning, ENN Energy, NICE, JD.com, and Neste. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. Management announced a HK$3B share repurchase program in the fourth quarter of 2023.
ASML	Positive	The Netherlands-based semiconductor equipment company largely beat earnings estimates over the reporting period, and benefitted from long-term growth drivers like the transition to renewable energy, electrification, and the proliferation of artificial intelligence (AI).
Euronext	Positive	The pan-European stock exchange largely reported better-than-expected quarterly results over the 12-month period, including record first quarter revenue following the successful integration of the Milan Exchange. Management raised the quarterly dividend by 15% in the third quarter of 2023, and announced the completion of its €200 million share repurchase program in January of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class A /AFJAX) at NAV(1)	(0.87)%	2.17%	(0.47)%
Virtus NFJ International Value Fund (Class A /AFJAX) at POP(2),(3)	(6.32)%	1.02%	(1.04)%
MSCI AC World ex USA Index (net)	11.62%	5.55%	3.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$67,055
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$425
Portfolio turnover rate as of the end of the reporting period	135%
Asset Allocation(1)
Financials	22%
Consumer Discretionary	18%
Information Technology	14%
Materials	10%
Industrials	9%
Utilities	7%
Energy	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ International Value Fund
Class C / AFJCX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class C / AFJCX	$204	2.06%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned (1.59)%. For the same period, the MSCI AC World ex USA Index (net), a broad-based securities market index, returned 11.62%.
  The MSCI AC World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Negative stock selection within the consumer discretionary and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. The declines were only somewhat offset by positive selection in the financials and real estate sectors. By region, security selection across the emerging markets (EM) detracted from performance, while selection in North America contributed. From an allocation perspective, overweight positions in materials and across North America detracted, while an underweight in consumer staples and overweight in EM contributed over the period. The biggest individual contributors to performance during the 12-month period were ASML, Euronext, SEGRO, Partners Group, and Taiwan Semiconductor Manufacturing. The biggest detractors from performance during the period were Li Ning, ENN Energy, NICE, JD.com, and Neste. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. Management announced a HK$3B share repurchase program in the fourth quarter of 2023.
ASML	Positive	The Netherlands-based semiconductor equipment company largely beat earnings estimates over the reporting period, and benefitted from long-term growth drivers like the transition to renewable energy, electrification, and the proliferation of artificial intelligence (AI).
Euronext	Positive	The pan-European stock exchange largely reported better-than-expected quarterly results over the 12-month period, including record first quarter revenue following the successful integration of the Milan Exchange. Management raised the quarterly dividend by 15% in the third quarter of 2023, and announced the completion of its €200 million share repurchase program in January of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class C/AFJCX) at NAV(1) and with CDSC(2)	(1.59)%	1.42%	(1.20)%
MSCI AC World ex USA Index (net)	11.62%	5.55%	3.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$67,055
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$425
Portfolio turnover rate as of the end of the reporting period	135%
Asset Allocation(1)
Financials	22%
Consumer Discretionary	18%
Information Technology	14%
Materials	10%
Industrials	9%
Utilities	7%
Energy	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ International Value Fund
Class R6 / ANAVX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class R6 / ANAVX	$91	0.91%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class R6 shares at NAV returned (0.42)%. For the same period, the MSCI AC World ex USA Index (net), a broad-based securities market index, returned 11.62%.
  The MSCI AC World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Negative stock selection within the consumer discretionary and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. The declines were only somewhat offset by positive selection in the financials and real estate sectors. By region, security selection across the emerging markets (EM) detracted from performance, while selection in North America contributed. From an allocation perspective, overweight positions in materials and across North America detracted, while an underweight in consumer staples and overweight in EM contributed over the period. The biggest individual contributors to performance during the 12-month period were ASML, Euronext, SEGRO, Partners Group, and Taiwan Semiconductor Manufacturing. The biggest detractors from performance during the period were Li Ning, ENN Energy, NICE, JD.com, and Neste. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. Management announced a HK$3B share repurchase program in the fourth quarter of 2023.
ASML	Positive	The Netherlands-based semiconductor equipment company largely beat earnings estimates over the reporting period, and benefitted from long-term growth drivers like the transition to renewable energy, electrification, and the proliferation of artificial intelligence (AI).
Euronext	Positive	The pan-European stock exchange largely reported better-than-expected quarterly results over the 12-month period, including record first quarter revenue following the successful integration of the Milan Exchange. Management raised the quarterly dividend by 15% in the third quarter of 2023, and announced the completion of its €200 million share repurchase program in January of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Class R6/ANAVX) at NAV(1)	(0.42)%	2.58%	(0.08)%
MSCI AC World ex USA Index (net)	11.62%	5.55%	3.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$67,055
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$425
Portfolio turnover rate as of the end of the reporting period	135%
Asset Allocation(1)
Financials	22%
Consumer Discretionary	18%
Information Technology	14%
Materials	10%
Industrials	9%
Utilities	7%
Energy	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ International Value Fund
Institutional Class / ANJIX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Institutional Class / ANJIX	$95	0.95%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned (0.52)%. For the same period, the MSCI AC World ex USA Index (net), a broad-based securities market index, returned 11.62%.
  The MSCI AC World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Negative stock selection within the consumer discretionary and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. The declines were only somewhat offset by positive selection in the financials and real estate sectors. By region, security selection across the emerging markets (EM) detracted from performance, while selection in North America contributed. From an allocation perspective, overweight positions in materials and across North America detracted, while an underweight in consumer staples and overweight in EM contributed over the period. The biggest individual contributors to performance during the 12-month period were ASML, Euronext, SEGRO, Partners Group, and Taiwan Semiconductor Manufacturing. The biggest detractors from performance during the period were Li Ning, ENN Energy, NICE, JD.com, and Neste. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. Management announced a HK$3B share repurchase program in the fourth quarter of 2023.
ASML	Positive	The Netherlands-based semiconductor equipment company largely beat earnings estimates over the reporting period, and benefitted from long-term growth drivers like the transition to renewable energy, electrification, and the proliferation of artificial intelligence (AI).
Euronext	Positive	The pan-European stock exchange largely reported better-than-expected quarterly results over the 12-month period, including record first quarter revenue following the successful integration of the Milan Exchange. Management raised the quarterly dividend by 15% in the third quarter of 2023, and announced the completion of its €200 million share repurchase program in January of 2024.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ International Value Fund (Institutional Class/ANJIX) at NAV(1)	(0.52)%	2.52%	(0.13)%
MSCI AC World ex USA Index (net)	11.62%	5.55%	3.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$67,055
Total number of portfolio holdings	62
Total advisory fee paid (‘000s)	$425
Portfolio turnover rate as of the end of the reporting period	135%
Asset Allocation(1)
Financials	22%
Consumer Discretionary	18%
Information Technology	14%
Materials	10%
Industrials	9%
Utilities	7%
Energy	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Large-Cap Value Fund
Class A / PNBAX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class A / PNBAX	$105	1.00%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 9.26%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.06%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy, materials, and information technology (IT) sectors contributed. An underweight in consumer staples and an overweight to financials contributed to performance. Conversely, an overweight in real estate and an underweight in industrials detracted over the period. The biggest individual contributors to performance during the 12-month period were Bank of America, JPMorgan Chase, Intuit, Allstate, and PNC Financial Services Group. The biggest detractors from performance during the period were Paycom Software, Humana, Eversource Energy, Rexford Industrial Realty, and MonotaRO. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Class A /PNBAX) at NAV(1)	9.26%	7.31%	7.01%
Virtus NFJ Large-Cap Value Fund (Class A /PNBAX) at POP(2),(3)	3.25%	6.11%	6.41%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$280,145
Total number of portfolio holdings	94
Total advisory fee paid (‘000s)	$1,265
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Financials	25%
Health Care	13%
Industrials	13%
Real Estate	10%
Energy	8%
Information Technology	8%
Utilities	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Large-Cap Value Fund
Class C / PNBCX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class C / PNBCX	$183	1.76%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 8.41%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.06%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy, materials, and information technology (IT) sectors contributed. An underweight in consumer staples and an overweight to financials contributed to performance. Conversely, an overweight in real estate and an underweight in industrials detracted over the period. The biggest individual contributors to performance during the 12-month period were Bank of America, JPMorgan Chase, Intuit, Allstate, and PNC Financial Services Group. The biggest detractors from performance during the period were Paycom Software, Humana, Eversource Energy, Rexford Industrial Realty, and MonotaRO. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Class C/PNBCX) at NAV(1) and with CDSC(2)	8.41%	6.50%	6.20%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$280,145
Total number of portfolio holdings	94
Total advisory fee paid (‘000s)	$1,265
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Financials	25%
Health Care	13%
Industrials	13%
Real Estate	10%
Energy	8%
Information Technology	8%
Utilities	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Large-Cap Value Fund
Class R6 / VAAGX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class R6 / VAAGX	$68	0.65%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class R6 shares at NAV returned 9.65%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.06%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy, materials, and information technology (IT) sectors contributed. An underweight in consumer staples and an overweight to financials contributed to performance. Conversely, an overweight in real estate and an underweight in industrials detracted over the period. The biggest individual contributors to performance during the 12-month period were Bank of America, JPMorgan Chase, Intuit, Allstate, and PNC Financial Services Group. The biggest detractors from performance during the period were Paycom Software, Humana, Eversource Energy, Rexford Industrial Realty, and MonotaRO. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 29, 2021). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	Since Inception
Virtus NFJ Large-Cap Value Fund (Class R6/VAAGX) at NAV(1)	9.65%	1.54%
FT Wilshire 5000 Index	23.15%	6.76%
Russell 1000® Value Index	13.06%	4.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$280,145
Total number of portfolio holdings	94
Total advisory fee paid (‘000s)	$1,265
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Financials	25%
Health Care	13%
Industrials	13%
Real Estate	10%
Energy	8%
Information Technology	8%
Utilities	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Large-Cap Value Fund
Institutional Class / ANVIX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Institutional Class / ANVIX	$79	0.75%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned 9.54%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 1000® Value Index, which serves as the style-specific index, returned 13.06%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the industrials, utilities, and real estate sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the energy, materials, and information technology (IT) sectors contributed. An underweight in consumer staples and an overweight to financials contributed to performance. Conversely, an overweight in real estate and an underweight in industrials detracted over the period. The biggest individual contributors to performance during the 12-month period were Bank of America, JPMorgan Chase, Intuit, Allstate, and PNC Financial Services Group. The biggest detractors from performance during the period were Paycom Software, Humana, Eversource Energy, Rexford Industrial Realty, and MonotaRO. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Paycom Software	Negative	The cloud-based human capital management solutions provider delivered disappointing quarterly results toward the end of 2023, as one of its new products showed signs of cannibalizing other digital services. The Fund exited the position in the fourth quarter of 2023.
Bank of America	Positive	Over the 12-month period, the company largely exceeded or met analysts’ estimates, due in part to higher interest rates and loan growth. Also, management announced plans to raise the dividend after passing regulators’ annual stress tests in the second quarter of 2024.
Intuit	Positive	The parent of TurboTax, Credit Karma, QuickBooks, and Mailchimp reported better-than-expected quarterly results over the 12-month period. The company continues to develop artificial intelligence (AI) tools for tax preparation, marketing, and other applications. Management also raised the quarterly dividend by 15% in the third quarter of 2023.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Large-Cap Value Fund (Institutional Class/ANVIX) at NAV(1)	9.54%	7.62%	7.35%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Value Index	13.06%	9.01%	8.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$280,145
Total number of portfolio holdings	94
Total advisory fee paid (‘000s)	$1,265
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Financials	25%
Health Care	13%
Industrials	13%
Real Estate	10%
Energy	8%
Information Technology	8%
Utilities	7%
Other	16%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, the new expense limitation of 0.75% went into effect for Institutional Class shares.
Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Mid-Cap Value Fund
Class A / PQNAX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class A / PQNAX	$102	1.00%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 4.43%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 11.98%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, utilities, and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the health care, materials, and consumer staples sectors contributed. An overweight in health care and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in communication services contributed to performance. The biggest individual contributors to performance during the 12-month period were Truist Financial, Citizens Financial, Sirius XM, U.S. Bancorp, and PNC Financial Services. The biggest detractors from performance during the period were Li Ning, NICE, Fox Factory, Cogeco Communications, and ENN Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. On the positive side, management announced a HK$3B share repurchase program in the fourth quarter of 2023.
Truist Financial	Positive	In late 2023, the regional bank announced plans to sell its insurance-brokerage business to private equity firm Stone Point Capital for $10 billion. Additionally, the bank reported quarterly core earnings per share ahead of consensus estimates and solid net interest income during the fourth quarter. In June of 2024, management authorized a $5 billion share repurchase program, further aiding performance.
Sirius XM	Positive	Shares of the satellite radio operator rose precipitously in mid-July of 2023, due to a combination of factors outside of the company’s control, including the purchasing of shares related to the rebalancing of the Nasdaq-100 Index®. The Fund exited the position in the third quarter of 2023 after valuations reached less favorable levels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Class A /PQNAX) at NAV(1)	4.43%	6.57%	7.01%
Virtus NFJ Mid-Cap Value Fund (Class A /PQNAX) at POP(2),(3)	(1.31)%	5.37%	6.41%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$772,297
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$3,577
Portfolio turnover rate as of the end of the reporting period	76%
Asset Allocation(1)
Financials	21%
Real Estate	14%
Health Care	11%
Utilities	11%
Industrials	11%
Consumer Discretionary	9%
Materials	8%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Mid-Cap Value Fund
Class C / PQNCX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class C / PQNCX	$178	1.75%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 3.68%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 11.98%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, utilities, and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the health care, materials, and consumer staples sectors contributed. An overweight in health care and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in communication services contributed to performance. The biggest individual contributors to performance during the 12-month period were Truist Financial, Citizens Financial, Sirius XM, U.S. Bancorp, and PNC Financial Services. The biggest detractors from performance during the period were Li Ning, NICE, Fox Factory, Cogeco Communications, and ENN Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. On the positive side, management announced a HK$3B share repurchase program in the fourth quarter of 2023.
Truist Financial	Positive	In late 2023, the regional bank announced plans to sell its insurance-brokerage business to private equity firm Stone Point Capital for $10 billion. Additionally, the bank reported quarterly core earnings per share ahead of consensus estimates and solid net interest income during the fourth quarter. In June of 2024, management authorized a $5 billion share repurchase program, further aiding performance.
Sirius XM	Positive	Shares of the satellite radio operator rose precipitously in mid-July of 2023, due to a combination of factors outside of the company’s control, including the purchasing of shares related to the rebalancing of the Nasdaq-100 Index®. The Fund exited the position in the third quarter of 2023 after valuations reached less favorable levels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Class C/PQNCX) at NAV(1) and with CDSC(2)	3.68%	5.77%	6.21%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$772,297
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$3,577
Portfolio turnover rate as of the end of the reporting period	76%
Asset Allocation(1)
Financials	21%
Real Estate	14%
Health Care	11%
Utilities	11%
Industrials	11%
Consumer Discretionary	9%
Materials	8%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Mid-Cap Value Fund
Class R6 / ANPRX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class R6 / ANPRX	$61	0.60%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class R6 shares at NAV returned 4.85%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 11.98%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, utilities, and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the health care, materials, and consumer staples sectors contributed. An overweight in health care and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in communication services contributed to performance. The biggest individual contributors to performance during the 12-month period were Truist Financial, Citizens Financial, Sirius XM, U.S. Bancorp, and PNC Financial Services. The biggest detractors from performance during the period were Li Ning, NICE, Fox Factory, Cogeco Communications, and ENN Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. On the positive side, management announced a HK$3B share repurchase program in the fourth quarter of 2023.
Truist Financial	Positive	In late 2023, the regional bank announced plans to sell its insurance-brokerage business to private equity firm Stone Point Capital for $10 billion. Additionally, the bank reported quarterly core earnings per share ahead of consensus estimates and solid net interest income during the fourth quarter. In June of 2024, management authorized a $5 billion share repurchase program, further aiding performance.
Sirius XM	Positive	Shares of the satellite radio operator rose precipitously in mid-July of 2023, due to a combination of factors outside of the company’s control, including the purchasing of shares related to the rebalancing of the Nasdaq-100 Index®. The Fund exited the position in the third quarter of 2023 after valuations reached less favorable levels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 18, 2017). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	Since Inception
Virtus NFJ Mid-Cap Value Fund (Class R6/ANPRX) at NAV(1)	4.85%	6.99%	5.23%
FT Wilshire 5000 Index	23.15%	14.41%	12.76%
Russell Midcap® Value Index	11.98%	8.49%	7.03%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$772,297
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$3,577
Portfolio turnover rate as of the end of the reporting period	76%
Asset Allocation(1)
Financials	21%
Real Estate	14%
Health Care	11%
Utilities	11%
Industrials	11%
Consumer Discretionary	9%
Materials	8%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Mid-Cap Value Fund
Institutional Class / PRNIX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Institutional Class / PRNIX	$67	0.65%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned 4.82%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell Midcap® Value Index, which serves as the style-specific index, returned 11.98%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, utilities, and industrials sectors detracted from performance relative to the Fund’s style-specific benchmark during the fiscal year. Stock selection in the health care, materials, and consumer staples sectors contributed. An overweight in health care and an underweight in industrials detracted over the period. Conversely, an overweight in financials and an underweight in communication services contributed to performance. The biggest individual contributors to performance during the 12-month period were Truist Financial, Citizens Financial, Sirius XM, U.S. Bancorp, and PNC Financial Services. The biggest detractors from performance during the period were Li Ning, NICE, Fox Factory, Cogeco Communications, and ENN Energy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Li Ning	Negative	The China-based sports apparel brand was negatively impacted by challenging macroeconomic conditions, higher inventories due to demand that exceeded forecasts, and discounting that narrowed profit margins. On the positive side, management announced a HK$3B share repurchase program in the fourth quarter of 2023.
Truist Financial	Positive	In late 2023, the regional bank announced plans to sell its insurance-brokerage business to private equity firm Stone Point Capital for $10 billion. Additionally, the bank reported quarterly core earnings per share ahead of consensus estimates and solid net interest income during the fourth quarter. In June of 2024, management authorized a $5 billion share repurchase program, further aiding performance.
Sirius XM	Positive	Shares of the satellite radio operator rose precipitously in mid-July of 2023, due to a combination of factors outside of the company’s control, including the purchasing of shares related to the rebalancing of the Nasdaq-100 Index®. The Fund exited the position in the third quarter of 2023 after valuations reached less favorable levels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Mid-Cap Value Fund (Institutional Class/PRNIX) at NAV(1)	4.82%	6.94%	7.39%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$772,297
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$3,577
Portfolio turnover rate as of the end of the reporting period	76%
Asset Allocation(1)
Financials	21%
Real Estate	14%
Health Care	11%
Utilities	11%
Industrials	11%
Consumer Discretionary	9%
Materials	8%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Small-Cap Value Fund
Class A / PCVAX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class A / PCVAX	$122	1.17%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 9.05%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 2000® Value Index, which serves as the style-specific index, returned 10.90%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, industrials, and communication services sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the information technology (IT), health care, and materials sectors contributed. Overweight positions in health care and financials contributed to performance. Conversely, overweight exposures in utilities and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Armstrong World Industries, Cadence Bank, Kronos Worldwide, and Heartland Financial USA. The biggest detractors from performance during the period were Cogeco Communications, Fox Factory, Malibu Boats, MonotaRO, and Whirlpool. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Cogeco Communications	Negative	Increased competition resulted in lower revenues and subscriber declines in the U.S. for the internet services provider. The challenging environment was reflected in the company’s guidance for 2024 earnings. The Fund exited the position in the fourth quarter of 2023.
Coeur Mining	Positive	The silver and gold producer reported increased gold production toward the end of the reporting period. The company benefited from higher precious metal prices, as the price of silver in particular was buoyed by economic uncertainty and increased industrial demand.
Armstrong World Industries	Positive	The wall- and ceiling-systems manufacturer exceeded fourth quarter earnings expectations, which were issued before the company released sales guidance for 2024 and reported record-breaking first quarter results. The company acquired architectural products firm 3form during the fiscal year, which boosted the stock price further.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class A /PCVAX) at NAV(1)	9.05%	5.28%	3.52%
Virtus NFJ Small-Cap Value Fund (Class A /PCVAX) at POP(2),(3)	3.06%	4.09%	2.93%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Value Index	10.90%	7.07%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$313,772
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$1,895
Portfolio turnover rate as of the end of the reporting period	60%
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	11%
Health Care	10%
Materials	8%
Consumer Discretionary	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Small-Cap Value Fund
Class C / PCVCX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class C / PCVCX	$200	1.92%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 8.32%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 2000® Value Index, which serves as the style-specific index, returned 10.90%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, industrials, and communication services sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the information technology (IT), health care, and materials sectors contributed. Overweight positions in health care and financials contributed to performance. Conversely, overweight exposures in utilities and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Armstrong World Industries, Cadence Bank, Kronos Worldwide, and Heartland Financial USA. The biggest detractors from performance during the period were Cogeco Communications, Fox Factory, Malibu Boats, MonotaRO, and Whirlpool. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Cogeco Communications	Negative	Increased competition resulted in lower revenues and subscriber declines in the U.S. for the internet services provider. The challenging environment was reflected in the company’s guidance for 2024 earnings. The Fund exited the position in the fourth quarter of 2023.
Coeur Mining	Positive	The silver and gold producer reported increased gold production toward the end of the reporting period. The company benefited from higher precious metal prices, as the price of silver in particular was buoyed by economic uncertainty and increased industrial demand.
Armstrong World Industries	Positive	The wall- and ceiling-systems manufacturer exceeded fourth quarter earnings expectations, which were issued before the company released sales guidance for 2024 and reported record-breaking first quarter results. The company acquired architectural products firm 3form during the fiscal year, which boosted the stock price further.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class C/PCVCX) at NAV(1) and with CDSC(2)	8.32%	4.50%	2.75%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Value Index	10.90%	7.07%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$313,772
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$1,895
Portfolio turnover rate as of the end of the reporting period	60%
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	11%
Health Care	10%
Materials	8%
Consumer Discretionary	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Small-Cap Value Fund
Class R6 / ANFVX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class R6 / ANFVX	$81	0.77%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class R6 shares at NAV returned 9.51%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 2000® Value Index, which serves as the style-specific index, returned 10.90%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, industrials, and communication services sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the information technology (IT), health care, and materials sectors contributed. Overweight positions in health care and financials contributed to performance. Conversely, overweight exposures in utilities and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Armstrong World Industries, Cadence Bank, Kronos Worldwide, and Heartland Financial USA. The biggest detractors from performance during the period were Cogeco Communications, Fox Factory, Malibu Boats, MonotaRO, and Whirlpool. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Cogeco Communications	Negative	Increased competition resulted in lower revenues and subscriber declines in the U.S. for the internet services provider. The challenging environment was reflected in the company’s guidance for 2024 earnings. The Fund exited the position in the fourth quarter of 2023.
Coeur Mining	Positive	The silver and gold producer reported increased gold production toward the end of the reporting period. The company benefited from higher precious metal prices, as the price of silver in particular was buoyed by economic uncertainty and increased industrial demand.
Armstrong World Industries	Positive	The wall- and ceiling-systems manufacturer exceeded fourth quarter earnings expectations, which were issued before the company released sales guidance for 2024 and reported record-breaking first quarter results. The company acquired architectural products firm 3form during the fiscal year, which boosted the stock price further.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Class R6/ANFVX) at NAV(1)	9.51%	5.71%	3.94%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Value Index	10.90%	7.07%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$313,772
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$1,895
Portfolio turnover rate as of the end of the reporting period	60%
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	11%
Health Care	10%
Materials	8%
Consumer Discretionary	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus NFJ Small-Cap Value Fund
Institutional Class / PSVIX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Institutional Class / PSVIX	$86	0.82%
Portfolio Manager Commentary by NFJ Investment Group, LLC
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned 9.50%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 2000® Value Index, which serves as the style-specific index, returned 10.90%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection within the consumer discretionary, industrials, and communication services sectors detracted from performance during the fiscal year relative to the Fund’s style-specific benchmark. Stock selection in the information technology (IT), health care, and materials sectors contributed. Overweight positions in health care and financials contributed to performance. Conversely, overweight exposures in utilities and IT detracted over the period. The biggest individual contributors to performance for the 12-month period were Coeur Mining, Armstrong World Industries, Cadence Bank, Kronos Worldwide, and Heartland Financial USA. The biggest detractors from performance during the period were Cogeco Communications, Fox Factory, Malibu Boats, MonotaRO, and Whirlpool. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strength in higher growth companies during the first half of 2024	Negative	In response to higher inflation figures, high-momentum stocks surged in the first half of 2024 as rising Treasury yields dampened hopes for interest rate cuts and buoyed higher growth, longer-duration assets. The Fund’s higher-quality value positioning failed to keep pace during this sharp market upswing.
Cogeco Communications	Negative	Increased competition resulted in lower revenues and subscriber declines in the U.S. for the internet services provider. The challenging environment was reflected in the company’s guidance for 2024 earnings. The Fund exited the position in the fourth quarter of 2023.
Coeur Mining	Positive	The silver and gold producer reported increased gold production toward the end of the reporting period. The company benefited from higher precious metal prices, as the price of silver in particular was buoyed by economic uncertainty and increased industrial demand.
Armstrong World Industries	Positive	The wall- and ceiling-systems manufacturer exceeded fourth quarter earnings expectations, which were issued before the company released sales guidance for 2024 and reported record-breaking first quarter results. The company acquired architectural products firm 3form during the fiscal year, which boosted the stock price further.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus NFJ Small-Cap Value Fund (Institutional Class/PSVIX) at NAV(1)	9.50%	5.65%	3.89%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Value Index	10.90%	7.07%	6.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$313,772
Total number of portfolio holdings	101
Total advisory fee paid (‘000s)	$1,895
Portfolio turnover rate as of the end of the reporting period	60%
Asset Allocation(1)
Financials	29%
Industrials	13%
Real Estate	11%
Health Care	10%
Materials	8%
Consumer Discretionary	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Silvant Focused Growth Fund
Class A / PGWAX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class A / PGWAX	$114	0.95%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 40.79%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 33.48%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had 11 holdings across five major economic sectors that added relative outperformance, when compared to the Russell 1000® Growth Index. Stock selection within financial and industrials detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Fair Isaac, Royal Caribbean, and Eli Lilly. The biggest detractors from relative performance during the period were Las Vegas Sands, Edwards Lifesciences, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected. This was driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.
Eli Lilly	Positive	The company experienced explosive revenue and earnings growth, which fueled a higher stock price as demand for its GLP-1 drug for weight loss outstripped supply. The drug has also been shown to improve other chronic conditions cause by obesity, further driving demand.
Las Vegas Sands	Negative	The company operates destination properties in Macao and Singapore. After China’s drastic COVID shutdown, investors continued to worry over the 12-month period about China’s outbound travel and its ability to re-engage economic growth. By the end of 2023, the company’s gaming revenues in Macao had only recovered 81% of their pre-pandemic levels.
Boeing	Negative	The company experienced quality control problems with several aircraft models, which led to increased scrutiny by the Federal Aviation Administration. This caused a halt in client aircraft deliveries, as well as production shutdowns, which negatively impacted revenue, earnings, and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class A /PGWAX) at NAV(1)	40.79%	20.52%	16.12%
Virtus Silvant Focused Growth Fund (Class A /PGWAX) at POP(2),(3)	33.05%	19.17%	15.47%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Growth Index	33.48%	19.34%	16.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,390,863
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$4,980
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Information Technology	48%
Health Care	15%
Consumer Discretionary	12%
Communication Services	9%
Industrials	8%
Financials	4%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Silvant Focused Growth Fund
Class C / PGWCX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class C / PGWCX	$206	1.72%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 39.69%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 33.48%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had 11 holdings across five major economic sectors that added relative outperformance, when compared to the Russell 1000® Growth Index. Stock selection within financial and industrials detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Fair Isaac, Royal Caribbean, and Eli Lilly. The biggest detractors from relative performance during the period were Las Vegas Sands, Edwards Lifesciences, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected. This was driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.
Eli Lilly	Positive	The company experienced explosive revenue and earnings growth, which fueled a higher stock price as demand for its GLP-1 drug for weight loss outstripped supply. The drug has also been shown to improve other chronic conditions cause by obesity, further driving demand.
Las Vegas Sands	Negative	The company operates destination properties in Macao and Singapore. After China’s drastic COVID shutdown, investors continued to worry over the 12-month period about China’s outbound travel and its ability to re-engage economic growth. By the end of 2023, the company’s gaming revenues in Macao had only recovered 81% of their pre-pandemic levels.
Boeing	Negative	The company experienced quality control problems with several aircraft models, which led to increased scrutiny by the Federal Aviation Administration. This caused a halt in client aircraft deliveries, as well as production shutdowns, which negatively impacted revenue, earnings, and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Class C/PGWCX) at NAV(1) and with CDSC(2)	39.69%	19.60%	15.24%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Growth Index	33.48%	19.34%	16.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,390,863
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$4,980
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Information Technology	48%
Health Care	15%
Consumer Discretionary	12%
Communication Services	9%
Industrials	8%
Financials	4%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Silvant Focused Growth Fund
Class R6 / AFGFX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class R6 / AFGFX	$75	0.62%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class R6 shares at NAV returned 41.23%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 33.48%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had 11 holdings across five major economic sectors that added relative outperformance, when compared to the Russell 1000® Growth Index. Stock selection within financial and industrials detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Fair Isaac, Royal Caribbean, and Eli Lilly. The biggest detractors from relative performance during the period were Las Vegas Sands, Edwards Lifesciences, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected. This was driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.
Eli Lilly	Positive	The company experienced explosive revenue and earnings growth, which fueled a higher stock price as demand for its GLP-1 drug for weight loss outstripped supply. The drug has also been shown to improve other chronic conditions cause by obesity, further driving demand.
Las Vegas Sands	Negative	The company operates destination properties in Macao and Singapore. After China’s drastic COVID shutdown, investors continued to worry over the 12-month period about China’s outbound travel and its ability to re-engage economic growth. By the end of 2023, the company’s gaming revenues in Macao had only recovered 81% of their pre-pandemic levels.
Boeing	Negative	The company experienced quality control problems with several aircraft models, which led to increased scrutiny by the Federal Aviation Administration. This caused a halt in client aircraft deliveries, as well as production shutdowns, which negatively impacted revenue, earnings, and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 14, 2015). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	Since Inception
Virtus Silvant Focused Growth Fund (Class R6/AFGFX) at NAV(1)	41.23%	20.93%	17.78%
FT Wilshire 5000 Index	23.15%	14.41%	13.99%
Russell 1000® Growth Index	33.48%	19.34%	17.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,390,863
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$4,980
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Information Technology	48%
Health Care	15%
Consumer Discretionary	12%
Communication Services	9%
Industrials	8%
Financials	4%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Silvant Focused Growth Fund
Institutional Class / PGFIX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Institutional Class / PGFIX	$81	0.67%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned 41.18%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 1000® Growth Index, which serves as the style-specific index, returned 33.48%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. For the 12-month period, the majority of the Fund’s investment performance, both positive and negative, was driven by stock selection. The Fund had 11 holdings across five major economic sectors that added relative outperformance, when compared to the Russell 1000® Growth Index. Stock selection within financial and industrials detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were NVIDIA, Fair Isaac, Royal Caribbean, and Eli Lilly. The biggest detractors from relative performance during the period were Las Vegas Sands, Edwards Lifesciences, DexCom, and Boeing. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	Over the 12-month period, the company grew revenue and earnings faster than investors expected. This was driven by the large global capital spending cycle for the development of semiconductor chips with increased artificial intelligence capabilities. As demand exceeded supply, the company’s stock price rose significantly.
Eli Lilly	Positive	The company experienced explosive revenue and earnings growth, which fueled a higher stock price as demand for its GLP-1 drug for weight loss outstripped supply. The drug has also been shown to improve other chronic conditions cause by obesity, further driving demand.
Las Vegas Sands	Negative	The company operates destination properties in Macao and Singapore. After China’s drastic COVID shutdown, investors continued to worry over the 12-month period about China’s outbound travel and its ability to re-engage economic growth. By the end of 2023, the company’s gaming revenues in Macao had only recovered 81% of their pre-pandemic levels.
Boeing	Negative	The company experienced quality control problems with several aircraft models, which led to increased scrutiny by the Federal Aviation Administration. This caused a halt in client aircraft deliveries, as well as production shutdowns, which negatively impacted revenue, earnings, and the stock price.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Silvant Focused Growth Fund (Institutional Class/PGFIX) at NAV(1)	41.18%	20.87%	16.49%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 1000® Growth Index	33.48%	19.34%	16.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,390,863
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$4,980
Portfolio turnover rate as of the end of the reporting period	10%
Asset Allocation(1)
Information Technology	48%
Health Care	15%
Consumer Discretionary	12%
Communication Services	9%
Industrials	8%
Financials	4%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Silvant Mid-Cap Growth Fund
Class A / RMDAX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class A / RMDAX	$108	1.00%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 16.34%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 15.05%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in five major economic sectors. In addition, the Fund held approximately 33 stocks during the 12-month period that gained more than 20%. Stock performance from the industrials, health care, and communication services sectors added the most in relative value. Stock selection within the technology and consumer discretionary sectors detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Vertiv Holdings, Tenet Healthcare, Spotify, LAM Research, and Wingstop. The biggest detractors from relative performance during the period were Hexcel, DexCom, CrowdStrike Holdings, Palantir Technolog and lululemon athletica. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Vertiv Holdings	Positive	Strong business fundamentals leading to better-than-expected revenue and earnings over the 12-month period drove the stock price higher. Additionally, the company’s backlog growth within artificial intelligence-specific products exceeded forecasts, driven by the large global capital spending cycle.
Wingstop	Positive	Strong business fundamentals over the 12-month period included rising same-store sales driven by new menu items, online delivery improvement, and targeted advertising.
DexCom	Negative	Over the 12-month period, investors fretted about the possibility of new GLP-1 drugs reducing global obesity. The implications of a reduction in obesity may decrease the global diabetic population, thereby negatively impacting demand for Dexcom’s diabetic products. This fear weighed on the company’s stock price during the reporting period.
lululemon athletica	Negative	The company cited a softer demand pattern in U.S. consumer spending, leading to concerns that negatively impacted the company’s stock price during the 12 months.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Class A /RMDAX) at NAV(1)	16.34%	11.87%	11.17%
Virtus Silvant Mid-Cap Growth Fund (Class A /RMDAX) at POP(2),(3)	9.94%	10.61%	10.54%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell Midcap® Growth Index	15.05%	9.93%	10.51%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$332,922
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$1,447
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Industrials	25%
Information Technology	21%
Health Care	20%
Consumer Discretionary	13%
Financials	9%
Communication Services	7%
Energy	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Silvant Mid-Cap Growth Fund
Class C / RMDCX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class C / RMDCX	$192	1.78%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 15.79%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 15.05%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in five major economic sectors. In addition, the Fund held approximately 33 stocks during the 12-month period that gained more than 20%. Stock performance from the industrials, health care, and communication services sectors added the most in relative value. Stock selection within the technology and consumer discretionary sectors detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Vertiv Holdings, Tenet Healthcare, Spotify, LAM Research, and Wingstop. The biggest detractors from relative performance during the period were Hexcel, DexCom, CrowdStrike Holdings, Palantir Technolog and lululemon athletica. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Vertiv Holdings	Positive	Strong business fundamentals leading to better-than-expected revenue and earnings over the 12-month period drove the stock price higher. Additionally, the company’s backlog growth within artificial intelligence-specific products exceeded forecasts, driven by the large global capital spending cycle.
Wingstop	Positive	Strong business fundamentals over the 12-month period included rising same-store sales driven by new menu items, online delivery improvement, and targeted advertising.
DexCom	Negative	Over the 12-month period, investors fretted about the possibility of new GLP-1 drugs reducing global obesity. The implications of a reduction in obesity may decrease the global diabetic population, thereby negatively impacting demand for Dexcom’s diabetic products. This fear weighed on the company’s stock price during the reporting period.
lululemon athletica	Negative	The company cited a softer demand pattern in U.S. consumer spending, leading to concerns that negatively impacted the company’s stock price during the 12 months.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Class C/RMDCX) at NAV(1) and with CDSC(2)	15.79%	11.00%	10.33%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell Midcap® Growth Index	15.05%	9.93%	10.51%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$332,922
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$1,447
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Industrials	25%
Information Technology	21%
Health Care	20%
Consumer Discretionary	13%
Financials	9%
Communication Services	7%
Energy	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Silvant Mid-Cap Growth Fund
Institutional Class / DRMCX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Institutional Class / DRMCX	$83	0.77%
Portfolio Manager Commentary by Silvant Capital Management LLC
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned 16.85%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell Midcap® Growth Index, which serves as the style-specific index, returned 15.05%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s investment process is built to identify fundamental bottom-up key metrics that drive stock price performance. As those metrics change over time, investor expectations change, leading to positive or negative stock price reactions. The Fund demonstrated positive stock selection relative to the Russell Midcap® Growth Index in five major economic sectors. In addition, the Fund held approximately 33 stocks during the 12-month period that gained more than 20%. Stock performance from the industrials, health care, and communication services sectors added the most in relative value. Stock selection within the technology and consumer discretionary sectors detracted from relative investment performance. The biggest contributors to relative investment performance for the 12-month period were Vertiv Holdings, Tenet Healthcare, Spotify, LAM Research, and Wingstop. The biggest detractors from relative performance during the period were Hexcel, DexCom, CrowdStrike Holdings, Palantir Technolog and lululemon athletica. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Vertiv Holdings	Positive	Strong business fundamentals leading to better-than-expected revenue and earnings over the 12-month period drove the stock price higher. Additionally, the company’s backlog growth within artificial intelligence-specific products exceeded forecasts, driven by the large global capital spending cycle.
Wingstop	Positive	Strong business fundamentals over the 12-month period included rising same-store sales driven by new menu items, online delivery improvement, and targeted advertising.
DexCom	Negative	Over the 12-month period, investors fretted about the possibility of new GLP-1 drugs reducing global obesity. The implications of a reduction in obesity may decrease the global diabetic population, thereby negatively impacting demand for Dexcom’s diabetic products. This fear weighed on the company’s stock price during the reporting period.
lululemon athletica	Negative	The company cited a softer demand pattern in U.S. consumer spending, leading to concerns that negatively impacted the company’s stock price during the 12 months.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Silvant Mid-Cap Growth Fund (Institutional Class/DRMCX) at NAV(1)	16.85%	12.18%	11.52%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell Midcap® Growth Index	15.05%	9.93%	10.51%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$332,922
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$1,447
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Industrials	25%
Information Technology	21%
Health Care	20%
Consumer Discretionary	13%
Financials	9%
Communication Services	7%
Energy	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, the new expense limitation of 0.76% went into effect for Institutional Class shares.
Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Small-Cap Fund
Class A / AZBAX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class A / AZBAX	$123	1.17%
Portfolio Manager Commentary by Virtus Investment Advisers, Inc.
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 10.17%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 2000® Index, which serves as the style-specific index, returned 10.06%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in industrials and health care contributed the most toward the Fund’s performance during the 12-month period. Stock selection in information technology was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Adma Biologics, NextGen Healthcare, Commvault Systems, Barrett Business Services, and Warrior Met Coal. The biggest detractors from performance during the period were Axcelis Technologies, Super Micro Computer, Microstrategy, Belden, and Alkermes Public. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. This harmed the Fund’s exposure to this area of the market.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, several of the Fund’s consumer discretionary stocks, specifically retail stocks, reaped the benefits of increased consumer spending.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Class A /AZBAX) at NAV(1)	10.17%	7.30%	7.57%
Virtus Small-Cap Fund (Class A /AZBAX) at POP(2),(3)	4.11%	6.09%	6.97%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Index	10.06%	6.94%	7.00%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$90,667
Total number of portfolio holdings	192
Total advisory fee paid (‘000s)	$479
Portfolio turnover rate as of the end of the reporting period	69%
Asset Allocation(1)
Biotechnology	11%
Software	10%
Diversified Consumer Services	5%
Pharmaceuticals	4%
Oil, Gas & Consumable Fuels	4%
Construction & Engineering	4%
Commercial Services & Supplies	4%
Insurance	4%
Financial Services	4%
Semiconductors & Semiconductor Equipment	3%
Other (includes securities lending collateral)	47%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Small-Cap Fund
Class C / AZBCX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class C / AZBCX	$201	1.92%
Portfolio Manager Commentary by Virtus Investment Advisers, Inc.
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 9.35%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 2000® Index, which serves as the style-specific index, returned 10.60%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in industrials and health care contributed the most toward the Fund’s performance during the 12-month period. Stock selection in information technology was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Adma Biologics, NextGen Healthcare, Commvault Systems, Barrett Business Services, and Warrior Met Coal. The biggest detractors from performance during the period were Axcelis Technologies, Super Micro Computer, Microstrategy, Belden, and Alkermes Public. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. This harmed the Fund’s exposure to this area of the market.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, several of the Fund’s consumer discretionary stocks, specifically retail stocks, reaped the benefits of increased consumer spending.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Class C/AZBCX) at NAV(1) and with CDSC(2)	9.35%	6.50%	6.77%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Index	10.60%	6.94%	7.00%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$90,667
Total number of portfolio holdings	192
Total advisory fee paid (‘000s)	$479
Portfolio turnover rate as of the end of the reporting period	69%
Asset Allocation(1)
Biotechnology	11%
Software	10%
Diversified Consumer Services	5%
Pharmaceuticals	4%
Oil, Gas & Consumable Fuels	4%
Construction & Engineering	4%
Commercial Services & Supplies	4%
Insurance	4%
Financial Services	4%
Semiconductors & Semiconductor Equipment	3%
Other (includes securities lending collateral)	47%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Small-Cap Fund
Class R6 / ASCFX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class R6 / ASCFX	$81	0.77%
Portfolio Manager Commentary by Virtus Investment Advisers, Inc.
  For the fiscal year ended June 30, 2024, the Fund’s Class R6 shares at NAV returned 10.58%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 2000® Index, which serves as the style-specific index, returned 10.06%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in industrials and health care contributed the most toward the Fund’s performance during the 12-month period. Stock selection in information technology was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Adma Biologics, NextGen Healthcare, Commvault Systems, Barrett Business Services, and Warrior Met Coal. The biggest detractors from performance during the period were Axcelis Technologies, Super Micro Computer, Microstrategy, Belden, and Alkermes Public. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. This harmed the Fund’s exposure to this area of the market.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, several of the Fund’s consumer discretionary stocks, specifically retail stocks, reaped the benefits of increased consumer spending.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 22, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	Since Inception
Virtus Small-Cap Fund (Class R6/ASCFX) at NAV(1)	10.58%	7.73%	5.56%
FT Wilshire 5000 Index	23.15%	14.41%	12.80%
Russell 2000® Index	10.06%	6.94%	4.42%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$90,667
Total number of portfolio holdings	192
Total advisory fee paid (‘000s)	$479
Portfolio turnover rate as of the end of the reporting period	69%
Asset Allocation(1)
Biotechnology	11%
Software	10%
Diversified Consumer Services	5%
Pharmaceuticals	4%
Oil, Gas & Consumable Fuels	4%
Construction & Engineering	4%
Commercial Services & Supplies	4%
Insurance	4%
Financial Services	4%
Semiconductors & Semiconductor Equipment	3%
Other (includes securities lending collateral)	47%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Small-Cap Fund
Institutional Class / AZBIX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Institutional Class / AZBIX	$86	0.82%
Portfolio Manager Commentary by Virtus Investment Advisers, Inc.
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned 10.52%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15% and the Russell 2000® Index, which serves as the style-specific index, returned 10.06%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in industrials and health care contributed the most toward the Fund’s performance during the 12-month period. Stock selection in information technology was the biggest detractor. The biggest individual contributors to performance during the 12-month period were Adma Biologics, NextGen Healthcare, Commvault Systems, Barrett Business Services, and Warrior Met Coal. The biggest detractors from performance during the period were Axcelis Technologies, Super Micro Computer, Microstrategy, Belden, and Alkermes Public. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks. This harmed the Fund’s exposure to this area of the market.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies held by the Fund, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, several of the Fund’s consumer discretionary stocks, specifically retail stocks, reaped the benefits of increased consumer spending.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Small-Cap Fund (Institutional Class/AZBIX) at NAV(1)	10.52%	7.68%	7.95%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Russell 2000® Index	10.06%	6.94%	7.00%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$90,667
Total number of portfolio holdings	192
Total advisory fee paid (‘000s)	$479
Portfolio turnover rate as of the end of the reporting period	69%
Asset Allocation(1)
Biotechnology	11%
Software	10%
Diversified Consumer Services	5%
Pharmaceuticals	4%
Oil, Gas & Consumable Fuels	4%
Construction & Engineering	4%
Commercial Services & Supplies	4%
Insurance	4%
Financial Services	4%
Semiconductors & Semiconductor Equipment	3%
Other (includes securities lending collateral)	47%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, Class P shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Zevenbergen Technology Fund
Class A / RAGTX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class A / RAGTX	$170	1.43%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class A shares at NAV returned 38.30%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15%, the Nasdaq Composite® Index, which serves as the style-specific index, returned 29.61% and the S&P North American Technology Index, returned 44.57%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Nasdaq Composite® Index is a market capitalization-weighted index of all common stocks listed on the Nasdaq Stock Market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection within semiconductors, systems software, and communications equipment contributed to performance relative to the Fund’s style-specific benchmark, the S&P North American Technology Index, during the fiscal year. An overweight to broadline retail and an underweight to information technology (IT) consulting were also positive factors. Underweight positions in application software and technology hardware detracted from performance. The biggest individual contributors to performance during the 12-month period were Amazon.com, Alphabet (Google), CrowdStrike Holdings, Uber Technologies, and Monolithic Power Systems. The biggest detractors from performance during the period were Broadcom, Apple, Tesla, Qualcomm, and Meta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, consumer discretionary stocks, specifically e-commerce and travel platforms, reaped the benefits of increased consumer spending.
Vigilant regulatory environment	Negative	Increased vigilance by government regulatory agencies across all industries resulted in a reduced number of announced mergers and acquisitions, with firms scaling back acquisition plans due to prolonged legal discovery periods and other mergers that were being denied.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Class A /RAGTX) at NAV(1)	38.30%	18.24%	17.81%
Virtus Zevenbergen Technology Fund (Class A /RAGTX) at POP(2),(3)	30.70%	16.91%	17.15%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Nasdaq Composite® Index	29.61%	18.21%	16.07%
S&P North American Technology Index	44.57%	22.24%	20.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,540,282
Total number of portfolio holdings	47
Total advisory fee paid (‘000s)	$12,328
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	30%
Software	21%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	8%
Broadline Retail	7%
IT Services	5%
Automobiles	3%
Media	2%
Financial Services	2%
Communications Equipment	1%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Zevenbergen Technology Fund
Class C / RCGTX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class C / RCGTX	$257	2.17%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended June 30, 2024, the Fund’s Class C shares at NAV returned 37.28%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15%, the Nasdaq Composite® Index, which serves as the style-specific index, returned 29.61% and the S&P North American Technology Index, returned 44.57%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Nasdaq Composite® Index is a market capitalization-weighted index of all common stocks listed on the Nasdaq Stock Market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection within semiconductors, systems software, and communications equipment contributed to performance relative to the Fund’s style-specific benchmark, the S&P North American Technology Index, during the fiscal year. An overweight to broadline retail and an underweight to information technology (IT) consulting were also positive factors. Underweight positions in application software and technology hardware detracted from performance. The biggest individual contributors to performance during the 12-month period were Amazon.com, Alphabet (Google), CrowdStrike Holdings, Uber Technologies, and Monolithic Power Systems. The biggest detractors from performance during the period were Broadcom, Apple, Tesla, Qualcomm, and Meta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, consumer discretionary stocks, specifically e-commerce and travel platforms, reaped the benefits of increased consumer spending.
Vigilant regulatory environment	Negative	Increased vigilance by government regulatory agencies across all industries resulted in a reduced number of announced mergers and acquisitions, with firms scaling back acquisition plans due to prolonged legal discovery periods and other mergers that were being denied.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Class C/RCGTX) at NAV(1) and with CDSC(2)	37.28%	17.36%	16.93%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Nasdaq Composite® Index	29.61%	18.21%	16.07%
S&P North American Technology Index	44.57%	22.24%	20.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
"CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,540,282
Total number of portfolio holdings	47
Total advisory fee paid (‘000s)	$12,328
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	30%
Software	21%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	8%
Broadline Retail	7%
IT Services	5%
Automobiles	3%
Media	2%
Financial Services	2%
Communications Equipment	1%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Zevenbergen Technology Fund
Institutional Class / DRGTX
Annual SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Institutional Class / DRGTX	$138	1.16%
Portfolio Manager Commentary by Zevenbergen Capital Investments LLC
  For the fiscal year ended June 30, 2024, the Fund’s Institutional Class shares at NAV returned 38.68%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.15%, the Nasdaq Composite® Index, which serves as the style-specific index, returned 29.61% and the S&P North American Technology Index, returned 44.57%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Nasdaq Composite® Index is a market capitalization-weighted index of all common stocks listed on the Nasdaq Stock Market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology and internet-related stocks. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection within semiconductors, systems software, and communications equipment contributed to performance relative to the Fund’s style-specific benchmark, the S&P North American Technology Index, during the fiscal year. An overweight to broadline retail and an underweight to information technology (IT) consulting were also positive factors. Underweight positions in application software and technology hardware detracted from performance. The biggest individual contributors to performance during the 12-month period were Amazon.com, Alphabet (Google), CrowdStrike Holdings, Uber Technologies, and Monolithic Power Systems. The biggest detractors from performance during the period were Broadcom, Apple, Tesla, Qualcomm, and Meta. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Higher interest rates	Negative	Higher interest rates adversely affected high-growth, long-term assets that are not yet cash flow positive. The impact on small-capitalization stocks, which often depend on short-term loans to fund growth, was more substantial than it was on large-capitalization stocks.
Artificial intelligence (AI) advancements	Positive	The AI wave benefited many technology hardware companies, as AI building-block companies invested in the infrastructure required by this new, transformative technology.
Strong labor market	Positive	With employment rates continuing to be strong post-pandemic, consumer discretionary stocks, specifically e-commerce and travel platforms, reaped the benefits of increased consumer spending.
Vigilant regulatory environment	Negative	Increased vigilance by government regulatory agencies across all industries resulted in a reduced number of announced mergers and acquisitions, with firms scaling back acquisition plans due to prolonged legal discovery periods and other mergers that were being denied.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Institutional Class shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 6/30/24	1 Year	5 Years	10 Years
Virtus Zevenbergen Technology Fund (Institutional Class/DRGTX) at NAV(1)	38.68%	18.59%	18.19%
FT Wilshire 5000 Index	23.15%	14.41%	12.36%
Nasdaq Composite® Index	29.61%	18.21%	16.07%
S&P North American Technology Index	44.57%	22.24%	20.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$1,540,282
Total number of portfolio holdings	47
Total advisory fee paid (‘000s)	$12,328
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	30%
Software	21%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	8%
Broadline Retail	7%
IT Services	5%
Automobiles	3%
Media	2%
Financial Services	2%
Communications Equipment	1%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Material Fund Changes
Effective May 10, 2024, the new expense limitation of 1.16% went into effect for Institutional Class shares.
Effective May 10, 2024, Class P shares and Administrative Class shares converted to Institutional Class shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $315,732 for 2024 and $335,882 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $2,500 for 2024 and $31,085 for 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $43,164 for 2024 and $43,164 for 2023.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $263,461 for 2023.

2023 fees are related to tax reclaim services.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Investment Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $45,564 for 2024 and $337,710 for 2023.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a)

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS INVESTMENT TRUST

June 30, 2024
Virtus Emerging Markets Opportunities Fund
Virtus Income & Growth Fund
Virtus KAR Global Small-Cap Fund
Virtus KAR Health Sciences Fund
Virtus NFJ Dividend Value Fund
Virtus NFJ International Value Fund
Virtus NFJ Large-Cap Value Fund
Virtus NFJ Mid-Cap Value Fund
Virtus NFJ Small-Cap Value Fund
Virtus Silvant Focused Growth Fund
Virtus Silvant Mid-Cap Growth Fund
Virtus Small-Cap Fund
Virtus Zevenbergen Technology Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS INVESTMENT TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Qatar Public Shareholding Company (“QPSC”)
Qatar Public Shareholding Company is also known as a Joint Stock Company. The Public Shareholding Company is established following Qatari Commercial Company law and Virtue Ministerial Decree. A Public Shareholding Company is one of the corporate structures through which an entrepreneur in Qatar can launch their venture. It is a corporation whose capital is divided into transferable, equal-valued shares.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
June 30, 2024
($ reported in thousands)
	Shares	Value
Preferred Stock—1.5%
Brazil—1.5%
Petroleo Brasileiro S.A., 14.630%	377,500	$ 2,569
Total Preferred Stock (Identified Cost $2,651)		2,569

Common Stocks—97.2%
Bermuda—2.7%
Brilliance China Automotive Holdings Ltd.	1,806,000	1,899
Kunlun Energy Co., Ltd.	2,714,000	2,815
		4,714

Brazil—3.5%
Banco do Brasil S.A.	376,600	1,794
CPFL Energia S.A.	529,900	3,108
Klabin S.A.	290,290	1,113
		6,015

Cayman Islands—2.7%
Geely Automobile Holdings Ltd.	1,945,000	2,189
PDD Holdings, Inc. ADR(1)	7,500	997
Vipshop Holdings Ltd. ADR	107,604	1,401
ZEEKR Intelligent Technology Holding Ltd. ADR(1)	88	2
		4,589

China—20.9%
Alibaba Group Holding Ltd.	81,900	739
Anker Innovations Technology Co., Ltd. Class A	179,946	1,764
Bank of Beijing Co., Ltd. Class A	1,457,100	1,171
Bank of China Ltd. Class H	6,342,000	3,127
China Construction Bank Corp. Class H	3,138,000	2,319
COSCO SHIPPING Holdings Co., Ltd. Class H	2,663,500	4,659
Hisense Home Appliances Group Co. Ltd. Class H	422,000	1,389
NetEase, Inc.	62,100	1,186
PetroChina Co., Ltd. Class H	6,188,000	6,260
SDIC Power Holdings Co., Ltd. Class A	385,000	966
Shandong Sun Paper Industry JSC Ltd. Class A	1,063,500	2,042
Tencent Holdings Ltd.	110,400	5,265
Weichai Power Co., Ltd. Class H	2,233,000	4,272
Yutong Bus Co., Ltd. Class A	242,000	859
		36,018

Germany—0.4%
Talanx AG	9,100	727
	Shares	Value

Hong Kong—1.4%
Sinotruk Hong Kong Ltd.	931,500	$ 2,421
Hungary—2.1%
OTP Bank Nyrt	73,657	3,660
India—19.6%
Apollo Tyres Ltd.	196,635	1,278
Ashok Leyland Ltd.	850,194	2,466
Axis Bank Ltd.	105,871	1,606
Coal India Ltd.	317,169	1,800
Colgate-Palmolive India Ltd.	54,997	1,875
Dr. Reddy’s Laboratories Ltd.	18,207	1,398
ICICI Bank Ltd. Sponsored ADR	121,510	3,501
Oil & Natural Gas Corp., Ltd.	873,091	2,871
Power Finance Corp., Ltd.	182,334	1,061
State Bank of India	475,030	4,836
Tata Consultancy Services Ltd.	42,937	2,010
Tata Motors Ltd.	524,986	6,231
Vedanta Ltd.	515,000	2,804
		33,737

Indonesia—1.1%
Bank Central Asia Tbk PT	1,674,400	1,015
Bank Mandiri Persero Tbk PT	2,282,200	857
		1,872

Mexico—2.2%
Coca-Cola Femsa SAB de C.V.	100,160	861
Grupo Financiero Banorte SAB de C.V. Class O	377,200	2,936
		3,797

Poland—1.3%
Powszechna Kasa Oszczednosci Bank Polski S.A.	137,389	2,147
Russia—0.0%
Gazprom PJSC(1)(2)(3)	1,323,341	1
LUKOIL PJSC Sponsored ADR(1)(2)(3)	55,455	—(4)
		1

Saudi Arabia—1.0%
Leejam Sports Co. JSC	29,396	1,776
South Africa—1.2%
Standard Bank Group Ltd.	181,005	2,097
South Korea—10.7%
Doosan Bobcat, Inc.	40,069	1,493
Hanwha Aerospace Co., Ltd.	12,124	2,198
Kia Corp.	63,183	5,935
LG Innotek Co., Ltd.	13,000	2,569
Samsung C&T Corp.	14,632	1,509
	Shares	Value

South Korea—continued
Samsung Electronics Co., Ltd.	80,692	$ 4,778
		18,482

Taiwan—19.4%
Compal Electronics, Inc.	2,164,000	2,315
CTBC Financial Holding Co., Ltd.	2,657,000	3,100
Fusheng Precision Co., Ltd.	85,000	744
MediaTek, Inc.	115,000	4,963
Novatek Microelectronics Corp.	201,000	3,754
SinoPac Financial Holdings Co., Ltd.	2,159,000	1,690
Taiwan Semiconductor Manufacturing Co., Ltd.	497,000	14,799
Yuanta Financial Holding Co., Ltd.	2,017,000	1,993
		33,358

Turkey—1.6%
KOC Holding AS	406,299	2,822
United Arab Emirates—3.9%
Abu Dhabi Islamic Bank PJSC	235,000	741
Emaar Development PJSC	1,035,464	2,255
Emirates NBD Bank PJSC	839,472	3,771
		6,767

United States—1.5%
AES Corp. (The)	33,400	587
NVIDIA Corp.	15,620	1,930
		2,517

Total Common Stocks (Identified Cost $145,449)		167,517

Total Long-Term Investments—98.7% (Identified Cost $148,100)		170,086

TOTAL INVESTMENTS—98.7% (Identified Cost $148,100)		$170,086
Other assets and liabilities, net—1.3%		2,321
NET ASSETS—100.0%		$172,407

Abbreviations:
ADR	American Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).
Country Weightings (Unaudited)†
China	21%
India	20
Taiwan	20
South Korea	11
Brazil	5
United Arab Emirates	4
Bermuda	3
Other	16
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stock	$2,569	$2,569	$—
Common Stocks	167,517	167,516	1
Total Investments	$170,086	$170,085	$1
There were no securities valued using significant observable inputs (Level 2) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS June 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—20.8%
Auto Manufacturers—0.3%
Ford Motor Co. 0.000%, 3/15/26	$ 6,700	$ 6,764
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	17,880	9,324
		16,088

Banks—0.4%
BofA Finance LLC 0.600%, 5/25/27	18,315	21,978
Biotechnology—1.2%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	12,410	13,372
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	8,620	8,230
Bridgebio Pharma, Inc. 2.250%, 2/1/29	12,175	9,641
Guardant Health, Inc. 0.000%, 11/15/27	10,085	7,774
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	16,055	15,305
Livongo Health, Inc. 0.875%, 6/1/25	6,900	6,572
		60,894

Commercial Services—2.2%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	19,475	16,164
Block, Inc.
0.125%, 3/1/25	5,735	5,526
0.000%, 5/1/26	19,765	17,691
0.250%, 11/1/27	2,860	2,365
Euronet Worldwide, Inc. 0.750%, 3/15/49	7,110	6,890
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	43,635	39,948
Shift4 Payments, Inc.
0.000%, 12/15/25	1,295	1,489
0.500%, 8/1/27	18,465	17,440
		107,513

Computers—0.6%
Lumentum Holdings, Inc.
0.500%, 12/15/26	14,475	13,036
0.500%, 6/15/28	17,745	13,962
		26,998

Electric Utilities—0.8%
PG&E Corp. 144A 4.250%, 12/1/27(1)	17,270	17,417
Southern Co. (The) 3.875%, 12/15/25	22,015	22,487
		39,904

	Par Value	Value

Energy-Alternate Sources—0.5%
Enphase Energy, Inc.
0.000%, 3/1/26	$ 10,400	$ 9,438
0.000%, 3/1/28	4,290	3,551
SolarEdge Technologies, Inc. 0.000%, 9/15/25	4,665	4,252
Sunnova Energy International, Inc. 2.625%, 2/15/28	18,640	6,574
		23,815

Engineering & Construction—0.3%
Fluor Corp. 144A 1.125%, 8/15/29(1)	11,140	12,705
Entertainment—0.6%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	17,990	14,905
Live Nation Entertainment, Inc. 3.125%, 1/15/29	6,645	7,337
Vail Resorts, Inc. 0.000%, 1/1/26	10,560	9,609
		31,851

Financial Services—0.9%
Coinbase Global, Inc. 0.500%, 6/1/26	18,095	18,583
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	21,245	18,356
Upstart Holdings, Inc. 0.250%, 8/15/26	12,330	9,761
		46,700

Health Care REITs—0.6%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	22,905	27,154
Healthcare-Products—0.7%
Envista Holdings Corp. 2.375%, 6/1/25	5,275	5,395
Exact Sciences Corp.
0.375%, 3/15/27	8,110	7,048
0.375%, 3/1/28	10,780	8,824
Novocure Ltd. 0.000%, 11/1/25	8,475	7,768
Omnicell, Inc. 0.250%, 9/15/25	7,965	7,477
		36,512

Healthcare-Services—0.2%
Teladoc Health, Inc. 1.250%, 6/1/27	11,000	9,116
Hotel & Resort REITs—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	12,180	10,749
Internet—4.6%
Etsy, Inc.
0.125%, 9/1/27	4,955	4,139
	Par Value	Value

Internet—continued
0.250%, 6/15/28	$ 24,535	$ 19,295
Expedia Group, Inc. 0.000%, 2/15/26	23,335	21,422
JD.com, Inc. 144A 0.250%, 6/1/29(1)	6,810	6,370
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	10,295	9,310
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	6,620	5,429
Okta, Inc. 0.375%, 6/15/26	3,405	3,109
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	7,375	5,914
PDD Holdings, Inc. 0.000%, 12/1/25	7,470	7,344
Sea Ltd. 0.250%, 9/15/26	24,825	21,561
Shopify, Inc. 0.125%, 11/1/25	13,000	12,135
Snap, Inc.
0.750%, 8/1/26	8,000	8,564
0.000%, 5/1/27	7,755	6,442
0.125%, 3/1/28	21,440	17,066
Spotify USA, Inc. 0.000%, 3/15/26(2)	16,620	15,814
Uber Technologies, Inc. 0.000%, 12/15/25	19,535	20,942
Wayfair, Inc. 0.625%, 10/1/25	18,685	17,377
Wix.com Ltd. 0.000%, 8/15/25	4,980	4,634
Zillow Group, Inc.
2.750%, 5/15/25	14,560	14,675
1.375%, 9/1/26	5,500	6,631
		228,173

Leisure Time—0.5%
NCL Corp., Ltd. 1.125%, 2/15/27	27,725	25,762
Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	8,915	9,493
Media—0.9%
DISH Network Corp.
0.000%, 12/15/25	14,730	10,828
3.375%, 8/15/26	7,890	4,893
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	12,440	11,901
Liberty Media Corp. 144A 2.375%, 9/30/53(1)	14,753	15,778
		43,400

Passenger Airlines—0.5%
American Airlines Group, Inc. 6.500%, 7/1/25	7,990	8,263
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Passenger Airlines—continued
Southwest Airlines Co. 1.250%, 5/1/25	$ 14,365	$ 14,380
		22,643

Pharmaceuticals—0.8%
Dexcom, Inc.
0.250%, 11/15/25	16,125	16,125
0.375%, 5/15/28	2,250	2,198
Jazz Investments I Ltd. 2.000%, 6/15/26	23,155	22,241
		40,564

Retail—0.1%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(1)	4,895	6,385
Semiconductors—1.4%
Microchip Technology, Inc.
0.125%, 11/15/24	8,215	8,668
144A 0.750%, 6/1/30(1)	16,450	16,589
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	9,140	9,731
ON Semiconductor Corp. 0.500%, 3/1/29	21,650	20,741
Wolfspeed, Inc. 0.250%, 2/15/28	23,015	13,567
		69,296

Software—2.3%
Akamai Technologies, Inc.
0.375%, 9/1/27	13,065	12,640
144A 1.125%, 2/15/29(1)	9,210	8,708
Bentley Systems, Inc. 0.375%, 7/1/27	8,680	7,751
BILL Holdings, Inc. 0.000%, 4/1/27	10,270	8,724
BlackLine, Inc. 144A 1.000%, 6/1/29(1)	2,985	2,892
Cloudflare, Inc. 0.000%, 8/15/26	11,450	10,391
Confluent, Inc. 0.000%, 1/15/27(2)	9,355	8,078
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	17,485	14,731
RingCentral, Inc. 0.000%, 3/1/25	8,565	8,077
Tyler Technologies, Inc. 0.250%, 3/15/26	11,410	12,494
Unity Software, Inc. 0.000%, 11/15/26	19,185	16,528
		111,014

Total Convertible Bonds and Notes (Identified Cost $1,217,488)		1,028,707

	Par Value	Value

Corporate Bonds and Notes—30.8%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$ 5,410	$ 4,734
144A 7.500%, 6/1/29(1)	7,810	6,526
		11,260

Aerospace & Defense—0.5%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)	15,020	15,564
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	6,755	7,081
		22,645

Auto Manufacturers—0.6%
Ford Motor Co.
9.625%, 4/22/30	2,075	2,414
7.450%, 7/16/31	9,690	10,428
Ford Motor Credit Co. LLC
5.113%, 5/3/29	2,245	2,169
4.000%, 11/13/30	14,895	13,297
		28,308

Automobile Components—0.7%
American Axle & Manufacturing, Inc. 5.000%, 10/1/29	7,700	7,061
Clarios Global LP 144A 6.750%, 5/15/28(1)	3,900	3,947
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	21,515	19,594
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	5,295	4,820
		35,422

Building Materials—0.8%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	10,405	9,197
144A 6.375%, 6/15/32(1)	8,065	8,076
Griffon Corp. 5.750%, 3/1/28	8,175	7,886
Summit Materials LLC 144A 5.250%, 1/15/29(1)	11,970	11,530
		36,689

Chemicals—0.7%
Chemours Co. (The)
144A 5.750%, 11/15/28(1)	3,675	3,393
144A 4.625%, 11/15/29(1)	13,120	11,296
Tronox, Inc. 144A 4.625%, 3/15/29(1)	11,095	10,015
	Par Value	Value

Chemicals—continued
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	$ 11,740	$ 10,821
		35,525

Commercial Services—1.4%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	14,625	13,488
Avis Budget Car Rental LLC
144A 5.375%, 3/1/29(1)	5,680	5,198
144A 8.000%, 2/15/31(1)	8,745	8,660
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,199
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	7,205	7,092
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	13,315	8,177
Monitronics International Escrow 9.125%, 4/1/49(3)	6,450	—
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	12,150	11,254
United Rentals North America, Inc. 5.250%, 1/15/30	11,630	11,270
		70,338

Computers—0.6%
McAfee Corp. 144A 7.375%, 2/15/30(1)	13,460	12,435
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)	6,890	6,488
Seagate HDD Cayman 8.500%, 7/15/31	4,995	5,380
Western Digital Corp. 4.750%, 2/15/26	5,635	5,517
		29,820

Containers & Packaging—0.8%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	4,090	4,024
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	13,755	14,030
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	7,195	7,182
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	12,770	12,675
		37,911

Diversified REITS—1.0%
Brookfield Property REIT, Inc. 144A 4.500%, 4/1/27(1)	9,205	8,567
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Diversified REITS—continued
Iron Mountain Information Management Services, Inc. 144A 5.000%, 7/15/32(1)	$ 7,535	$ 6,883
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	15,125	15,391
144A 5.250%, 7/15/30(1)	11,050	10,503
SBA Communications Corp. 3.125%, 2/1/29	11,135	9,927
		51,271

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	11,220	11,421
Electronics—0.2%
Coherent Corp. 144A 5.000%, 12/15/29(1)	11,315	10,708
Engineering & Construction—0.1%
AECOM 5.125%, 3/15/27	4,625	4,545
Entertainment—1.6%
AMC Entertainment Holdings, Inc. 144A 7.500%, 2/15/29(1)	3,600	2,439
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)	11,990	12,234
144A 7.000%, 2/15/30(1)	12,500	12,771
Churchill Downs, Inc. 144A 5.750%, 4/1/30(1)	10,035	9,747
Light & Wonder International, Inc. 144A 7.500%, 9/1/31(1)	4,775	4,934
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)	10,975	9,745
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	14,410	13,809
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	14,510	13,710
		79,389

Environmental Services—0.3%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	17,905	16,898
Financial Services—1.9%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	13,230	12,713
144A 7.125%, 2/1/32(1)	19,840	19,956
Navient Corp.
6.750%, 6/15/26	10,725	10,762
5.000%, 3/15/27	12,315	11,755
4.875%, 3/15/28	7,065	6,484
	Par Value	Value

Financial Services—continued
OneMain Finance Corp.
6.625%, 1/15/28	$ 9,655	$ 9,689
9.000%, 1/15/29	1,850	1,952
5.375%, 11/15/29	7,480	7,015
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	7,185	7,409
PRA Group, Inc.
144A 8.375%, 2/1/28(1)	4,155	4,141
144A 8.875%, 1/31/30(1)	3,620	3,613
		95,489

Food & Beverage—0.9%
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	7,931
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	7,630	7,463
144A 4.250%, 8/1/29(1)	10,125	9,218
Post Holdings, Inc.
144A 5.500%, 12/15/29(1)	2,160	2,084
144A 4.500%, 9/15/31(1)	9,420	8,444
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	6,935	6,098
US Foods, Inc. 144A 4.750%, 2/15/29(1)	5,310	5,036
		46,274

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	8,355	8,080
Healthcare-Products—0.4%
Medline Borrower LP
144A 6.250%, 4/1/29(1)	1,980	2,002
144A 5.250%, 10/1/29(1)	20,630	19,688
		21,690

Healthcare-Services—1.1%
Community Health Systems, Inc.
144A 5.625%, 3/15/27(1)	6,495	6,048
144A 6.875%, 4/15/29(1)	9,715	7,429
Select Medical Corp. 144A 6.250%, 8/15/26(1)	8,245	8,286
Tenet Healthcare Corp. 6.125%, 10/1/28	34,410	34,238
		56,001

Home Builders—0.1%
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	4,615	4,574
Hotel & Resort REITs—0.4%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	8,830	8,703
	Par Value	Value

Hotel & Resort REITs—continued
144A 4.875%, 5/15/29(1)	$ 9,060	$ 8,496
Service Properties Trust 4.375%, 2/15/30	5,355	3,782
		20,981

Housewares—0.1%
Newell Brands, Inc. 6.625%, 9/15/29	3,165	3,103
Insurance—0.4%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	21,125	21,367
Internet—0.4%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)	11,095	11,370
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	9,190	9,370
		20,740

Investment Companies—0.3%
Compass Group Diversified Holdings LLC
144A 5.250%, 4/15/29(1)	14,195	13,464
144A 5.000%, 1/15/32(1)	3,650	3,303
		16,767

Iron & Steel—0.2%
United States Steel Corp. 6.875%, 3/1/29	7,210	7,245
Leisure Time—0.9%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	5,000	4,968
Carnival Corp.
144A 5.750%, 3/1/27(1)	8,455	8,353
144A 6.000%, 5/1/29(1)	10,775	10,644
144A 10.500%, 6/1/30(1)	5,440	5,909
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	12,550	12,407
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)	2,250	2,269
		44,550

Lodging—0.8%
Boyd Gaming Corp. 144A 4.750%, 6/15/31(1)	6,045	5,479
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	9,890	8,852
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	8,280	7,721
MGM Resorts International 4.750%, 10/15/28	7,595	7,231
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Lodging—continued
Station Casinos LLC 144A 6.625%, 3/15/32(1)	$ 10,850	$ 10,797
		40,080

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	7,100	6,737
Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	7,100	7,337
Media—3.5%
CCO Holdings LLC
4.500%, 5/1/32	6,375	5,135
144A 5.375%, 6/1/29(1)	14,405	13,105
144A 6.375%, 9/1/29(1)	12,135	11,535
144A 7.375%, 3/1/31(1)	4,405	4,344
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	14,490	7,690
144A 5.750%, 1/15/30(1)	3,000	1,132
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	16,910	15,905
DISH DBS Corp.
7.375%, 7/1/28	21,985	9,350
144A 5.750%, 12/1/28(1)	9,505	6,590
Gray Television, Inc.
144A 7.000%, 5/15/27(1)	10,060	9,262
144A 4.750%, 10/15/30(1)	2,325	1,395
144A 5.375%, 11/15/31(1)	14,095	7,990
iHeartCommunications, Inc. 8.375%, 5/1/27	11,905	4,388
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	13,405	12,735
144A 4.750%, 11/1/28(1)	5,800	5,157
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	13,495	5,987
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	7,285	6,581
144A 4.125%, 7/1/30(1)	9,665	8,255
TEGNA, Inc. 5.000%, 9/15/29	12,820	11,320
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	8,345	6,881
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	12,100	11,061
144A 4.500%, 8/15/30(1)	9,225	7,822
		173,620

Mining—0.6%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	8,340	8,752
	Par Value	Value

Mining—continued
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	$ 4,130	$ 3,691
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	9,720	9,508
144A 6.125%, 4/1/29(1)	5,375	5,349
		27,300

Oil, Gas & Consumable Fuels—2.4%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	10,525	10,848
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	12,300	13,173
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	4,510	4,611
Cobalt International Energy, Inc. 7.750%, 12/1/24(3)(4)	9,216	—(5)
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	8,700	8,431
144A 5.875%, 1/15/30(1)	6,595	6,137
Mesquite Energy, Inc. 0.000%, 1/15/24(3)	6,240	265
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	6,295	6,605
Occidental Petroleum Corp.
8.875%, 7/15/30	6,600	7,601
6.625%, 9/1/30	1,610	1,689
SM Energy Co. 6.500%, 7/15/28	7,075	7,014
Southwestern Energy Co.
5.375%, 3/15/30	12,115	11,704
4.750%, 2/1/32	4,720	4,342
Transocean, Inc.
144A 8.250%, 5/15/29(1)	1,840	1,845
144A 8.500%, 5/15/31(1)	7,090	7,093
USA Compression Partners LP
6.875%, 9/1/27	12,545	12,569
144A 7.125%, 3/15/29(1)	6,325	6,373
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	8,565	8,875
		119,175

Paper & Forest Products—0.2%
Mercer International, Inc. 5.125%, 2/1/29	10,985	9,668
Passenger Airlines—0.3%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	14,125	13,742
Pharmaceuticals—1.0%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	32,710	22,570
	Par Value	Value

Pharmaceuticals—continued
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	$ 11,825	$ 10,978
Organon & Co. 144A 5.125%, 4/30/31(1)	16,695	14,996
		48,544

Pipelines—0.4%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	8,185	7,934
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	9,765	9,916
NuStar Logistics LP 6.375%, 10/1/30	535	544
		18,394

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	10,263
Retail—1.3%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	6,155	5,704
144A 5.000%, 2/15/32(1)	4,280	3,878
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	12,955	12,995
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	4,510	4,326
144A 6.125%, 3/15/32(1)	4,955	4,732
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/23(3)(4)	6,810	1,973
New Red Finance, Inc.
144A 6.125%, 6/15/29(1)	11,620	11,662
144A 4.000%, 10/15/30(1)	10,285	9,054
Yum! Brands, Inc. 4.625%, 1/31/32	9,655	8,879
		63,203

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	3,650	3,660
Software—0.8%
Central Parent LLC 144A 8.000%, 6/15/29(1)	8,235	8,361
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	10,575	9,814
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	6,765	6,316
UKG, Inc. 144A 6.875%, 2/1/31(1)	12,410	12,566
		37,057

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Telecommunications—1.4%
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	$ 10,105	$ 4,173
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,165	9,576
144A 6.000%, 1/15/30(1)	12,310	10,709
144A 8.750%, 5/15/30(1)	5,420	5,585
Hughes Satellite Systems Corp. 6.625%, 8/1/26	15,020	6,984
Lumen Technologies, Inc.
144A 5.125%, 12/15/26(1)	9,205	5,684
144A 5.375%, 6/15/29(1)	23,075	7,111
Sprint LLC 7.625%, 3/1/26	7,435	7,640
T-Mobile USA, Inc. 3.500%, 4/15/31	14,160	12,722
		70,184

Transportation—0.5%
Fortress Transportation & Infrastructure Investors LLC
144A 7.875%, 12/1/30(1)	1,500	1,569
144A 7.000%, 6/15/32(1)	12,665	12,844
XPO, Inc.
144A 7.125%, 6/1/31(1)	6,365	6,503
144A 7.125%, 2/1/32(1)	2,015	2,065
		22,981

Total Corporate Bonds and Notes (Identified Cost $1,700,946)		1,520,956

	Shares
Convertible Preferred Stocks—2.5%
Banks—1.6%
Bank of America Corp. Series L, 7.250%	25,095	30,018
Wells Fargo & Co. Series L, 7.500%	41,785	49,681
		79,699

Electric Utilities—0.4%
NextEra Energy, Inc., 6.926%	481,485	19,977
Financial Services—0.4%
Apollo Global Management, Inc., 6.750%	348,105	22,839
	Shares	Value

Healthcare Providers & Services—0.1%
BrightSpring Health Services, Inc., 6.750%	77,835	$ 3,663
Total Convertible Preferred Stocks (Identified Cost $132,533)		126,178

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(3)(6)(7)	9,389	939
Total Preferred Stock (Identified Cost $921)		939

Common Stocks—35.3%
Aerospace & Defense—0.7%
RTX Corp.	334,060	33,536
Automobile Components—0.2%
Aptiv plc(6)	136,291	9,598
Automobiles—1.0%
Tesla, Inc.(6)	256,003	50,658
Banks—2.0%
Bank of America Corp.	916,855	36,463
CCF Holdings LLC(3)(6)	7,416,755	2,077
CCF Holdings LLC Class M(3)(6)	1,759,917	493
Citigroup, Inc.	625,135	39,671
JPMorgan Chase & Co.	90,095	18,222
		96,926

Biotechnology—0.7%
Clovis Liquidation Trust Units(3)(6)	4,474,067	157
Vertex Pharmaceuticals, Inc.(6)	74,860	35,088
		35,245

Broadline Retail—2.4%
Alibaba Group Holding Ltd. Sponsored ADR	92,535	6,662
Amazon.com, Inc.(6)	573,990	110,924
		117,586

Capital Markets—0.6%
CME Group, Inc. Class A	43,720	8,595
Moody’s Corp.	48,440	20,390
		28,985

Chemicals—0.3%
Sherwin-Williams Co. (The)	57,255	17,087
Commercial Services & Supplies—0.0%
Veralto Corp.	7,551	721
	Shares	Value

Communications Equipment—0.2%
Cisco Systems, Inc.	194,160	$ 9,225
Consumer Finance—0.8%
Capital One Financial Corp.	132,390	18,329
Discover Financial Services	144,045	18,843
Erickson, Inc.(3)(6)	10,866	—
		37,172

Consumer Staples Distribution & Retail—0.2%
Target Corp.	60,615	8,973
Diversified Telecommunication Services—0.7%
Verizon Communications, Inc.	856,932	35,340
Electric Utilities—0.8%
Exelon Corp.	1,089,140	37,695
Electrical Equipment—0.9%
Eaton Corp. plc(8)	45,725	14,337
Emerson Electric Co.	195,965	21,587
Generac Holdings, Inc.(6)	49,720	6,574
Plug Power, Inc.(6)	437,288	1,019
		43,517

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. Class A	136,410	9,190
Entertainment—0.2%
LiveStyle, Inc. (3)(6)(7)	202,319	—
Walt Disney Co. (The)(8)	86,250	8,564
		8,564

Financial Services—0.9%
Mastercard, Inc. Class A	104,505	46,103
Ground Transportation—0.3%
Union Pacific Corp.	70,560	15,965
Healthcare Equipment & Supplies—1.3%
Abbott Laboratories	113,630	11,807
Boston Scientific Corp.(6)	417,445	32,148
Edwards Lifesciences Corp.(6)	235,695	21,771
		65,726

Healthcare Providers & Services—1.0%
Elevance Health, Inc.	48,655	26,364
McKesson Corp.	37,955	22,167
		48,531

Hotels, Restaurants & Leisure—0.8%
Chipotle Mexican Grill, Inc. Class A(6)(8)	420,750	26,360
DoorDash, Inc. Class A(6)	9,269	1,008
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Hotels, Restaurants & Leisure—continued
Las Vegas Sands Corp.	301,095	$ 13,324
		40,692

Industrial Conglomerates—0.8%
3M Co.	175,120	17,896
General Electric Co.	143,445	22,803
		40,699

Insurance—0.5%
Allstate Corp. (The)	151,830	24,241
Interactive Media & Services—2.0%
Alphabet, Inc. Class A	283,685	51,673
Alphabet, Inc. Class C	198,085	36,333
Meta Platforms, Inc. Class A	25,815	13,016
		101,022

IT Services—0.1%
EPAM Systems, Inc.(6)	20,020	3,766
GTT Communications, Inc.(6)	8,647	128
		3,894

Life Sciences Tools & Services—0.4%
Avantor, Inc.(6)	280,592	5,949
Danaher Corp.	50,535	12,626
		18,575

Machinery—0.1%
Stanley Black & Decker, Inc.	82,623	6,601
Media—0.0%
Postmedia Network Canada Corp.(3)(6)	1,018,823	458
Oil, Gas & Consumable Fuels—0.9%
Chevron Corp.(8)	153,120	23,951
Devon Energy Corp.	426,520	20,217
Riviera Resources, Inc.(3)(6)	25,527	—
		44,168

Pharmaceuticals—1.1%
Elanco Animal Health, Inc.(6)	358,695	5,176
Eli Lilly & Co.(8)	52,535	47,564
		52,740

Professional Services—0.1%
Clarivate plc(6)	540,468	3,075
Real Estate Management & Development—0.2%
CoStar Group, Inc.(6)	106,900	7,926
Semiconductors & Semiconductor Equipment—4.5%
Advanced Micro Devices, Inc.(6)(8)	81,145	13,162
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
ASML Holding N.V. Registered Shares	28,850	$ 29,506
Broadcom, Inc.(8)	21,810	35,017
Micron Technology, Inc.	150,735	19,826
NVIDIA Corp.(8)	563,015	69,555
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR(8)	203,390	35,351
Texas Instruments, Inc.	92,450	17,984
		220,401

Software—4.1%
Adobe, Inc. (6)	33,695	18,719
Cadence Design Systems, Inc.(6)	84,065	25,871
Microsoft Corp.	293,251	131,069
Salesforce, Inc.(8)	69,305	17,818
ServiceNow, Inc.(6)(8)	13,335	10,490
Workday, Inc. Class A(6)	4,974	1,112
		205,079

Specialized REITs—0.5%
American Tower Corp.	132,345	25,725
Specialty Retail—1.0%
Chewy, Inc. Class A(6)	196,817	5,361
Home Depot, Inc. (The)	51,615	17,768
TJX Cos., Inc. (The)	249,405	27,460
		50,589

Technology Hardware, Storage & Peripherals—2.7%
Apple, Inc.	556,650	117,242
Dell Technologies, Inc. Class C	124,995	17,238
		134,480

Textiles, Apparel & Luxury Goods—0.1%
NIKE, Inc. Class B	97,235	7,329
Total Common Stocks (Identified Cost $1,809,793)		1,744,037

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC , 3/25/26(3)(6)	2,911,361	146
Energy Equipment & Services—0.0%
Nabors Industries Ltd., 6/11/26(6)	2,910	19
	Shares	Value

IT Services—0.0%
GTT Communications, Inc., 12/31/99(3)(6)	27,745	$ —
Total Warrants (Identified Cost $—)(5)		165

Equity-Linked Notes—8.2%
Banks—3.8%
Barclays Bank plc
1.000%, 2/16/29	29,095,000	30,730
4.010%, 8/28/26(3)	31,870,000	39,168
144A 8.000%, 12/30/24(1)(3)	17,050	27,971
BofA Finance LLC
1.000%, 3/25/27(3)	28,500,000	32,105
1.200%, 4/22/27(3)	4,195,000	4,500
Morgan Stanley Finance LLC
1.100%, 2/18/27(3)	24,010,000	27,470
1.500%, 1/28/27(3)	19,120,000	23,625
		185,569

Financial Services—4.4%
Citigroup Global Markets Holdings, Inc.
1.000%, 3/15/27(3)	28,505,000	36,019
144A 8.000%, 9/13/24(1)(3)	90,000	13,231
Goldman Sachs Finance Corp.
1.000%, 5/13/27(3)	26,895,000	32,212
1.250%, 6/28/27(3)	26,745,000	29,029
4.000%, 9/28/26(3)	15,325,000	19,504
JPMorgan Chase Financial Co. LLC
1.000%, 3/15/27(3)	22,730,000	22,457
1.250%, 3/15/27(3)	27,000,000	29,098
Merrill Lynch B.V. 144A 8.000%, 8/6/24(1)(3)	74,000	36,532
		218,082

Total Equity-Linked Notes (Identified Cost $392,019)		403,651

Total Long-Term Investments—97.6% (Identified Cost $5,253,700)		4,824,633

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.6% (Identified Cost $5,253,700)		4,824,633

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $533)	$ (388)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.6% (Identified Cost $5,253,167)	$4,824,245
Other assets and liabilities, net—2.4%	120,504
NET ASSETS—100.0%	$4,944,749

Abbreviations:
ADR	American Depositary Receipt
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $1,472,172 or 29.8% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received.
(5)	Amount is less than $500 (not in thousands).
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $132,201.

Country Weightings (Unaudited)†
United States	89%
United Kingdom	3
Canada	2
Netherlands	2
Bermuda	1
Cayman Islands	1
Taiwan	1
Other	1
Total	100%
† % of total investments, net of written options, as of June 30, 2024.
Open written options contracts as of June 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Devices, Inc.	(203)	$(3,959)	$195.00	07/19/24	$(7)
Broadcom, Inc.	(117)	(23,400)	2,000.00	07/19/24	(65)
Chevron Corp.	(1,455)	(24,371)	167.50	07/19/24	(32)
Chipotle Mexican Grill, Inc.	(1,052)	(7,890)	75.00	07/19/24	(10)
Eaton Corp. plc	(229)	(7,786)	340.00	07/19/24	(19)
Eli Lilly & Co.	(263)	(26,300)	1,000.00	07/19/24	(34)
NVIDIA Corp.	(1,408)	(20,416)	145.00	07/19/24	(93)
Salesforce, Inc.	(395)	(11,455)	290.00	07/19/24	(9)
ServiceNow, Inc.	(67)	(5,561)	830.00	07/19/24	(40)
Taiwan Semiconductor Manufacturing Co., Ltd.	(508)	(10,160)	200.00	07/19/24	(69)
Walt Disney Co. (The)	(819)	(9,337)	114.00	07/19/24	(10)
Total Written Options					$(388)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,028,707	$—	$1,028,707	$—
Corporate Bonds and Notes	1,520,956	—	1,518,718	2,238(1)
Equity Securities:
Convertible Preferred Stocks	126,178	126,178	—	—
Preferred Stock	939	—	—	939
Common Stocks	1,744,037	1,740,724	128	3,185(1)
Warrants	165	19	—	146(1)
Equity-Linked Notes	403,651	—	30,730	372,921
Total Assets	4,824,633	1,866,921	2,578,283	379,429
Liabilities:
Other Financial Instruments:
Written Options	(388)	(388)	—	—
Total Investments, Net of Written Options	$4,824,245	$1,866,533	$2,578,283	$379,429

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Common Stocks	Preferred Stock	Warrants	Equity-Linked Notes	Equity-Linked Warrants
Investments in Securities
Balance as of June 30, 2023:	$ 148,473	$ 2,296(a)	$ 7,247(a)	$ 2,227	$ 1,165(a)	$ 29,500	$ 106,038
Net realized gain (loss)	16,820	(6,535)	(990)	37	(1,422)	4,945	20,785
Net change in unrealized appreciation (depreciation)(b)	14,240	6,477	(3,545)	489	403	10,451	(35)
Purchases	420,768	—	482	—	—	420,286	—
Sales(c)	(220,872)	—	(9)	(1,814)	—	(92,261)	(126,788)
Balance as of June 30, 2024	$ 379,429	$ 2,238(a)	$ 3,185(a)	$ 939	$ 146(a)	$ 372,921	$ —
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2024, was $5,329.
(c) Includes paydowns on securities.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2024:
Investments in Securities – Assets	Ending Balance at June 30, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$939	Discounted cash flows liquidation approach	Discount rate	23.75% (23.37% - 24.02%)	Decrease

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
Investments in Securities – Assets	Ending Balance at June 30, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stocks:
CCF Holdings LLC	$2,077	Market and Company Comparables	EV Multiples	0.81x (0.62x - 1.07x)	Increase
				5.10x (4.58x - 5.43x)
				0.52x (0.14x - 0.77x)
			Illiquidity Discount	20%	Increase

CCF Holdings LLC Class M	$493	Market and Company Comparables	EV Multiples	0.81x (0.62x - 1.07x)	Increase
				5.10x (4.58x - 5.43x)
				0.52x (0.14x - 0.77x)
			Illiquidity Discount	20%	Increase

Postmedia Network Canada Corp.	$458	Market and Company Comparables	EV Multiples	1.41x (0.60x - 3.16x)	Increase
				9.62x (2.25x - 19.12x)
			Illiquidity Discount	10%	Increase

Warrants:
CCF Holdings LLC	$146	Market and Company Comparables	EV Multiples	0.81x (0.62x - 1.07x)	Increase
				5.10x (4.58x - 5.43x)
				0.52x (0.14x - 0.77x)
			Illiquidity Discount	20%	Increase
		Black-Scholes Model	Volatility	43%	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Brazil—3.2%
Tegma Gestao Logistica S.A.	331,476	$ 1,444
Canada—3.1%
CAE, Inc.(1)	35,125	652
Pason Systems, Inc.	53,508	721
		1,373

China—3.1%
Haitian International Holdings Ltd.	484,947	1,379
France—2.0%
Alten S.A.	8,104	890
Indonesia—1.0%
Sarana Menara Nusantara Tbk PT	10,096,000	453
Italy—4.6%
FinecoBank Banca Fineco SpA	65,505	976
Moltiply Group SpA	30,472	1,113
		2,089

Japan—4.6%
MarkLines Co., Ltd.	47,744	904
MEITEC Group Holdings, Inc.	39,277	795
Mercari, Inc.(1)	29,778	370
		2,069

Lithuania—6.2%
Baltic Classifieds Group plc	920,632	2,793
Malaysia—2.2%
Heineken Malaysia Bhd	210,915	985
	Shares	Value

Mexico—2.8%
Corp. Moctezuma SAB de C.V.	319,933	$ 1,268
Norway—2.3%
Bouvet ASA	177,948	1,050
Poland—2.0%
Grupa Pracuj S.A.	56,688	877
Singapore—3.3%
Haw Par Corp., Ltd.	207,617	1,493
South Korea—1.0%
S-1 Corp.	10,908	460
Sweden—1.1%
BTS Group AB Class B	16,435	490
United Kingdom—15.9%
AJ Bell plc	244,450	1,173
Auto Trader Group plc	226,601	2,295
FDM Group Holdings plc	189,014	982
Mortgage Advice Bureau Holdings Ltd.	40,382	418
Rightmove plc	336,395	2,283
		7,151

United States—39.9%
Enerpac Tool Group Corp. Class A	16,547	632
Fox Factory Holding Corp.(1)	26,025	1,254
FTI Consulting, Inc.(1)	10,056	2,167
Landstar System, Inc.	8,034	1,482
MediaAlpha, Inc. Class A(1)	20,218	266
Moelis & Co. Class A	24,115	1,371
Morningstar, Inc.	3,803	1,125
nCino, Inc.(1)	43,367	1,364
NVE Corp.	6,865	513
Primerica, Inc.	11,935	2,824
	Shares	Value

United States—continued
Ryan Specialty Holdings, Inc. Class A	41,651	$ 2,412
Simpson Manufacturing Co., Inc.	8,926	1,504
Triumph Financial, Inc.(1)	12,245	1,001
		17,915

Total Common Stocks (Identified Cost $37,585)		44,179

Total Long-Term Investments—98.3% (Identified Cost $37,585)		44,179

TOTAL INVESTMENTS—98.3% (Identified Cost $37,585)		$44,179
Other assets and liabilities, net—1.7%		761
NET ASSETS—100.0%		$44,940

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	41%
United Kingdom	16
Lithuania	6
Italy	5
Japan	5
Singapore	4
Brazil	3
Other	20
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$44,179	$44,179
Total Investments	$44,179	$44,179
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

KAR Health Sciences Fund
SCHEDULE OF INVESTMENTS
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Biotechnology—16.6%
AbbVie, Inc.	40,921	$ 7,019
Amgen, Inc.	13,401	4,187
Moderna, Inc.(1)	22,370	2,657
Regeneron Pharmaceuticals, Inc.(1)	3,866	4,063
Vertex Pharmaceuticals, Inc.(1)	13,341	6,253
		24,179

Healthcare Equipment & Supplies—25.0%
Align Technology, Inc.(1)	10,625	2,565
Cooper Cos., Inc. (The)	66,966	5,846
Dexcom, Inc.(1)	31,353	3,555
Edwards Lifesciences Corp.(1)	64,227	5,933
IDEXX Laboratories, Inc.(1)	11,664	5,683
Insulet Corp.(1)	11,718	2,365
Intuitive Surgical, Inc.(1)	9,537	4,242
STAAR Surgical Co.(1)	68,871	3,279
STERIS plc	13,749	3,018
		36,486

	Shares	Value

Healthcare Providers & Services—14.4%
HealthEquity, Inc.(1)	47,179	$ 4,067
McKesson Corp.	10,120	5,910
U.S. Physical Therapy, Inc.	42,843	3,960
UnitedHealth Group, Inc.	13,859	7,058
		20,995

Life Sciences Tools & Services—19.2%
Azenta, Inc.(1)	77,423	4,074
Charles River Laboratories International, Inc.(1)	13,811	2,853
Danaher Corp.	22,275	5,565
Mettler-Toledo International, Inc.(1)	3,914	5,470
Thermo Fisher Scientific, Inc.	9,209	5,093
West Pharmaceutical Services, Inc.	15,009	4,944
		27,999

Pharmaceuticals—24.2%
Bristol-Myers Squibb Co.	28,602	1,188
Eli Lilly & Co.	21,397	19,372
Merck & Co., Inc.	50,299	6,227
Pfizer, Inc.	118,277	3,309
	Shares	Value

	Pharmaceuticals—continued
Zoetis, Inc. Class A	30,050	$ 5,210
		35,306

	Total Common Stocks (Identified Cost $122,537)	144,965

	Total Long-Term Investments—99.4% (Identified Cost $122,537)	144,965

	TOTAL INVESTMENTS—99.4% (Identified Cost $122,537)	$144,965
	Other assets and liabilities, net—0.6%	917
	NET ASSETS—100.0%	$145,882

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$144,965	$144,965
Total Investments	$144,965	$144,965
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—2.7%
Comcast Corp. Class A	268,444	$ 10,512
Walt Disney Co. (The)	55,818	5,542
		16,054

Consumer Discretionary—4.4%
Best Buy Co., Inc.	43,889	3,699
Home Depot, Inc. (The)	15,936	5,486
NIKE, Inc. Class B	119,796	9,029
Rollins, Inc.	69,132	3,373
Starbucks Corp.	62,093	4,834
		26,421

Consumer Staples—3.6%
Keurig Dr Pepper, Inc.	183,712	6,136
McCormick & Co., Inc. Non-voting Shares	90,723	6,436
Tyson Foods, Inc. Class A	149,211	8,526
		21,098

Energy—7.3%
Chevron Corp.	58,325	9,123
EOG Resources, Inc.	46,870	5,899
Exxon Mobil Corp.	72,845	8,386
ONEOK, Inc.	76,426	6,233
Ovintiv, Inc.	153,388	7,189
TC Energy Corp.	166,955	6,328
		43,158

Financials—22.4%
Allstate Corp. (The)	27,793	4,437
Bank of America Corp.	673,331	26,778
Capital One Financial Corp.	35,265	4,882
Citigroup, Inc.	184,475	11,707
Intercontinental Exchange, Inc.	34,909	4,779
Jack Henry & Associates, Inc.	36,977	6,139
JPMorgan Chase & Co.	27,552	5,573
MarketAxess Holdings, Inc.	26,902	5,395
Mastercard, Inc. Class A	19,738	8,708
MetLife, Inc.	67,200	4,717
Morgan Stanley	66,598	6,473
MSCI, Inc. Class A	20,437	9,846
Nasdaq, Inc.	44,370	2,674
	Shares	Value

Financials—continued
PNC Financial Services Group, Inc. (The)	85,834	$ 13,345
Truist Financial Corp.	284,207	11,041
U.S. Bancorp	164,269	6,521
		133,015

Health Care—12.1%
Abbott Laboratories	56,070	5,826
Agilent Technologies, Inc.	131,559	17,054
Medtronic plc	76,433	6,016
Teleflex, Inc.	49,967	10,510
Thermo Fisher Scientific, Inc.	27,050	14,959
UnitedHealth Group, Inc.	12,071	6,147
Zoetis, Inc. Class A	66,364	11,505
		72,017

Industrials—11.0%
Genpact Ltd.	170,720	5,495
Honeywell International, Inc.	61,117	13,051
L3Harris Technologies, Inc.	54,064	12,142
MonotaRO Co., Ltd. Unsponsored ADR	556,517	6,494
RB Global, Inc.	100,616	7,683
Stanley Black & Decker, Inc.	117,847	9,415
TransUnion	146,305	10,850
		65,130

Information Technology—6.6%
Apple, Inc.	31,917	6,722
Intuit, Inc.	35,813	23,537
Microsoft Corp.	14,218	6,355
Salesforce, Inc.	10,260	2,638
		39,252

Materials—5.6%
Air Products & Chemicals, Inc.	34,340	8,861
Ball Corp.	131,923	7,918
Celanese Corp. Class A	16,974	2,290
FMC Corp.	101,773	5,857
Pan American Silver Corp.	268,850	5,345
Sealed Air Corp.	77,240	2,687
		32,958

	Shares	Value

Real Estate—14.1%
Alexandria Real Estate Equities, Inc.	204,556	$ 23,927
Crown Castle, Inc.	163,478	15,972
Extra Space Storage, Inc.	19,402	3,015
Invitation Homes, Inc.	167,034	5,995
Mid-America Apartment Communities, Inc.	45,086	6,430
Rexford Industrial Realty, Inc.	515,992	23,008
Sun Communities, Inc.	45,000	5,415
		83,762

Utilities—9.2%
American Water Works Co., Inc.	48,308	6,240
Eversource Energy	342,170	19,404
NextEra Energy, Inc.	333,444	23,611
UGI Corp.	244,463	5,598
		54,853

Total Common Stocks (Identified Cost $534,867)		587,718

Total Long-Term Investments—99.0% (Identified Cost $534,867)		587,718

TOTAL INVESTMENTS—99.0% (Identified Cost $534,867)		$587,718
Other assets and liabilities, net—1.0%		5,667
NET ASSETS—100.0%		$593,385

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Country Weightings (Unaudited)†
United States	94%
Canada	3
Japan	1
Ireland	1
Bermuda	1
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$587,718	$587,718
Total Investments	$587,718	$587,718
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS June 30, 2024
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.9%
Brazil—1.1%
Petroleo Brasileiro S.A., 14.630%	106,400	$ 724
Germany—0.8%
Volkswagen AG, 8.610%	4,740	535
Total Preferred Stocks (Identified Cost $1,317)		1,259

Common Stocks—101.2%
Australia—2.1%
CSL Ltd.	7,028	1,384
Belgium—4.0%
KBC Group N.V.	18,553	1,309
Warehouses De Pauw CVA	50,517	1,369
		2,678

Brazil—2.1%
Vale S.A.	123,900	1,381
Canada—6.6%
Agnico Eagle Mines Ltd.	22,046	1,442
RB Global, Inc.	20,508	1,564
TC Energy Corp.	18,519	702
Toronto-Dominion Bank (The)	13,149	723
		4,431

China—16.7%
Alibaba Group Holding Ltd.	222,946	2,013
ANTA Sports Products Ltd.	239,681	2,302
China Merchants Bank Co., Ltd. Class A	362,400	1,705
ENN Energy Holdings Ltd.	298,395	2,459
JD.com, Inc. Class A	70,443	932
Li Ning Co., Ltd.	275,032	595
Tencent Holdings Ltd.	17,791	848
Zhejiang Dingli Machinery Co., Ltd. Class A	44,500	370
		11,224

Denmark—1.1%
Novonesis Class B	11,556	707
France—2.8%
BioMerieux	6,650	632
Dassault Systemes SE	10,355	391
L’Oreal S.A.	749	329
LVMH Moet Hennessy Louis Vuitton SE	706	540
		1,892

Germany—1.1%
Bechtle AG	6,289	296
Deutsche Lufthansa AG Registered Shares	77,238	472
		768

	Shares	Value

India—3.2%
HDFC Bank Ltd. ADR	33,448	$ 2,152
Israel—0.6%
Nice Ltd.(1)	2,631	429
Italy—2.0%
FinecoBank Banca Fineco SpA	89,671	1,337
Japan—10.4%
MonotaRO Co., Ltd.	221,946	2,609
Nippon Paint Holdings Co., Ltd.	328,426	2,139
Sony Group Corp.	26,300	2,230
		6,978

Luxembourg—0.8%
ArcelorMittal S.A.	23,467	537
Mexico—1.0%
Grupo Financiero Banorte SAB de C.V. Class O	88,800	691
Netherlands—9.8%
ASML Holding N.V.	2,681	2,769
Euronext N.V.	28,056	2,599
IMCD N.V.	3,707	513
NN Group N.V.	14,506	675
		6,556

Norway—2.2%
Aker BP ASA	29,993	765
Equinor ASA	25,505	726
		1,491

Portugal—0.4%
Jeronimo Martins SGPS S.A.	13,998	274
Qatar—1.5%
Qatar Islamic Bank QPSC	98,779	505
Qatar National Bank QPSC	123,734	496
		1,001

Saudi Arabia—1.8%
Saudi Arabian Oil Co.	162,817	1,202
Singapore—1.0%
DBS Group Holdings Ltd.	26,620	703
South Africa—3.4%
Impala Platinum Holdings Ltd.	94,104	469
Naspers Ltd. Class N	7,141	1,400
Northam Platinum Holdings Ltd.	56,295	394
		2,263

South Korea—4.4%
Samsung Electronics Co., Ltd.	49,322	2,920
Spain—2.2%
Banco Bilbao Vizcaya Argentaria S.A.	72,693	728
	Shares	Value

Spain—continued
Repsol S.A.	45,634	$ 720
		1,448

Sweden—3.1%
Evolution AB	19,869	2,070
Taiwan—3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	68,539	2,041
United Arab Emirates—0.7%
First Abu Dhabi Bank PJSC	140,827	478
United Kingdom—7.7%
AstraZeneca plc	8,774	1,370
Barclays plc	266,278	703
Halma plc	21,124	723
LivaNova plc(1)	11,872	651
London Stock Exchange Group plc	2,703	321
Segro plc	124,704	1,416
		5,184

United States—5.5%
Allegion plc	4,438	524
NextEra Energy, Inc.	34,458	2,440
Rexford Industrial Realty, Inc.	15,915	710
		3,674

Total Common Stocks (Identified Cost $65,289)		67,894

Total Long-Term Investments—103.1% (Identified Cost $66,606)		69,153

TOTAL INVESTMENTS—103.1% (Identified Cost $66,606)		$69,153
Other assets and liabilities, net—(3.1)%		(2,098)
NET ASSETS—100.0%		$67,055

Abbreviations:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
QPSC	Qatar Public Shareholding Company

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
Country Weightings (Unaudited)†
China	16%
Japan	10
Netherlands	10
United Kingdom	8
Canada	6
United States	5
South Korea	4
Other	41
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stocks	$1,259	$1,259
Common Stocks	67,894	67,894
Total Investments	$69,153	$69,153
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Communication Services—3.0%
Comcast Corp. Class A	90,629	$ 3,549
Meta Platforms, Inc. Class A	2,866	1,445
Walt Disney Co. (The)	34,957	3,471
		8,465

Consumer Discretionary—5.3%
Best Buy Co., Inc.	19,110	1,611
Domino’s Pizza, Inc.	3,511	1,813
eBay, Inc.	27,890	1,498
General Motors Co.	32,194	1,496
Home Depot, Inc. (The)	7,574	2,607
JD.com, Inc. ADR	40,924	1,058
NIKE, Inc. Class B	30,492	2,298
Rollins, Inc.	30,893	1,507
Starbucks Corp.	12,116	943
		14,831

Consumer Staples—4.3%
Dollar General Corp.	10,914	1,443
Hershey Co. (The)	6,380	1,173
Keurig Dr Pepper, Inc.	40,801	1,363
McCormick & Co., Inc. Non-voting Shares	39,870	2,828
Sysco Corp.	33,792	2,412
Tyson Foods, Inc. Class A	48,194	2,754
		11,973

Energy—8.0%
Chevron Corp.	17,986	2,813
ConocoPhillips	11,696	1,338
EOG Resources, Inc.	21,450	2,700
Exxon Mobil Corp.	47,799	5,503
ONEOK, Inc.	17,056	1,391
Ovintiv, Inc.	85,041	3,986
Phillips 66	14,801	2,089
Schlumberger N.V.	26,487	1,250
TC Energy Corp.	35,630	1,350
		22,420

Financials—24.4%
Allstate Corp. (The)	16,910	2,700
Aon plc Class A	4,341	1,274
Bank of America Corp.	199,282	7,925
BlackRock, Inc. Class A	3,422	2,694
Capital One Financial Corp.	21,176	2,932
Cincinnati Financial Corp.	23,442	2,769
Citigroup, Inc.	64,170	4,072
Citizens Financial Group, Inc.	87,662	3,158
Global Payments, Inc.	22,604	2,186
Goldman Sachs Group, Inc. (The)	3,595	1,626
Intercontinental Exchange, Inc.	18,782	2,571
Jack Henry & Associates, Inc.	16,514	2,742
JPMorgan Chase & Co.	34,101	6,897
MarketAxess Holdings, Inc.	6,459	1,295
	Shares	Value

Financials—continued
Morgan Stanley	44,868	$ 4,361
MSCI, Inc. Class A	4,843	2,333
Nasdaq, Inc.	23,641	1,425
PNC Financial Services Group, Inc. (The)	37,713	5,864
T. Rowe Price Group, Inc.	21,807	2,515
Truist Financial Corp.	80,857	3,141
U.S. Bancorp	96,930	3,848
		68,328

Health Care—12.6%
Abbott Laboratories	11,509	1,196
Addus HomeCare Corp.(1)	13,910	1,615
Agilent Technologies, Inc.	35,033	4,541
Edwards Lifesciences Corp.(1)	47,282	4,368
Globus Medical, Inc. Class A(1)	49,192	3,369
Medtronic plc	47,472	3,737
Merck & Co., Inc.	10,753	1,331
Teleflex, Inc.	22,023	4,632
Thermo Fisher Scientific, Inc.	7,476	4,134
UnitedHealth Group, Inc.	2,813	1,433
Veeva Systems, Inc. Class A(1)	12,152	2,224
Zoetis, Inc. Class A	15,021	2,604
		35,184

Industrials—12.5%
Genpact Ltd.	78,856	2,538
Honeywell International, Inc.	20,209	4,315
IDEX Corp.	11,986	2,412
L3Harris Technologies, Inc.	20,927	4,700
Leidos Holdings, Inc.	22,593	3,296
MonotaRO Co., Ltd. Unsponsored ADR	241,924	2,823
RB Global, Inc.	36,806	2,811
Stanley Black & Decker, Inc.	33,720	2,694
TransUnion	71,999	5,339
Xylem, Inc.	30,223	4,099
		35,027

Information Technology—7.6%
Adobe, Inc. (1)	2,552	1,418
Autodesk, Inc.(1)	6,439	1,593
Intuit, Inc.	6,615	4,348
Microsoft Corp.	8,476	3,788
Salesforce, Inc.	4,801	1,234
Teledyne Technologies, Inc.(1)	3,796	1,473
Texas Instruments, Inc.	23,381	4,548
Tyler Technologies, Inc.(1)	5,931	2,982
		21,384

Materials—4.1%
Air Products & Chemicals, Inc.	5,460	1,409
Ball Corp.	61,176	3,672
LyondellBasell Industries N.V. Class A	25,536	2,443
Pan American Silver Corp.	132,935	2,642
	Shares	Value

Materials—continued
Sealed Air Corp.	38,970	$ 1,356
		11,522

Real Estate—9.9%
Alexandria Real Estate Equities, Inc.	69,142	8,088
Crown Castle, Inc.	13,512	1,320
Invitation Homes, Inc.	79,200	2,842
Mid-America Apartment Communities, Inc.	20,985	2,993
Rexford Industrial Realty, Inc.	125,878	5,613
SBA Communications Corp. Class A	27,980	5,492
Sun Communities, Inc.	11,605	1,397
		27,745

Utilities—7.0%
American Water Works Co., Inc.	31,728	4,098
Eversource Energy	119,113	6,755
NextEra Energy, Inc.	106,749	7,559
WEC Energy Group, Inc.	17,035	1,337
		19,749

Total Common Stocks (Identified Cost $247,357)		276,628

Total Long-Term Investments—98.7% (Identified Cost $247,357)		276,628

TOTAL INVESTMENTS—98.7% (Identified Cost $247,357)		$276,628
Other assets and liabilities, net—1.3%		3,517
NET ASSETS—100.0%		$280,145

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	92%
Canada	3
Ireland	2
Japan	1
Bermuda	1
Netherlands	1
Total	100%
† % of total investments as of June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$276,628	$276,628
Total Investments	$276,628	$276,628
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Communication Services—1.0%
Ziff Davis, Inc.(1)	137,800	$ 7,586
Consumer Discretionary—9.3%
ANTA Sports Products Ltd. Unsponsored ADR	22,412	5,310
Aptiv plc(1)	145,306	10,232
Best Buy Co., Inc.	61,161	5,155
Domino’s Pizza, Inc.	11,585	5,982
Ford Motor Co.	652,675	8,185
JD.com, Inc. ADR	438,954	11,343
Las Vegas Sands Corp.	82,817	3,665
Lululemon Athletica, Inc.(1)	11,197	3,344
Rollins, Inc.	157,767	7,697
Under Armour, Inc. Class A(1)	595,305	3,971
Whirlpool Corp.	71,452	7,302
		72,186

Consumer Staples—3.6%
Constellation Brands, Inc. Class A	15,109	3,887
Estee Lauder Cos., Inc. (The) Class A	55,046	5,857
McCormick & Co., Inc. Non-voting Shares	54,979	3,900
Target Corp.	47,897	7,091
Tyson Foods, Inc. Class A	130,538	7,459
		28,194

Energy—5.3%
Matador Resources Co.	198,860	11,852
Ovintiv, Inc.	180,519	8,461
Schlumberger N.V.	85,263	4,023
TC Energy Corp.	225,934	8,563
World Kinect Corp.	300,076	7,742
		40,641

Financials—20.7%
Capital One Financial Corp.	29,048	4,022
Cincinnati Financial Corp.	67,580	7,981
Citigroup, Inc.	128,122	8,131
Citizens Financial Group, Inc.	344,802	12,423
Commerce Bancshares, Inc.	239,656	13,368
East West Bancorp, Inc.	108,665	7,958
First Financial Bankshares, Inc.	398,513	11,768
Hanover Insurance Group, Inc. (The)	60,402	7,577
Independent Bank Corp.	155,297	7,877
Jack Henry & Associates, Inc.	46,695	7,752
Lakeland Financial Corp.	117,872	7,251
MarketAxess Holdings, Inc.	27,558	5,526
MSCI, Inc. Class A	14,813	7,136
NN Group N.V. Unsponsored ADR	335,841	7,798
PNC Financial Services Group, Inc. (The)	50,822	7,902
T. Rowe Price Group, Inc.	68,087	7,851
Truist Financial Corp.	414,950	16,121
	Shares	Value

Financials—continued
U.S. Bancorp	294,165	$ 11,678
		160,120

Health Care—10.9%
Addus HomeCare Corp.(1)	44,410	5,157
Bio-Rad Laboratories, Inc. Class A(1)	13,519	3,692
Charles River Laboratories International, Inc.(1)	28,192	5,824
CONMED Corp.	56,481	3,915
Edwards Lifesciences Corp.(1)	174,315	16,102
Globus Medical, Inc. Class A(1)	117,045	8,016
IDEXX Laboratories, Inc.(1)	7,668	3,736
IQVIA Holdings, Inc.(1)	34,445	7,283
Merit Medical Systems, Inc.(1)	94,751	8,144
Teleflex, Inc.	33,150	6,972
Veeva Systems, Inc. Class A(1)	40,806	7,468
Zoetis, Inc. Class A	43,805	7,594
		83,903

Industrials—10.6%
Alaska Air Group, Inc.(1)	187,969	7,594
Allegion plc	65,241	7,708
AMETEK, Inc.	22,860	3,811
ExlService Holdings, Inc.(1)	130,587	4,095
Genpact Ltd.	231,779	7,461
L3Harris Technologies, Inc.	40,838	9,172
MonotaRO Co., Ltd. Unsponsored ADR	690,912	8,063
RB Global, Inc.	52,185	3,985
Stanley Black & Decker, Inc.	87,720	7,008
Tetra Tech, Inc.	36,352	7,433
Toro Co. (The)	82,744	7,737
Xylem, Inc.	55,283	7,498
		81,565

Information Technology—5.2%
ANSYS, Inc.(1)	12,246	3,937
Halma plc Unsponsored ADR	114,496	7,800
Nice Ltd. Sponsored ADR(1)	33,466	5,755
Skyworks Solutions, Inc.	73,189	7,801
Teledyne Technologies, Inc.(1)	9,962	3,865
Tyler Technologies, Inc.(1)	10,236	5,146
VeriSign, Inc.(1)	32,929	5,855
		40,159

Materials—8.2%
Air Products & Chemicals, Inc.	31,411	8,106
Ball Corp.	115,371	6,924
Eastman Chemical Co.	78,083	7,650
FMC Corp.	138,071	7,946
Kaiser Aluminum Corp.	77,504	6,812
Stepan Co.	183,886	15,439
Tronox Holdings plc	421,796	6,618
Vale S.A. Class B Sponsored ADR	328,078	3,665
		63,160

	Shares	Value

Real Estate—14.3%
Alexandria Real Estate Equities, Inc.	136,767	$ 15,998
American Tower Corp.	44,622	8,674
Crown Castle, Inc.	41,697	4,074
Digital Realty Trust, Inc.	52,881	8,041
Equity Residential	113,978	7,903
Essex Property Trust, Inc.	27,985	7,617
Invitation Homes, Inc.	214,530	7,699
Mid-America Apartment Communities, Inc.	54,876	7,826
National Storage Affiliates Trust	184,280	7,596
Rexford Industrial Realty, Inc.	349,832	15,599
SBA Communications Corp. Class A	20,977	4,118
Sun Communities, Inc.	63,995	7,701
Terreno Realty Corp.	133,475	7,899
		110,745

Utilities—10.7%
AES Corp. (The)	413,848	7,271
American Water Works Co., Inc.	59,644	7,704
ENN Energy Holdings Ltd. Unsponsored ADR	268,158	8,763
Essential Utilities, Inc.	247,293	9,231
Evergy, Inc.	133,787	7,087
Eversource Energy	273,924	15,534
NextEra Energy, Inc.	161,649	11,446
UGI Corp.	337,226	7,723
WEC Energy Group, Inc.	99,525	7,809
		82,568

Total Common Stocks (Identified Cost $751,675)		770,827

Total Long-Term Investments—99.8% (Identified Cost $751,675)		770,827

TOTAL INVESTMENTS—99.8% (Identified Cost $751,675)		$770,827
Other assets and liabilities, net—0.2%		1,470
NET ASSETS—100.0%		$772,297

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
Country Weightings (Unaudited)†
United States	87%
United Kingdom	3
China	2
Canada	2
Cayman Islands	1
Japan	1
Netherlands	1
Other	3
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$770,827	$770,827
Total Investments	$770,827	$770,827
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—1.0%
Ziff Davis, Inc.(1)	54,587	$ 3,005
Consumer Discretionary—7.2%
Asbury Automotive Group, Inc.(1)	13,265	3,023
Caesars Entertainment, Inc.(1)	40,467	1,608
LGI Homes, Inc.(1)	13,453	1,204
Malibu Boats, Inc. Class A(1)	59,731	2,093
Planet Fitness, Inc. Class A(1)	19,251	1,417
Topgolf Callaway Brands Corp.(1)	142,652	2,183
Under Armour, Inc. Class A(1)	228,223	1,522
Wendy’s Co. (The)	149,008	2,527
Whirlpool Corp.	29,117	2,976
Wolverine World Wide, Inc.	197,152	2,665
YETI Holdings, Inc.(1)	35,890	1,369
		22,587

Consumer Staples—0.9%
Nomad Foods Ltd.	162,648	2,680
Energy—6.3%
Helmerich & Payne, Inc.	73,839	2,669
Matador Resources Co.	81,234	4,842
Ovintiv, Inc.	72,400	3,393
Patterson-UTI Energy, Inc.	254,869	2,640
Vital Energy, Inc.(1)	72,917	3,268
World Kinect Corp.	118,014	3,045
		19,857

Financials—28.7%
Bancorp, Inc. (The)(1)	46,309	1,749
Bank of Hawaii Corp.	47,767	2,733
Blackstone Mortgage Trust, Inc. Class A	139,810	2,435
Cadence Bank	111,677	3,158
Commerce Bancshares, Inc.	113,252	6,317
Community Financial System, Inc.	141,498	6,680
Enterprise Financial Services Corp.	80,270	3,284
First Financial Bankshares, Inc.	218,643	6,457
First Interstate BancSystem, Inc. Class A	120,412	3,344
Glacier Bancorp, Inc.	122,006	4,553
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	121,551	3,598
Heartland Financial USA, Inc.	94,557	4,203
Horace Mann Educators Corp.	81,280	2,651
Independent Bank Corp.	61,205	3,104
Lakeland Financial Corp.	51,907	3,193
MarketAxess Holdings, Inc.	15,189	3,046
Pathward Financial, Inc.	58,578	3,314
Pinnacle Financial Partners, Inc.	40,879	3,272
Sandy Spring Bancorp, Inc.	137,200	3,342
Southside Bancshares, Inc.	58,822	1,624
SouthState Corp.	42,091	3,217
Stifel Financial Corp.	39,393	3,315
	Shares	Value

Financials—continued
Stock Yards Bancorp, Inc.	68,343	$ 3,395
UMB Financial Corp.(1)	46,297	3,862
Walker & Dunlop, Inc.	43,626	4,284
		90,130

Health Care—10.4%
Addus HomeCare Corp.(1)	58,776	6,824
Bio-Rad Laboratories, Inc. Class A(1)	5,369	1,466
CONMED Corp.	22,602	1,567
Globus Medical, Inc. Class A(1)	92,314	6,323
Iovance Biotherapeutics, Inc.(1)	188,723	1,514
LivaNova plc(1)	26,156	1,434
Medpace Holdings, Inc.(1)	5,776	2,379
Merit Medical Systems, Inc.(1)	39,946	3,433
Pacira BioSciences, Inc.(1)	91,629	2,621
Teleflex, Inc.	12,687	2,668
Ultragenyx Pharmaceutical, Inc.(1)	37,882	1,557
Xencor, Inc.(1)	50,107	949
		32,735

Industrials—13.1%
Alaska Air Group, Inc.(1)	73,490	2,969
Allegion plc	24,165	2,855
Armstrong World Industries, Inc.	26,050	2,950
Chart Industries, Inc.(1)	10,246	1,479
Dycom Industries, Inc.(1)	11,598	1,957
ExlService Holdings, Inc.(1)	101,130	3,171
Genpact Ltd.	94,589	3,045
MonotaRO Co., Ltd. Unsponsored ADR	290,805	3,394
Oshkosh Corp.	25,202	2,727
RB Global, Inc.	21,193	1,618
Stanley Black & Decker, Inc.	33,852	2,704
Tetra Tech, Inc.	14,743	3,015
Toro Co. (The)	35,730	3,341
UniFirst Corp.	18,061	3,098
Watts Water Technologies, Inc. Class A	14,554	2,669
		40,992

Information Technology—6.5%
ASGN, Inc.(1)	31,005	2,734
Cirrus Logic, Inc.(1)	22,547	2,878
Diodes, Inc.(1)	38,661	2,781
Halma plc Unsponsored ADR	52,908	3,604
MKS Instruments, Inc.	23,775	3,105
RingCentral, Inc. Class A(1)	89,956	2,537
SPS Commerce, Inc.(1)	15,351	2,888
		20,527

Materials—7.8%
Cia Siderurgica Nacional S.A. Sponsored ADR	895,332	2,059
Coeur Mining, Inc.(1)	568,903	3,197
FMC Corp.	54,303	3,125
Kaiser Aluminum Corp.	31,645	2,782
	Shares	Value

Materials—continued
Kronos Worldwide, Inc.	224,792	$ 2,821
Quaker Chemical Corp.	12,619	2,141
Stepan Co.	71,817	6,030
Tronox Holdings plc	156,081	2,449
		24,604

Real Estate—10.5%
Alexandria Real Estate Equities, Inc.	28,056	3,282
Equity LifeStyle Properties, Inc.	48,753	3,175
Healthpeak Properties, Inc.	160,468	3,145
Jones Lang LaSalle, Inc.(1)	18,847	3,869
National Storage Affiliates Trust	81,399	3,355
Rexford Industrial Realty, Inc.	143,726	6,409
Terreno Realty Corp.	107,029	6,334
UMH Properties, Inc.	204,866	3,276
		32,845

Utilities—6.6%
American States Water Co.	40,885	2,967
California Water Service Group	63,288	3,069
Chesapeake Utilities Corp.	28,502	3,027
Clearway Energy, Inc. Class C	109,611	2,706
ENN Energy Holdings Ltd. Unsponsored ADR	105,342	3,443
Portland General Electric Co.	60,378	2,611
UGI Corp.	118,914	2,723
		20,546

Total Common Stocks (Identified Cost $284,442)		310,508

Total Long-Term Investments—99.0% (Identified Cost $284,442)		310,508

TOTAL INVESTMENTS—99.0% (Identified Cost $284,442)		$310,508
Other assets and liabilities, net—1.0%		3,264
NET ASSETS—100.0%		$313,772

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
Country Weightings (Unaudited)†
United States	92%
United Kingdom	2
Cayman Islands	1
Japan	1
Bermuda	1
Virgin Islands (British)	1
Brazil	1
Other	1
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$310,508	$310,508
Total Investments	$310,508	$310,508
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

Silvant Focused Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.1%
Communication Services—9.3%
Alphabet, Inc. Class A	293,293	$ 53,423
Alphabet, Inc. Class C	42,927	7,874
Meta Platforms, Inc. Class A	133,734	67,431
		128,728

Consumer Discretionary—11.7%
Amazon.com, Inc.(1)	542,456	104,830
Las Vegas Sands Corp.	343,906	15,218
Royal Caribbean Cruises Ltd.(1)	263,203	41,962
		162,010

Financials—4.0%
Visa, Inc. Class A	213,772	56,109
Health Care—14.3%
Dexcom, Inc.(1)	175,320	19,878
Edwards Lifesciences Corp.(1)	401,109	37,050
Eli Lilly & Co.	74,889	67,803
Intuitive Surgical, Inc.(1)	74,948	33,341
UnitedHealth Group, Inc.	78,772	40,115
		198,187

Industrials—8.9%
Boeing Co. (The)(1)	115,457	21,014
Fair Isaac Corp.(1)	39,025	58,095
	Shares	Value

Industrials—continued
GE Vernova, Inc.(1)	30,047	$ 5,154
General Electric Co.	120,193	19,107
Honeywell International, Inc.	98,069	20,942
		124,312

Information Technology—47.1%
Apple, Inc.	704,259	148,331
Applied Materials, Inc.	141,166	33,314
ARM Holdings plc ADR(1)	83,849	13,719
ASML Holding N.V. Registered Shares	15,955	16,318
Autodesk, Inc.(1)	94,460	23,374
Microsoft Corp.	404,078	180,603
NVIDIA Corp.	1,584,387	195,735
Salesforce, Inc.	117,683	30,256
Workday, Inc. Class A(1)	62,291	13,926
		655,576

Materials—1.8%
Vulcan Materials Co.	99,614	24,772
Total Common Stocks (Identified Cost $508,253)		1,349,694

Total Long-Term Investments—97.1% (Identified Cost $508,253)		1,349,694

	Shares	Value

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%)(2)	25,190,088	$ 25,190
Total Short-Term Investment (Identified Cost $25,190)		25,190

TOTAL INVESTMENTS—98.9% (Identified Cost $533,443)		$1,374,884
Other assets and liabilities, net—1.1%		15,979
NET ASSETS—100.0%		$1,390,863

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,349,694	$1,349,694
Money Market Mutual Fund	25,190	25,190
Total Investments	$1,374,884	$1,374,884
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Communication Services—6.8%
Live Nation Entertainment, Inc.(1)	21,035	$ 1,972
Spotify Technology S.A.(1)	32,451	10,183
Trade Desk, Inc. (The) Class A(1)	108,341	10,581
		22,736

Consumer Discretionary—13.3%
Burlington Stores, Inc.(1)	11,013	2,643
Churchill Downs, Inc.	14,440	2,016
Domino’s Pizza, Inc.	9,180	4,740
DR Horton, Inc.	26,690	3,761
DraftKings, Inc. Class A(1)	71,411	2,726
Ferrari N.V.	5,202	2,124
Global-e Online Ltd.(1)	33,208	1,204
Lululemon Athletica, Inc.(1)	9,928	2,965
O’Reilly Automotive, Inc.(1)	3,167	3,345
Pool Corp.	8,518	2,618
Restaurant Brands International, Inc.	19,543	1,375
Royal Caribbean Cruises Ltd.(1)	26,423	4,213
Tractor Supply Co.	12,225	3,301
Ulta Beauty, Inc.(1)	5,712	2,204
Wingstop, Inc.	11,945	5,049
		44,284

Consumer Staples—0.8%
Celsius Holdings, Inc.(1)	31,423	1,794
elf Beauty, Inc.(1)	4,761	1,003
		2,797

Energy—3.0%
Diamondback Energy, Inc.	23,081	4,620
Valero Energy Corp.	33,961	5,324
		9,944

Financials—8.9%
Apollo Global Management, Inc.	71,845	8,483
Fifth Third Bancorp	96,451	3,520
Gallagher (Arthur J.) & Co.	24,752	6,418
LPL Financial Holdings, Inc.	12,746	3,560
MSCI, Inc. Class A	13,603	6,553
Robinhood Markets, Inc. Class A(1)	45,606	1,036
		29,570

	Shares	Value

Health Care—20.1%
Alnylam Pharmaceuticals, Inc.(1)	13,661	$ 3,320
Boston Scientific Corp.(1)	77,512	5,969
Cencora, Inc.	50,854	11,457
Cooper Cos., Inc. (The)	37,452	3,270
Dexcom, Inc.(1)	81,741	9,268
IDEXX Laboratories, Inc.(1)	12,168	5,928
Insulet Corp.(1)	9,397	1,896
Mettler-Toledo International, Inc.(1)	1,918	2,681
Neurocrine Biosciences, Inc.(1)	21,833	3,006
Sarepta Therapeutics, Inc.(1)	25,059	3,959
Tenet Healthcare Corp.(1)	62,943	8,373
Veeva Systems, Inc. Class A(1)	10,373	1,898
Viking Therapeutics, Inc.(1)	17,231	914
West Pharmaceutical Services, Inc.	10,893	3,588
Zimmer Biomet Holdings, Inc.	12,378	1,343
		66,870

Industrials—24.8%
AMETEK, Inc.	38,637	6,441
Axon Enterprise, Inc.(1)	12,024	3,538
Chart Industries, Inc.(1)	18,068	2,608
Fair Isaac Corp.(1)	4,617	6,873
Ferguson plc	32,010	6,199
Hexcel Corp.	61,194	3,822
Quanta Services, Inc.	33,480	8,507
Rockwell Automation, Inc.	17,346	4,775
Trane Technologies plc	18,355	6,037
Uber Technologies, Inc.(1)	44,889	3,263
United Rentals, Inc.	9,883	6,392
Verisk Analytics, Inc. Class A	20,717	5,584
Vertiv Holdings Co. Class A	78,135	6,764
Westinghouse Air Brake Technologies Corp.	56,565	8,940
Xylem, Inc.	19,414	2,633
		82,376

Information Technology—21.4%
Analog Devices, Inc.	15,494	3,537
Bentley Systems, Inc. Class B	56,034	2,766
Crowdstrike Holdings, Inc. Class A(1)	19,482	7,465
Datadog, Inc. Class A(1)	48,311	6,265
Entegris, Inc.	41,895	5,673
Fabrinet(1)	6,571	1,609
HubSpot, Inc.(1)	7,593	4,478
Lam Research Corp.	8,951	9,532
MongoDB, Inc. Class A(1)	5,598	1,399
	Shares	Value

Information Technology—continued
Monolithic Power Systems, Inc.	11,440	$ 9,400
Palantir Technologies, Inc. Class A(1)	180,660	4,576
Palo Alto Networks, Inc.(1)	22,146	7,508
Super Micro Computer, Inc.(1)	742	608
TE Connectivity Ltd.	22,143	3,331
Zscaler, Inc.(1)	16,522	3,175
		71,322

Real Estate—0.6%
Zillow Group, Inc. Class A(1)	42,836	1,929
Total Common Stocks (Identified Cost $230,954)		331,828

Total Long-Term Investments—99.7% (Identified Cost $230,954)		331,828

TOTAL INVESTMENTS—99.7% (Identified Cost $230,954)		$331,828
Other assets and liabilities, net—0.3%		1,094
NET ASSETS—100.0%		$332,922

Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	89%
Luxembourg	3
Jersey	2
Ireland	2
Canada	1
Switzerland	1
Netherlands	1
Other	1
Total	100%
† % of total investments as of June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$331,828	$331,828
Total Investments	$331,828	$331,828
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.8%
Aerospace & Defense—1.2%
HEICO Corp.	1,788	$ 400
Moog, Inc. Class A	4,300	719
		1,119

Banks—3.0%
Amalgamated Financial Corp.	6,100	167
Byline Bancorp, Inc.	9,780	232
Central Pacific Financial Corp.	7,169	152
Hancock Whitney Corp.	20,014	957
Popular, Inc.	7,600	672
Preferred Bank	7,638	577
		2,757

Beverages—0.1%
National Beverage Corp.	2,100	108
Biotechnology—10.6%
ADMA Biologics, Inc.(1)	157,268	1,758
Alkermes plc(1)	45,826	1,104
Anika Therapeutics, Inc.(1)	45,579	1,155
Aurinia Pharmaceuticals, Inc.(1)	82,828	473
Blueprint Medicines Corp.(1)	758	82
CareDx, Inc.(1)	55,145	856
Catalyst Pharmaceuticals, Inc.(1)	6,713	104
Exact Sciences Corp.(1)	3,800	161
Exelixis, Inc.(1)	13,000	292
Halozyme Therapeutics, Inc.(1)	3,927	206
Kiniksa Pharmaceuticals International plc Class A(1)	6,700	125
MiMedx Group, Inc.(1)	29,800	206
Natera, Inc.(1)	3,566	386
Neurocrine Biosciences, Inc.(1)	3,985	549
Twist Bioscience Corp.(1)	9,004	444
Vanda Pharmaceuticals, Inc.(1)	28,255	160
Veracyte, Inc.(1)	49,815	1,079
Vericel Corp.(1)	4,760	218
Voyager Therapeutics, Inc.(1)	12,648	100
Zymeworks, Inc.(1)	17,000	145
		9,603

Building Products—1.8%
American Woodmark Corp.(1)	10,076	792
Griffon Corp.	4,928	315
Janus International Group, Inc.(1)	12,761	161
JELD-WEN Holding, Inc.(1)	10,000	135
Masterbrand, Inc.(1)	12,571	184
		1,587

Capital Markets—2.5%
Bain Capital Specialty Finance, Inc.	15,041	245
Federated Hermes, Inc. Class B	6,064	199
Goldman Sachs BDC, Inc.(2)	15,506	233
	Shares	Value

Capital Markets—continued
Golub Capital BDC, Inc.	31,186	$ 490
Hercules Capital, Inc.(2)	12,197	250
Main Street Capital Corp.(2)	5,094	257
Trinity Capital, Inc.	43,461	615
		2,289

Chemicals—0.1%
Kronos Worldwide, Inc.	7,355	92
Commercial Services & Supplies—3.9%
ABM Industries, Inc.	4,600	233
HNI Corp.	24,000	1,080
Interface, Inc. Class A	25,000	367
Steelcase, Inc. Class A	74,600	967
Tetra Tech, Inc.	1,661	340
Viad Corp.(1)	15,711	534
		3,521

Construction & Engineering—4.1%
Arcosa, Inc.	5,700	476
Comfort Systems USA, Inc.	2,049	623
Dycom Industries, Inc.(1)	1,300	219
EMCOR Group, Inc.	3,132	1,143
MasTec, Inc.(1)	1,630	174
Primoris Services Corp.	21,682	1,082
		3,717

Construction Materials—1.9%
Eagle Materials, Inc.	2,000	435
Knife River Corp.(1)	18,146	1,273
		1,708

Consumer Staples Distribution & Retail—1.3%
Casey’s General Stores, Inc.	1,967	751
Ingles Markets, Inc. Class A	2,699	185
Weis Markets, Inc.	4,022	252
		1,188

Containers & Packaging—0.1%
Silgan Holdings, Inc.	3,190	135
Diversified Consumer Services—4.6%
ADT, Inc.	118,000	897
Bright Horizons Family Solutions, Inc.(1)	2,413	266
Frontdoor, Inc.(1)	17,524	592
Grand Canyon Education, Inc.(1)	3,396	475
OneSpaWorld Holdings Ltd.(1)	13,797	212
Perdoceo Education Corp.	18,204	390
Strategic Education, Inc.	9,534	1,055
Stride, Inc.(1)	4,000	282
		4,169

Diversified Telecommunication Services—0.1%
Cogent Communications Holdings, Inc.	1,906	108
	Shares	Value

Electric Utilities—1.1%
ALLETE, Inc.	2,196	$ 137
IDACORP, Inc.	5,005	466
Otter Tail Corp.	4,184	367
		970

Electrical Equipment—0.9%
Thermon Group Holdings, Inc.(1)	25,598	787
Electronic Equipment, Instruments & Components—1.0%
Fabrinet(1)	1,654	405
Knowles Corp.(1)	16,300	281
OSI Systems, Inc.(1)	1,796	247
		933

Energy Equipment & Services—0.2%
ProPetro Holding Corp.(1)	25,639	222
Entertainment—1.2%
Liberty Media Corp.-Liberty Formula One Class A(1)	8,722	560
Madison Square Garden Sports Corp.(1)	2,592	488
		1,048

Financial Services—3.4%
Banco Latinoamericano de Comercio Exterior S.A. Class E	16,478	489
Essent Group Ltd.	12,928	726
MGIC Investment Corp.	20,974	452
NMI Holdings, Inc. Class A(1)	32,106	1,093
Radian Group, Inc.	9,192	286
		3,046

Food Products—2.4%
Cal-Maine Foods, Inc.	4,407	269
Flowers Foods, Inc.	19,748	438
J & J Snack Foods Corp.	3,218	523
John B Sanfilippo & Son, Inc.	5,239	509
Lancaster Colony Corp.	1,188	225
Pilgrim’s Pride Corp.(1)	3,000	115
Tootsie Roll Industries, Inc.	3,509	107
		2,186

Ground Transportation—0.8%
Ryder System, Inc.	6,156	763
Healthcare Equipment & Supplies—2.0%
AtriCure, Inc.(1)	4,205	96
Haemonetics Corp.(1)	13,662	1,130
Merit Medical Systems, Inc.(1)	5,279	454
Tactile Systems Technology, Inc.(1)	9,001	107
		1,787

Healthcare Providers & Services—2.4%
Cencora, Inc.	2,300	518
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Healthcare Providers & Services—continued
Chemed Corp.	895	$ 486
Community Health Systems, Inc.(1)	33,868	114
Encompass Health Corp.	3,901	335
PetIQ, Inc. Class A(1)	13,700	302
Tenet Healthcare Corp.(1)	2,910	387
		2,142

Healthcare Technology—0.2%
HealthStream, Inc.	5,015	140
Hotels, Restaurants & Leisure—1.6%
Arcos Dorados Holdings, Inc. Class A	26,348	237
Norwegian Cruise Line Holdings Ltd.(1)	31,640	594
PlayAGS, Inc.(1)	32,667	376
Red Rock Resorts, Inc. Class A	4,110	226
		1,433

Household Durables—2.9%
KB Home	12,476	876
Taylor Morrison Home Corp. Class A(1)	28,844	1,599
Tri Pointe Homes, Inc.(1)	4,700	175
		2,650

Household Products—1.0%
Church & Dwight Co., Inc.	5,500	570
Reynolds Consumer Products, Inc.	13,616	381
		951

Independent Power and Renewable Electricity Producers—0.6%
TransAlta Corp.	78,983	559
Insurance—3.9%
AMERISAFE, Inc.	5,898	259
Donegal Group, Inc. Class A	15,665	202
Employers Holdings, Inc.	5,988	255
Enstar Group Ltd.(1)	1,074	328
Genworth Financial, Inc. Class A(1)	42,242	255
Reinsurance Group of America, Inc.	3,800	780
RLI Corp.	3,933	554
Safety Insurance Group, Inc.	6,345	476
Unum Group	6,105	312
Willis Towers Watson plc	350	92
		3,513

Interactive Media & Services—0.1%
Travelzoo(1)	9,076	69
IT Services—0.5%
Kyndryl Holdings, Inc.(1)	17,700	466
Leisure Products—0.3%
Acushnet Holdings Corp.	3,970	252
	Shares	Value

Life Sciences Tools & Services—0.2%
Medpace Holdings, Inc.(1)	465	$ 191
Machinery—1.6%
Blue Bird Corp.(1)	15,863	854
Flowserve Corp.	6,260	301
Terex Corp.	3,392	186
Wabash National Corp.	6,524	143
		1,484

Marine Transportation—2.5%
Costamare, Inc.	31,300	514
Genco Shipping & Trading Ltd.	32,806	699
Kirby Corp.(1)	8,600	1,030
		2,243

Metals & Mining—0.9%
Centerra Gold, Inc.	20,000	134
Constellium SE Class A(1)	17,500	330
Ternium S.A. Sponsored ADR	4,861	183
Warrior Met Coal, Inc.	3,383	212
		859

Multi-Utilities—0.2%
Unitil Corp.	4,177	216
Oil, Gas & Consumable Fuels—3.3%
Ardmore Shipping Corp.	16,000	360
Crescent Energy Co. Class A	34,664	411
Gulfport Energy Corp.(1)	5,708	862
Teekay Corp.(1)	154,392	1,385
		3,018

Paper & Forest Products—1.9%
Clearwater Paper Corp.(1)	14,620	709
Sylvamo Corp.	3,700	254
UFP Industries, Inc.	6,467	724
		1,687

Pharmaceuticals—4.2%
Amneal Pharmaceuticals, Inc.(1)	34,510	219
Amphastar Pharmaceuticals, Inc.(1)	6,109	244
ANI Pharmaceuticals, Inc.(1)	12,319	784
Innoviva, Inc.(1)	18,458	303
Perrigo Co. plc	14,193	365
Phibro Animal Health Corp. Class A	14,744	247
Prestige Consumer Healthcare, Inc.(1)	12,463	858
Supernus Pharmaceuticals, Inc.(1)	29,148	780
		3,800

Professional Services—2.3%
Barrett Business Services, Inc.	55,712	1,826
	Shares	Value

Professional Services—continued
Science Applications International Corp.	2,430	$ 285
		2,111

Semiconductors & Semiconductor Equipment—3.3%
Axcelis Technologies, Inc.(1)	2,856	406
Cirrus Logic, Inc.(1)	2,400	307
SMART Global Holdings, Inc.(1)	16,703	382
Tower Semiconductor Ltd.(1)	26,819	1,054
Ultra Clean Holdings, Inc.(1)	16,333	800
		2,949

Software—10.2%
Agilysys, Inc.(1)	3,102	323
Blackbaud, Inc.(1)	2,992	228
BlackLine, Inc.(1)	17,016	824
Cellebrite DI Ltd.(1)	17,775	212
Clear Secure, Inc. Class A	22,617	423
CommVault Systems, Inc.(1)	12,409	1,509
DocuSign, Inc. Class A(1)	17,670	945
Intapp, Inc.(1)	7,280	267
Manhattan Associates, Inc.(1)	3,019	745
Pegasystems, Inc.	3,836	232
Progress Software Corp.	11,330	615
Q2 Holdings, Inc.(1)	4,958	299
RADCOM Ltd.(1)	19,304	181
RingCentral, Inc. Class A(1)	25,000	705
Sapiens International Corp. N.V.	12,000	407
Smartsheet, Inc. Class A(1)	5,694	251
Zeta Global Holdings Corp. Class A(1)	58,677	1,036
		9,202

Specialty Retail—1.6%
Abercrombie & Fitch Co. Class A(1)	3,572	635
J Jill, Inc.	10,400	364
Stitch Fix, Inc. Class A(1)	105,450	437
		1,436

Technology Hardware, Storage & Peripherals—0.5%
NetApp, Inc.	1,600	206
Turtle Beach Corp.(1)	11,000	158
Xerox Holdings Corp.	6,807	79
		443

Textiles, Apparel & Luxury Goods—0.3%
Wolverine World Wide, Inc.	20,100	272
Trading Companies & Distributors—1.6%
Beacon Roofing Supply, Inc.(1)	6,100	552
Boise Cascade Co.	4,247	506
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Trading Companies & Distributors—continued
Rush Enterprises, Inc. Class A	9,784	$ 410
		1,468

Water Utilities—0.4%
American States Water Co.	4,803	349
Total Common Stocks (Identified Cost $72,979)		87,746

Master Limited Partnerships and Related Companies—0.8%
Diversified—0.5%
MPLX LP	11,600	494
Downstream/Other—0.3%
Sunoco LP	4,380	248
Total Master Limited Partnerships and Related Companies (Identified Cost $538)		742

Total Long-Term Investments—97.6% (Identified Cost $73,517)		88,488

	Shares	Value

Securities Lending Collateral—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(3)(4)	626,147	$ 626
Total Securities Lending Collateral (Identified Cost $626)		626

TOTAL INVESTMENTS—98.3% (Identified Cost $74,143)		$89,114
Other assets and liabilities, net—1.7%		1,553
NET ASSETS—100.0%		$90,667

Abbreviations:
ADR	American Depositary Receipt
BDC	Business Development Companies
LP	Limited Partnership

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings (Unaudited)†
United States	87%
Marshall Islands	3
Israel	2
Bermuda	2
Ireland	2
Canada	1
Puerto Rico	1
Other	2
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$87,746	$87,746
Master Limited Partnerships and Related Companies	742	742
Securities Lending Collateral	626	626
Total Investments	$89,114	$89,114
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS
June 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Aerospace & Defense—1.3%
Axon Enterprise, Inc.(1)	70,000	$ 20,597
Automobiles—2.7%
Tesla, Inc.(1)	210,000	41,555
Broadline Retail—6.9%
Amazon.com, Inc.(1)	400,000	77,300
MercadoLibre, Inc.(1)	18,000	29,581
		106,881

Capital Markets—0.4%
Broadridge Financial Solutions, Inc.	30,000	5,910
Communications Equipment—1.4%
Arista Networks, Inc.(1)	63,000	22,080
Electrical Equipment—0.5%
Vertiv Holdings Co. Class A	90,000	7,791
Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. Class A	140,000	9,432
Entertainment—0.4%
Spotify Technology S.A.(1)	20,000	6,276
Financial Services—2.0%
Dlocal Ltd. Class A(1)	220,000	1,780
Toast, Inc. Class A(1)	400,000	10,308
Visa, Inc. Class A	70,000	18,373
		30,461

Ground Transportation—0.9%
Uber Technologies, Inc.(1)	190,000	13,809
Hotels, Restaurants & Leisure—0.3%
Booking Holdings, Inc.	1,200	4,754
Interactive Media & Services—16.8%
Alphabet, Inc. Class C	720,000	132,062
Meta Platforms, Inc. Class A	250,000	126,055
		258,117

	Shares	Value

IT Services—4.5%
MongoDB, Inc. Class A(1)	58,000	$ 14,497
Shopify, Inc. Class A(1)	575,000	37,979
Snowflake, Inc. Class A(1)	120,000	16,211
		68,687

Machinery—0.3%
Symbotic, Inc. Class A(1)	110,000	3,868
Media—2.3%
Trade Desk, Inc. (The) Class A(1)	360,000	35,161
Real Estate Management & Development—0.1%
DigitalBridge Group, Inc.	100,000	1,370
Semiconductors & Semiconductor Equipment—29.6%
Advanced Micro Devices, Inc.(1)	370,000	60,018
Applied Materials, Inc.	70,000	16,519
ARM Holdings plc ADR(1)	100,000	16,362
ASML Holding N.V. Registered Shares	27,000	27,614
Broadcom, Inc.	36,700	58,923
First Solar, Inc.(1)	70,000	15,782
KLA Corp.	18,000	14,841
Micron Technology, Inc.	300,000	39,459
Monolithic Power Systems, Inc.	40,000	32,867
NVIDIA Corp.	1,200,000	148,248
NXP Semiconductors N.V.	25,000	6,727
QUALCOMM, Inc.	92,000	18,325
		455,685

Software—21.2%
Adobe, Inc. (1)	30,000	16,666
Appfolio, Inc. Class A(1)	20,000	4,891
Cadence Design Systems, Inc.(1)	50,000	15,388
Crowdstrike Holdings, Inc. Class A(1)	81,100	31,077
Datadog, Inc. Class A(1)	125,000	16,211
HubSpot, Inc.(1)	15,000	8,847
Intuit, Inc.	18,000	11,830
	Shares	Value

Software—continued
Microsoft Corp.	290,000	$ 129,615
Oracle Corp.	150,000	21,180
Palo Alto Networks, Inc.(1)	95,000	32,206
ServiceNow, Inc.(1)	50,000	39,334
		327,245

Technology Hardware, Storage & Peripherals—7.5%
Apple, Inc.	450,000	94,779
Dell Technologies, Inc. Class C	150,000	20,686
		115,465

Total Common Stocks (Identified Cost $719,278)		1,535,144

Total Long-Term Investments—99.7% (Identified Cost $719,278)		1,535,144

TOTAL INVESTMENTS—99.7% (Identified Cost $719,278)		$1,535,144
Other assets and liabilities, net—0.3%		5,138
NET ASSETS—100.0%		$1,540,282

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	92%
Canada	3
Netherlands	2
Uruguay	2
United Kingdom	1
Total	100%
† % of total investments as of June 30, 2024.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,535,144	$1,535,144
Total Investments	$1,535,144	$1,535,144
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2024.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024
(Reported in thousands except shares and per share amounts)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Assets
Investment in securities at value(1)	$170,086	$4,824,633	$44,179	$144,965
Foreign currency at value(2)	236	—	63	—
Cash	1,448	86,288	608	770
Cash pledged as collateral for written options	—	356	—	—
Receivables
Investment securities sold	—	10,339	—	—
Fund shares sold	97	3,098	37	17
Dividends and interest	1,122	33,230	63	55
Tax reclaims	50	—	113	322
Prepaid Trustees’ retainer	4	104	1	3
Prepaid expenses	41	44	16	20
Other assets	41	753	49	47
Total assets	173,125	4,958,845	45,129	146,199
Liabilities
Written options at value(3)	—	388	—	—
Payables
Fund shares repurchased	38	3,069	1	64
Investment securities purchased	—	4,632	48	—
Foreign capital gains tax	479	—	—	—
Investment advisory fees	85	2,613	32	94
Distribution and service fees	4	1,082	7	29
Administration and accounting fees	15	413	4	13
Transfer agent and sub-transfer agent fees and expenses	28	835	13	28
Professional fees	34	85	27	31
Trustee deferred compensation plan	7	753	49	47
Interest expense and/or commitment fees	1	29	—(a)	1
Other accrued expenses	27	197	8	10
Total liabilities	718	14,096	189	317
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$172,407	$4,944,749	$44,940	$145,882
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$166,394	$5,404,055	$35,578	$130,480
Accumulated earnings (loss)	6,013	(459,306)	9,362	15,402
Net Assets	$172,407	$4,944,749	$44,940	$145,882
Net Assets:
Class A	$19,899	$1,955,447	$30,019	$133,428
Class C	$570	$827,369	$421	$2,180
Institutional Class	$89,384	$2,161,933	$14,500	$10,274
Class R6	$62,554	$—	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	636,255	177,516,357	879,380	4,342,611
Class C	18,080	86,235,021	17,194	121,385
Institutional Class	2,850,404	185,971,865	363,669	322,959
Class R6	2,024,272	—	—	—
Net Asset Value and Redemption Price Per Share:*
Class A	$31.28	$11.02	$34.14	$30.73
Class C	$31.50	$9.59	$24.48	$17.96
Institutional Class	$31.36	$11.63	$39.87	$31.81
Class R6	$30.90	$—	$—	$—
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$33.10	$11.66	$36.13	$32.52
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$148,100	$5,253,700	$37,585	$122,537
(2) Foreign currency at cost	$237	$—	$63	$—
(3) Written options premiums received	$—	$533	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Assets
Investment in securities at value(1)	$587,718	$69,153	$276,628	$770,827
Cash	4,887	2,641	3,025	1,850
Receivables
Investment securities sold	—	1,355	—	3,640
Fund shares sold	364	9	385	89
Dividends and interest	1,117	253	369	2,120
Tax reclaims	7	399	44	169
Prepaid Trustees’ retainer	13	2	6	17
Prepaid expenses	35	26	37	41
Other assets	1,457	317	189	305
Total assets	595,598	74,155	280,683	779,058
Liabilities
Due to custodian	—	10	—	—
Payables
Fund shares repurchased	208	25	76	1,857
Investment securities purchased	—	2,174	—	3,867
Dividend distributions	—	—(a)	—(a)	—
Investment advisory fees	228	32	103	312
European Union tax reclaim contingent fees payable(b)	—	4,456	—	—
Distribution and service fees	71	9	32	99
Administration and accounting fees	50	6	24	66
Transfer agent and sub-transfer agent fees and expenses	131	20	66	173
Professional fees	33	30	29	37
Trustee deferred compensation plan	1,457	317	189	305
Interest expense and/or commitment fees	4	1	2	5
Other accrued expenses	31	20	17	40
Total liabilities	2,213	7,100	538	6,761
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$593,385	$67,055	$280,145	$772,297
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$540,603	$508,331	$250,339	$773,949
Accumulated earnings (loss)	52,782	(441,276)	29,806	(1,652)
Net Assets	$593,385	$67,055	$280,145	$772,297
Net Assets:
Class A	$323,658	$39,673	$146,942	$427,421
Class C	$5,531	$767	$1,710	$13,089
Institutional Class	$211,683	$24,493	$129,333	$263,199
Class R6	$52,513	$2,122	$2,160	$68,588
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	32,069,915	2,127,681	5,503,394	17,394,445
Class C	527,408	42,140	63,008	767,736
Institutional Class	20,697,637	1,303,758	4,878,204	9,530,545
Class R6	5,171,043	112,981	81,541	2,491,248
Net Asset Value and Redemption Price Per Share:*
Class A	$10.09	$18.65	$26.70	$24.57
Class C	$10.49	$18.21	$27.14	$17.05
Institutional Class	$10.23	$18.79	$26.51	$27.62
Class R6	$10.16	$18.78	$26.49	$27.53
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.68	$19.74	$28.25	$26.00
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$534,867	$66,606	$247,357	$751,675

(a)	Amount is less than $500 (not in thousands).
(b)	See Note 2C in Notes to Financial Statements.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
Assets
Investment in securities at value(1)(2)	$310,508	$1,374,884	$331,828	$89,114
Cash	3,074	31,384	860	2,050
Receivables
Investment securities sold	—	41,664	—	6,106
Fund shares sold	40	1,032	552	14
Dividends and interest	715	22	104	61
Tax reclaims	8	—	—	1
Prepaid Trustees’ retainer	7	26	7	2
Prepaid expenses	35	36	24	30
Other assets	1,193	271	74	16
Total assets	315,580	1,449,319	333,449	97,394
Liabilities
Payables
Fund shares repurchased	244	724	142	56
Investment securities purchased	—	56,494	—	5,915
Collateral on securities loaned	—	—	—	626
Investment advisory fees	141	482	127	35
Distribution and service fees	44	183	55	15
Administration and accounting fees	26	115	28	8
Transfer agent and sub-transfer agent fees and expenses	107	104	54	15
Professional fees	31	40	29	28
Trustee deferred compensation plan	1,193	271	74	16
Interest expense and/or commitment fees	2	6	2	1
Other accrued expenses	20	37	16	12
Total liabilities	1,808	58,456	527	6,727
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$313,772	$1,390,863	$332,922	$90,667
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$294,338	$481,041	$240,814	$69,472
Accumulated earnings (loss)	19,434	909,822	92,108	21,195
Net Assets	$313,772	$1,390,863	$332,922	$90,667
Net Assets:
Class A	$214,429	$817,446	$251,100	$61,663
Class C	$564	$22,448	$3,962	$3,027
Institutional Class	$75,764	$315,069	$77,860	$20,492
Class R6	$23,015	$235,900	$—	$5,485
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	18,532,762	9,728,560	60,818,536	2,739,956
Class C	59,318	662,104	1,501,242	146,066
Institutional Class	5,080,507	4,252,014	14,590,816	880,177
Class R6	1,563,127	3,165,395	—	236,207
Net Asset Value and Redemption Price Per Share:*
Class A	$11.57	$84.03	$4.13	$22.51
Class C	$9.51	$33.90	$2.64	$20.72
Institutional Class	$14.91	$74.10	$5.34	$23.28
Class R6	$14.72	$74.52	$—	$23.22
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$12.24	$88.92	$4.37	$23.82
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$284,442	$533,443	$230,954	$74,143
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
(2) Market value of securities on loan	$—	$—	$—	$607

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
Zevenbergen Technology Fund
Assets
Investment in securities at value(1)	$1,535,144
Cash	6,661
Due from broker for options contracts	12
Receivables
Fund shares sold	754
Dividends and interest	117
Tax reclaims	86
Prepaid Trustees’ retainer	30
Prepaid expenses	23
Other assets	408
Total assets	1,543,235
Liabilities
Payables
Fund shares repurchased	736
Investment advisory fees	1,100
Distribution and service fees	155
Administration and accounting fees	128
Transfer agent and sub-transfer agent fees and expenses	333
Professional fees	43
Trustee deferred compensation plan	408
Interest expense and/or commitment fees	7
Other accrued expenses	43
Total liabilities	2,953
Commitments and contingencies (Note 4D)	—
Net Assets	$1,540,282
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$842,753
Accumulated earnings (loss)	697,529
Net Assets	$1,540,282
Net Assets:
Class A	$661,778
Class C	$26,537
Institutional Class	$851,967
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	11,491,799
Class C	2,100,518
Institutional Class	10,283,068
Net Asset Value and Redemption Price Per Share:*
Class A	$57.59
Class C	$12.63
Institutional Class	$82.85
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$60.94
Maximum Sales Charge - Class A	5.50%
(1) Investment in securities at cost	$719,278

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS YEAR ENDED
June 30, 2024
($ reported in thousands)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund	NFJ Dividend Value Fund
Investment Income
Dividends	$6,972	$33,580	$1,332	$1,391	$16,613
Interest	—	129,024	—	—	—
European Union tax reclaims(1)	—	—	28	57	11,260
Foreign taxes withheld	(705)	(91)	(67)	—	(125)
Total investment income	6,267	162,513	1,293	1,448	27,748
Expenses
Investment advisory fees	1,212	32,299	496	1,151	2,792
Distribution and service fees, Class A	48	4,855	80	329	821
Distribution and service fees, Class C	6	8,786	4	24	69
Distribution and service fees, Administrative Class	—	—	—	—	73
Administration and accounting fees	153	5,066	64	154	639
Transfer agent fees and expenses	63	2,132	26	68	276
Sub-transfer agent fees and expenses, Class A	24	1,328	32	121	410
Sub-transfer agent fees and expenses, Class C	1	625	1	2	4
Sub-transfer agent fees and expenses, Class P	5	685	2	—	92
Sub-transfer agent fees and expenses, Institutional Class	82	1,099	22	8	61
Sub-transfer agent fees and expenses, Administrative Class	—	—	—	—	17
Custodian fees	13	11	—(a)	—(a)	2
Printing fees and expenses	15	252	8	13	45
Professional fees	51	221	36	33	46
Interest expense and/or commitment fees	2	39	5	1	8
Registration fees	43	117	50	45	85
Trustees’ fees and expenses	11	425	5	13	53
Miscellaneous expenses	32	381	4	18	62
Total expenses	1,761	58,321	835	1,980	5,555
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(2)	(360)	(53)	(7)	(1)	(3)
Net expenses	1,401	58,268	828	1,979	5,552
Net investment income (loss)	4,866	104,245	465	(531)	22,196
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	9,303	172,013	3,304	(975)	34,197
Foreign currency transactions	(49)	—	(10)	1	(13)
Foreign capital gains tax	(1,232)	—	—	—	—
Written options	—	2,910	—	—	—
Net increase from payment by affiliate(3)	—	—(a)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	10,395	300,958	1,807	14,435	12,349
Foreign currency transactions	17	—	—	—(a)	—(a)
Foreign capital gains tax	(103)	—	—	—	—
Written options	—	407	—	—	—
Net realized and unrealized gain (loss) on investments	18,331	476,288	5,101	13,461	46,533
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED June 30, 2024
($ reported in thousands)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund	NFJ Dividend Value Fund
Net increase (decrease) in net assets resulting from operations	$23,197	$580,533	$5,566	$12,930	$68,729

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
(3)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED June 30, 2024
($ reported in thousands)
	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund
Investment Income
Dividends	$2,286	$6,945	$22,805	$8,372	$6,095
European Union tax reclaims(1)	4,456	112	—	—	—
Foreign taxes withheld	(243)	(32)	(328)	(54)	(14)
Contingent tax on European Union tax reclaims	(4,456)	—	—	—	—
Total investment income	2,043	7,025	22,477	8,318	6,081
Expenses
Investment advisory fees	461	1,265	4,759	2,088	5,097
Distribution and service fees, Class A	108	374	1,123	544	1,693
Distribution and service fees, Class C	9	18	164	9	217
Distribution and service fees, Administrative Class	3	1	55	45	17
Administration and accounting fees	86	294	889	362	1,161
Transfer agent fees and expenses	36	131	390	157	508
Sub-transfer agent fees and expenses, Class A	63	132	515	349	455
Sub-transfer agent fees and expenses, Class C	1	1	14	1	17
Sub-transfer agent fees and expenses, Class P	12	11	48	13	53
Sub-transfer agent fees and expenses, Institutional Class	11	107	190	47	172
Sub-transfer agent fees and expenses, Administrative Class	1	—(a)	23	—	7
Custodian fees	9	—(a)	3	1	1
Printing fees and expenses	14	22	60	29	55
Professional fees	38	34	57	37	61
Interest expense and/or commitment fees	3	2	12	4	8
Registration fees	54	52	91	80	99
Trustees’ fees and expenses	7	24	77	30	89
Miscellaneous expenses	27	31	180	62	78
Total expenses	943	2,499	8,650	3,858	9,788
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(2)	(36)	—(a)	(1,182)	(193)	(117)
Net expenses	907	2,499	7,468	3,665	9,671
Net investment income (loss)	1,136	4,526	15,009	4,653	(3,590)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(7,633)	9,526	12,764	14,197	81,725
Foreign currency transactions	(86)	(1)	(21)	(7)	—
Net change in unrealized appreciation (depreciation) on:
Investments	4,673	11,797	10,477	12,787	329,100
Foreign currency transactions	(2)	—(a)	—(a)	—(a)	—
Net realized and unrealized gain (loss) on investments	(3,048)	21,322	23,220	26,977	410,825
Net increase (decrease) in net assets resulting from operations	$(1,912)	$25,848	$38,229	$31,630	$407,235

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED June 30, 2024
($ reported in thousands)
	Silvant Mid-Cap Growth Fund	Small-Cap Fund	Zevenbergen Technology Fund
Investment Income
Dividends	$2,175	$1,313	$4,709
Securities lending, net of fees	—	25	—
Foreign taxes withheld	(6)	(3)	(66)
Total investment income	2,169	1,335	4,643
Expenses
Investment advisory fees	1,447	553	12,335
Distribution and service fees, Class A	597	152	1,428
Distribution and service fees, Class C	45	31	241
Distribution and service fees, Administrative Class	3	—	17
Administration and accounting fees	321	102	1,402
Transfer agent fees and expenses	151	45	616
Sub-transfer agent fees and expenses, Class A	147	41	557
Sub-transfer agent fees and expenses, Class C	3	3	21
Sub-transfer agent fees and expenses, Class P	5	4	44
Sub-transfer agent fees and expenses, Institutional Class	50	17	627
Sub-transfer agent fees and expenses, Administrative Class	1	—	—
Custodian fees	—	—(a)	2
Printing fees and expenses	21	13	71
Professional fees	35	28	74
Interest expense and/or commitment fees	2	1	11
Registration fees	63	63	86
Trustees’ fees and expenses	25	8	111
Miscellaneous expenses	38	18	99
Total expenses	2,954	1,079	17,742
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(1)	—	(74)	(7)
Plus net expenses recaptured(1)	—(a)	—	—
Net expenses	2,954	1,005	17,735
Net investment income (loss)	(785)	330	(13,092)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	9,384	6,876	168,614
Foreign currency transactions	—(a)	—(a)	—
Net change in unrealized appreciation (depreciation) on:
Investments	38,994	1,322	305,224
Foreign currency transactions	—	—(a)	(5)
Net realized and unrealized gain (loss) on investments	48,378	8,198	473,833
Net increase (decrease) in net assets resulting from operations	$47,593	$8,528	$460,741

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Emerging Markets Opportunities Fund		Income & Growth Fund		KAR Global Small-Cap Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$4,866	$4,038	$104,245	$102,658	$465	$492
Net realized gain (loss)	8,022	(10,557)	174,923	124,886	3,294	(343)
Net increase from payment by affiliate	—	—	—(a)	—	—	108
Net change in unrealized appreciation (depreciation)	10,309	12,022	301,365	386,323	1,807	7,483
Increase (decrease) in net assets resulting from operations	23,197	5,503	580,533	613,867	5,566	7,740
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(579)	(603)	(100,218)	(93,901)	(261)	(913)
Class C	(11)	(14)	(49,439)	(52,772)	—	(37)
Class P	(217)	(158)	(68,315)	(50,458)	(42)	(47)
Institutional Class	(2,594)	(2,098)	(63,755)	(55,127)	(197)	(611)
Class R6	(1,299)	(977)	—	—	—	—
Return of Capital:
Class A	—	—	(52,232)	(64,672)	—	—
Class C	—	—	(23,632)	(33,734)	—	—
Class P	—	—	—	(35,576)	—	—
Institutional Class	—	—	(33,299)	(39,718)	—	—
Total dividends and distributions to shareholders	(4,700)	(3,850)	(390,890)	(425,958)	(500)	(1,608)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,928)	(1,145)	(76,825)	(79,920)	(5,349)	(2,817)
Class C	(235)	(36)	(149,115)	(167,901)	(144)	(976)
Class P	(5,958)	(1,295)	(1,108,205)	(146,112)	(1,999)	(497)
Institutional Class	9,426	(3,260)	988,271	(166,021)	(9,368)	(6,314)
Class R6	24,646	2,346	—	—	—	—
Increase (decrease) in net assets from capital transactions	25,951	(3,390)	(345,874)	(559,954)	(16,860)	(10,604)
Net increase (decrease) in net assets	44,448	(1,737)	(156,231)	(372,045)	(11,794)	(4,472)
Net Assets
Beginning of period	127,959	129,696	5,100,980	5,473,025	56,734	61,206
End of Period	$172,407	$127,959	$4,944,749	$5,100,980	$44,940	$56,734

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Health Sciences Fund		NFJ Dividend Value Fund		NFJ International Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(531)	$(631)	$22,196	$12,361	$1,136	$1,956
Net realized gain (loss)	(974)	653	34,184	46,514	(7,719)	(5,718)
Net increase from payment by affiliate	—	28	—	—	—	—
Net change in unrealized appreciation (depreciation)	14,435	3,614	12,349	(8,351)	4,671	12,964
Increase (decrease) in net assets resulting from operations	12,930	3,664	68,729	50,524	(1,912)	9,202
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(12,697)	(42,754)	(55,380)	(787)	(900)
Class C	—	(448)	(848)	(1,450)	(11)	(17)
Class P	—	(117)	(15,942)	(22,898)	(221)	(313)
Institutional Class	—	(1,278)	(9,937)	(13,896)	(433)	(601)
Class R6	—	—	(7,572)	(12,691)	(57)	(63)
Administrative Class	—	—	(4,147)	(5,187)	(22)	(27)
Total dividends and distributions to shareholders	—	(14,540)	(81,200)	(111,502)	(1,531)	(1,921)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(17,264)	(1,137)	(2,795)	(1,515)	(7,280)	(5,551)
Class C	(806)	(254)	(2,396)	(3,619)	(317)	(672)
Class P	(1,253)	(875)	(130,377)	(10,554)	(14,990)	(3,436)
Institutional Class	(1,045)	(11,812)	140,905	(8,732)	(2,071)	(11,758)
Class R6	—	—	(15,163)	2,923	(551)	(1,012)
Administrative Class	—	—	(33,127)	2,127	(1,417)	(198)
Increase (decrease) in net assets from capital transactions	(20,368)	(14,078)	(42,953)	(19,370)	(26,626)	(22,627)
Net increase (decrease) in net assets	(7,438)	(24,954)	(55,424)	(80,348)	(30,069)	(15,346)
Net Assets
Beginning of period	153,320	178,274	648,809	729,157	97,124	112,470
End of Period	$145,882	$153,320	$593,385	$648,809	$67,055	$97,124
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NFJ Large-Cap Value Fund		NFJ Mid-Cap Value Fund		NFJ Small-Cap Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$4,526	$3,741	$15,009	$13,109	$4,653	$4,675
Net realized gain (loss)	9,525	10,131	12,743	88,968	14,190	33,624
Net change in unrealized appreciation (depreciation)	11,797	7,065	10,477	6,331	12,787	(992)
Increase (decrease) in net assets resulting from operations	25,848	20,937	38,229	108,408	31,630	37,307
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(10,349)	(25,815)	(32,267)	(108,865)	(24,120)	(36,541)
Class C	(108)	(385)	(1,572)	(7,318)	(116)	(234)
Class P	(910)	(2,613)	(6,967)	(26,361)	(1,663)	(1,799)
Institutional Class	(8,425)	(13,823)	(15,864)	(70,315)	(4,527)	(7,210)
Class R6	(159)	(14)	(4,955)	(18,071)	(4,205)	(6,852)
Administrative Class	(29)	(75)	(1,875)	(7,470)	(2,669)	(3,845)
Total dividends and distributions to shareholders	(19,980)	(42,725)	(63,500)	(238,400)	(37,300)	(56,481)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(7,448)	6,301	(36,590)	39,926	(6,013)	2,427
Class C	(368)	(517)	(5,655)	(3,725)	(451)	(151)
Class P	(14,960)	663	(77,852)	(725)	(25,071)	10,944
Institutional Class	16,113	3,787	(12,322)	(63,039)	23,985	(4,955)
Class R6	(54)	2,034	(8,354)	(579)	(23,006)	(14,450)
Administrative Class	(462)	22	(34,193)	3,552	(22,463)	(5,656)
Increase (decrease) in net assets from capital transactions	(7,179)	12,290	(174,966)	(24,590)	(53,019)	(11,841)
Net increase (decrease) in net assets	(1,311)	(9,498)	(200,237)	(154,582)	(58,689)	(31,015)
Net Assets
Beginning of period	281,456	290,954	972,534	1,127,116	372,461	403,476
End of Period	$280,145	$281,456	$772,297	$972,534	$313,772	$372,461
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Silvant Focused Growth Fund		Silvant Mid-Cap Growth Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(3,590)	$(2,440)	$(785)	$(856)
Net realized gain (loss)	81,725	71,120	9,384	(6,050)
Net increase from payment by affiliate	—	69	—	—
Net change in unrealized appreciation (depreciation)	329,100	181,075	38,994	66,756
Increase (decrease) in net assets resulting from operations	407,235	249,824	47,593	59,850
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(15,828)	(28,856)	—	—
Class C	(1,216)	(2,554)	—	—
Class P	(2,860)	(3,163)	—	—
Institutional Class	(4,505)	(7,589)	—	—
Class R6	(4,987)	(9,912)	—	—
Administrative Class	(254)	(426)	—	—
Total dividends and distributions to shareholders	(29,650)	(52,500)	—	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(33,139)	(38,279)	(28,057)	(28,356)
Class C	(6,119)	(4,990)	(1,868)	(2,274)
Class P	(60,754)	(7,098)	(8,370)	(1,047)
Institutional Class	97,720	(2,897)	19,472	(7,781)
Class R6	6,819	(37,061)	—	—
Administrative Class	(9,334)	411	(1,319)	(782)
Increase (decrease) in net assets from capital transactions	(4,807)	(89,914)	(20,142)	(40,240)
Net increase (decrease) in net assets	372,778	107,410	27,451	19,610
Net Assets
Beginning of period	1,018,085	910,675	305,471	285,861
End of Period	$1,390,863	$1,018,085	$332,922	$305,471
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Small-Cap Fund		Zevenbergen Technology Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$330	$445	$(13,092)	$(10,709)
Net realized gain (loss)	6,876	1,423	168,614	(53,580)
Net increase from payment by affiliate	—	15	—	110
Net change in unrealized appreciation (depreciation)	1,322	13,616	305,219	387,633
Increase (decrease) in net assets resulting from operations	8,528	15,499	460,741	323,454
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,366)	(3,120)	—	(82,847)
Class C	(63)	(156)	—	(10,677)
Class P	(128)	(380)	—	(5,489)
Institutional Class	(375)	(1,170)	—	(84,604)
Class R6	(148)	(241)	—	—
Administrative Class	—	—	—	(953)
Total dividends and distributions to shareholders	(2,080)	(5,067)	—	(184,570)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(5,424)	(7,723)	(67,056)	14,750
Class C	(593)	(278)	(4,870)	2,714
Class P	(7,587)	(7,029)	(64,264)	(4,837)
Institutional Class	(791)	(29,008)	(66,922)	(190,054)
Class R6	(314)	(2,703)	—	—
Administrative Class	—	—	(9,585)	770
Increase (decrease) in net assets from capital transactions	(14,709)	(46,741)	(212,697)	(176,657)
Net increase (decrease) in net assets	(8,261)	(36,309)	248,044	(37,773)
Net Assets
Beginning of period	98,928	135,237	1,292,238	1,330,011
End of Period	$90,667	$98,928	$1,540,282	$1,292,238
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)

Emerging Markets Opportunities Fund
Class A
7/1/23 to 6/30/24	$27.62	0.86	3.68	4.54	(0.88)	—	—	(0.88)	—	3.66	$31.28	16.87%	$19,899	1.29%	1.50%	3.01%	99%
7/1/22 to 6/30/23	27.39	0.79	0.27	1.06	(0.83)	—	—	(0.83)	—	0.23	27.62	4.18	19,339	1.31 (7)	1.54	3.01	109
7/1/21 to 6/30/22	37.61	0.75	(10.52)	(9.77)	(0.45)	—	—	(0.45)	—	(10.22)	27.39	(26.17)	20,341	1.29	1.45	2.28	112
7/1/20 to 6/30/21	25.88	0.33	11.71	12.04	(0.31)	—	—	(0.31)	—	11.73	37.61	46.70	33,740	1.28 (8)	1.57	0.98	80
7/1/19 to 6/30/20	27.06	0.46	(1.08)	(0.62)	(0.56)	—	—	(0.56)	—	(1.18)	25.88	(2.45)	32,514	1.28	1.63	1.75	83
Class C
7/1/23 to 6/30/24	$27.72	0.65	3.70	4.35	(0.57)	—	—	(0.57)	—	3.78	$31.50	15.99%	$570	2.04%	2.28%	2.29%	99%
7/1/22 to 6/30/23	27.42	0.60	0.27	0.87	(0.57)	—	—	(0.57)	—	0.30	27.72	3.37	735	2.06 (7)	2.33	2.27	109
7/1/21 to 6/30/22	37.41	0.53	(10.52)	(9.99)	—	—	—	—	—	(9.99)	27.42	(26.70)	770	2.04	2.21	1.61	112
7/1/20 to 6/30/21	25.69	0.07	11.65	11.72	— (9)	—	—	—	—	11.72	37.41	45.62	1,713	2.03 (8)	2.30	0.22	80
7/1/19 to 6/30/20	26.81	0.28	(1.10)	(0.82)	(0.30)	—	—	(0.30)	—	(1.12)	25.69	(3.16)	2,022	2.03	2.38	1.08	83
Institutional Class
7/1/23 to 6/30/24	$27.70	0.96	3.69	4.65	(0.99)	—	—	(0.99)	—	3.66	$31.36	17.31%	$89,384	0.94%	1.22%	3.37%	99%
7/1/22 to 6/30/23	27.33	0.88	0.28	1.16	(0.79)	—	—	(0.79)	—	0.37	27.70	4.52	70,273	0.96 (7)	1.28	3.36	109
7/1/21 to 6/30/22	37.62	0.78	(10.43)	(9.65)	(0.64)	—	—	(0.64)	—	(10.29)	27.33	(25.92)	72,307	0.94	1.19	2.37	112
7/1/20 to 6/30/21	25.91	0.48	11.70	12.18	(0.47)	—	—	(0.47)	—	11.71	37.62	47.27	206,383	0.93 (8)	1.26	1.43	80
7/1/19 to 6/30/20	27.10	0.54	(1.06)	(0.52)	(0.67)	—	—	(0.67)	—	(1.19)	25.91	(2.11)	186,595	0.93	1.28	2.05	83
Class R6
7/1/23 to 6/30/24	$27.34	1.06	3.53	4.59	(1.03)	—	—	(1.03)	—	3.56	$30.90	17.33%	$62,554	0.89%	1.12%	3.75%	99%
7/1/22 to 6/30/23	27.15	0.90	0.25	1.15	(0.96)	—	—	(0.96)	—	0.19	27.34	4.58	32,320	0.91 (7)	1.16	3.44	109
7/1/21 to 6/30/22	37.40	0.86	(10.43)	(9.57)	(0.68)	—	—	(0.68)	—	(10.25)	27.15	(25.89)	29,700	0.89	1.08	2.64	112
7/1/20 to 6/30/21	25.78	0.49	11.64	12.13	(0.51)	—	—	(0.51)	—	11.62	37.40	47.34	30,722	0.88 (8)	1.18	1.47	80
7/1/19 to 6/30/20	26.96	0.54	(1.03)	(0.49)	(0.69)	—	—	(0.69)	—	(1.18)	25.78	(2.04)	19,582	0.88	1.23	2.10	83

Income & Growth Fund
Class A
7/1/23 to 6/30/24	$10.59	0.22	1.05	1.27	(0.26)	(0.29)	(0.29)	(0.84)	— (9)	0.43	$11.02	12.58% (10)	$1,955,447	1.14% (11)	1.14%	2.10%	61%
7/1/22 to 6/30/23	10.20	0.21	1.02	1.23	(0.24)	(0.34)	(0.26)	(0.84)	—	0.39	10.59	12.65	1,955,600	1.14 (11)	1.14	2.00	42
7/1/21 to 6/30/22	13.26	0.16	(2.38)	(2.22)	(0.19)	—	(0.65)	(0.84)	—	(3.06)	10.20	(17.65)	1,963,340	1.14 (11)	1.14	1.28	70
7/1/20 to 6/30/21	10.89	0.14	3.07	3.21	(0.19)	—	(0.65)	(0.84)	—	2.37	13.26	30.29	2,403,182	1.19 (8)(11)	1.22	1.11	83
7/1/19 to 6/30/20	11.01	0.18	0.54	0.72	(0.21)	—	(0.63)	(0.84)	—	(0.12)	10.89	6.98	1,631,126	1.28	1.29	1.65	93
Class C
7/1/23 to 6/30/24	$9.34	0.13	0.90	1.03	(0.20)	(0.25)	(0.33)	(0.78)	— (9)	0.25	$9.59	11.63% (10)	$827,369	1.90% (11)	1.90%	1.34%	61%
7/1/22 to 6/30/23	9.10	0.11	0.92	1.03	(0.19)	(0.30)	(0.30)	(0.79)	—	0.24	9.34	11.83	954,260	1.89 (11)	1.89	1.25	42
7/1/21 to 6/30/22	11.94	0.06	(2.14)	(2.08)	(0.11)	—	(0.65)	(0.76)	—	(2.84)	9.10	(18.31)	1,096,937	1.90 (11)	1.90	0.51	70
7/1/20 to 6/30/21	9.89	0.04	2.78	2.82	(0.12)	—	(0.65)	(0.77)	—	2.05	11.94	29.31	1,467,948	1.95 (8)(11)	1.98	0.36	83
7/1/19 to 6/30/20	10.07	0.09	0.50	0.59	(0.14)	—	(0.63)	(0.77)	—	(0.18)	9.89	6.31	1,215,780	2.03	2.04	0.90	93
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
Income & Growth Fund (Continued)
Institutional Class
7/1/23 to 6/30/24	$11.13	0.26	1.10	1.36	(0.28)	(0.30)	(0.28)	(0.86)	— (9)	0.50	$11.63	12.82% (10)	$2,161,933	0.91% (8)	0.91%	2.34%	61%
7/1/22 to 6/30/23	10.67	0.24	1.08	1.32	(0.26)	(0.36)	(0.24)	(0.86)	—	0.46	11.13	12.96	1,118,148	0.90 (11)	0.90	2.24	42
7/1/21 to 6/30/22	13.83	0.20	(2.50)	(2.30)	(0.21)	—	(0.65)	(0.86)	—	(3.16)	10.67	(17.48)	1,236,562	0.92 (11)	0.92	1.51	70
7/1/20 to 6/30/21	11.32	0.18	3.20	3.38	(0.22)	—	(0.65)	(0.87)	—	2.51	13.83	30.71	1,315,140	0.90 (8)	0.93	1.40	83
7/1/19 to 6/30/20	11.41	0.22	0.57	0.79	(0.25)	—	(0.63)	(0.88)	—	(0.09)	11.32	7.35	798,280	0.93	0.94	2.00	93

KAR Global Small-Cap Fund
Class A
7/1/23 to 6/30/24	$31.42	0.25	2.74	2.99	(0.27)	—	—	(0.27)	—	2.72	$34.14	9.54%	$30,019	1.64% (12)	1.61%	0.74%	16% (13)
7/1/22 to 6/30/23	28.33	0.21	3.70	3.91	—	—	(0.87)	(0.87)	0.05	3.09	31.42	14.31 (14)	32,690	1.63	1.66	0.73	129
7/1/21 to 6/30/22	52.31	(0.02)	(10.43)	(10.45)	—	—	(13.53)	(13.53)	—	(23.98)	28.33	(26.07)	32,248	1.56 (11)(15)	1.55	(0.04)	90
7/1/20 to 6/30/21	35.72	(0.25)	19.01	18.76	—	—	(2.17)	(2.17)	—	16.59	52.31	53.24	51,169	1.60 (11)	1.60	(0.54)	106
7/1/19 to 6/30/20	39.37	(0.23)	(0.47)	(0.70)	—	—	(2.95)	(2.95)	—	(3.65)	35.72	(2.20)	36,141	1.63	1.63	(0.63)	93
Class C
7/1/23 to 6/30/24	$22.52	— (9)	1.96	1.96	—	—	—	—	—	1.96	$24.48	8.70%	$421	2.39% (12)	2.40%	(0.02) %	16% (13)
7/1/22 to 6/30/23	20.69	(0.02)	2.68	2.66	—	—	(0.87)	(0.87)	0.04	1.83	22.52	13.49 (14)	529	2.38	2.43	(0.08)	129
7/1/21 to 6/30/22	42.24	(0.29)	(7.73)	(8.02)	—	—	(13.53)	(13.53)	—	(21.55)	20.69	(26.64)	1,438	2.32 (11)	2.32	(0.90)	90
7/1/20 to 6/30/21	29.36	(0.50)	15.55	15.05	—	—	(2.17)	(2.17)	—	12.88	42.24	52.11	3,374	2.35 (11)	2.35	(1.34)	106
7/1/19 to 6/30/20	33.10	(0.42)	(0.37)	(0.79)	—	—	(2.95)	(2.95)	—	(3.74)	29.36	(2.92)	4,120	2.38	2.38	(1.39)	93
Institutional Class
7/1/23 to 6/30/24	$36.59	0.40	3.22	3.62	(0.34)	—	—	(0.34)	—	3.28	$39.87	9.90%	$14,500	1.29% (12)	1.36%	1.04%	16% (13)
7/1/22 to 6/30/23	32.74	0.35	4.31	4.66	—	—	(0.87)	(0.87)	0.06	3.85	36.59	14.71 (14)	21,751	1.28	1.40	1.04	129
7/1/21 to 6/30/22	58.13	0.11	(11.97)	(11.86)	—	—	(13.53)	(13.53)	—	(25.39)	32.74	(25.86)	25,453	1.28	1.29	0.23	90
7/1/20 to 6/30/21	39.39	(0.10)	21.01	20.91	—	—	(2.17)	(2.17)	—	18.74	58.13	53.75	40,486	1.27 (8)	1.30	(0.20)	106
7/1/19 to 6/30/20	42.97	(0.13)	(0.50)	(0.63)	—	—	(2.95)	(2.95)	—	(3.58)	39.39	(1.84)	29,849	1.27	1.27	(0.32)	93

KAR Health Sciences Fund
Class A
7/1/23 to 6/30/24	$28.03	(0.11)	2.81	2.70	—	—	—	—	—	2.70	$30.73	9.63%	$133,428	1.38% (11)	1.38%	(0.38) %	6% (13)
7/1/22 to 6/30/23	29.94	(0.11)	0.83	0.72	—	—	(2.63)	(2.63)	— (9)	(1.91)	28.03	2.45 (10)	138,726	1.39 (11)	1.39	(0.40)	75
7/1/21 to 6/30/22	38.11	(0.03)	(0.65)	(0.68)	—	—	(7.49)	(7.49)	—	(8.17)	29.94	(3.75)	149,236	1.37 (11)	1.37	(0.08)	114
7/1/20 to 6/30/21	34.21	(0.01)	8.76	8.75	(0.03)	—	(4.82)	(4.85)	—	3.90	38.11	27.66	169,577	1.43 (11)	1.43	(0.04)	102
7/1/19 to 6/30/20	32.27	0.05	4.22	4.27	(0.01)	—	(2.32)	(2.33)	—	1.94	34.21	13.37	148,223	1.47	1.47	0.15	91
Class C
7/1/23 to 6/30/24	$16.51	(0.19)	1.64	1.45	—	—	—	—	—	1.45	$17.96	8.78%	$2,180	2.14% (11)	2.14%	(1.12) %	6% (13)
7/1/22 to 6/30/23	18.83	(0.20)	0.51	0.31	—	—	(2.63)	(2.63)	— (9)	(2.32)	16.51	1.66 (10)	2,820	2.14 (11)	2.14	(1.15)	75
7/1/21 to 6/30/22	26.74	(0.19)	(0.23)	(0.42)	—	—	(7.49)	(7.49)	—	(7.91)	18.83	(4.47)	3,469	2.13 (11)	2.13	(0.82)	114
7/1/20 to 6/30/21	25.44	(0.21)	6.33	6.12	— (9)	—	(4.82)	(4.82)	—	1.30	26.74	26.73	3,758	2.18 (11)	2.18	(0.80)	102
7/1/19 to 6/30/20	24.71	(0.15)	3.20	3.05	—	—	(2.32)	(2.32)	—	0.73	25.44	12.52	4,221	2.22	2.22	(0.60)	91
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
KAR Health Sciences Fund (Continued)
Institutional Class
7/1/23 to 6/30/24	$28.95	(0.03)	2.89	2.86	—	—	—	—	—	2.86	$31.81	9.88%	$10,274	1.11% (8)	1.12%	(0.10) %	6% (13)
7/1/22 to 6/30/23	30.75	(0.04)	0.87	0.83	—	—	(2.63)	(2.63)	— (9)	(1.80)	28.95	2.75 (10)	10,595	1.12	1.14	(0.14)	75
7/1/21 to 6/30/22	38.87	0.04	(0.67)	(0.63)	—	—	(7.49)	(7.49)	—	(8.12)	30.75	(3.53)	23,444	1.12	1.14	0.11	114
7/1/20 to 6/30/21	34.85	0.10	8.94	9.04	(0.20)	—	(4.82)	(5.02)	—	4.02	38.87	28.07	21,122	1.12	1.14	0.28	102
7/1/19 to 6/30/20	32.76	0.15	4.30	4.45	(0.04)	—	(2.32)	(2.36)	—	2.09	34.85	13.76	11,182	1.12	1.12	0.45	91

NFJ Dividend Value Fund
Class A
7/1/23 to 6/30/24	$10.34	0.35	0.81	1.16	(0.36)	—	(1.05)	(1.41)	—	(0.25)	$10.09	11.34%	$323,658	1.02% (11)	1.02%	3.42%	53%
7/1/22 to 6/30/23	11.44	0.18	0.56	0.74	(0.19)	—	(1.65)	(1.84)	—	(1.10)	10.34	7.62	333,660	1.04 (11)	1.04	1.64	72
7/1/21 to 6/30/22	12.73	0.18	(0.61)	(0.43)	(0.18)	—	(0.68)	(0.86)	—	(1.29)	11.44	(4.16)	365,634	1.01 (11)	1.01	1.40	65
7/1/20 to 6/30/21	9.67	0.15	3.07	3.22	(0.16)	—	— (9)	(0.16)	—	3.06	12.73	33.47	422,719	1.02 (8)(11)	1.06	1.36	67
7/1/19 to 6/30/20	12.11	0.19	(1.01)	(0.82)	(0.20)	—	(1.42)	(1.62)	—	(2.44)	9.67	(8.54)	329,828	1.04	1.12	1.74	139
Class C
7/1/23 to 6/30/24	$10.68	0.30	0.83	1.13	(0.27)	—	(1.05)	(1.32)	—	(0.19)	$10.49	10.66%	$5,531	1.72% (11)	1.72%	2.83%	53%
7/1/22 to 6/30/23	11.74	0.10	0.59	0.69	(0.10)	—	(1.65)	(1.75)	—	(1.06)	10.68	6.86	8,040	1.75 (11)	1.75	0.94	72
7/1/21 to 6/30/22	13.04	0.09	(0.64)	(0.55)	(0.07)	—	(0.68)	(0.75)	—	(1.30)	11.74	(4.91)	12,496	1.72 (11)	1.72	0.68	65
7/1/20 to 6/30/21	9.88	0.07	3.14	3.21	(0.05)	—	— (9)	(0.05)	—	3.16	13.04	32.53	18,956	1.77 (8)(11)	1.82	0.59	67
7/1/19 to 6/30/20	12.32	0.11	(1.02)	(0.91)	(0.11)	—	(1.42)	(1.53)	—	(2.44)	9.88	(9.17)	38,900	1.79	1.87	0.98	139
Institutional Class
7/1/23 to 6/30/24	$10.46	0.38	0.84	1.22	(0.40)	—	(1.05)	(1.45)	—	(0.23)	$10.23	11.81%	$211,683	0.70%	0.71%	3.71%	53%
7/1/22 to 6/30/23	11.55	0.22	0.56	0.78	(0.22)	—	(1.65)	(1.87)	—	(1.09)	10.46	8.01	75,806	0.70	0.74	1.98	72
7/1/21 to 6/30/22	12.85	0.22	(0.63)	(0.41)	(0.21)	—	(0.68)	(0.89)	—	(1.30)	11.55	(3.95)	91,990	0.70	0.75	1.71	65
7/1/20 to 6/30/21	9.75	0.19	3.10	3.29	(0.19)	—	— (9)	(0.19)	—	3.10	12.85	33.95	122,996	0.70	0.75	1.67	67
7/1/19 to 6/30/20	12.20	0.24	(1.03)	(0.79)	(0.24)	—	(1.42)	(1.66)	—	(2.45)	9.75	(8.24)	117,755	0.69	0.77	2.07	139
Class R6
7/1/23 to 6/30/24	$10.39	0.39	0.82	1.21	(0.39)	—	(1.05)	(1.44)	—	(0.23)	$10.16	11.85%	$52,513	0.65%	0.64%	3.81%	53%
7/1/22 to 6/30/23	11.49	0.22	0.56	0.78	(0.23)	—	(1.65)	(1.88)	—	(1.10)	10.39	8.05	68,554	0.65	0.67	2.04	72
7/1/21 to 6/30/22	12.79	0.23	(0.63)	(0.40)	(0.22)	—	(0.68)	(0.90)	—	(1.30)	11.49	(3.85)	72,399	0.63 (11)	0.63	1.78	65
7/1/20 to 6/30/21	9.71	0.19	3.08	3.27	(0.19)	—	— (9)	(0.19)	—	3.08	12.79	33.98	82,578	0.64 (8)	0.69	1.72	67
7/1/19 to 6/30/20	12.15	0.24	(1.02)	(0.78)	(0.24)	—	(1.42)	(1.66)	—	(2.44)	9.71	(8.12)	60,490	0.64	0.72	2.15	139

NFJ International Value Fund
Class A
7/1/23 to 6/30/24	$19.18	0.25	(0.44)	(0.19)	(0.34)	—	—	(0.34)	—	(0.53)	$18.65	(0.97) %	$39,673	1.30%	1.36%	1.37%	135%
7/1/22 to 6/30/23	17.83	0.33	1.36	1.69	(0.34)	—	—	(0.34)	—	1.35	19.18	9.68	48,363	1.30	1.38	1.83	104
7/1/21 to 6/30/22	22.93	0.40	(5.10)	(4.70)	(0.40)	—	—	(0.40)	—	(5.10)	17.83	(20.78)	50,307	1.30	1.33	1.90	66
7/1/20 to 6/30/21	16.86	0.28	6.15	6.43	(0.36)	—	—	(0.36)	—	6.07	22.93	38.47	73,311	1.30 (8)(11)	1.34	1.38	116
7/1/19 to 6/30/20	18.47	0.36	(1.58)	(1.22)	(0.39)	—	—	(0.39)	—	(1.61)	16.86	(6.66)	55,297	1.30	1.37	2.06	91
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
NFJ International Value Fund (Continued)
Class C
7/1/23 to 6/30/24	$18.76	0.10	(0.42)	(0.32)	(0.23)	—	—	(0.23)	—	(0.55)	$18.21	(1.70) %	$767	2.06% (16)	2.07%	0.58%	135%
7/1/22 to 6/30/23	17.47	0.19	1.33	1.52	(0.23)	—	—	(0.23)	—	1.29	18.76	8.86	1,126	2.05	2.10	1.06	104
7/1/21 to 6/30/22	22.51	0.25	(5.00)	(4.75)	(0.29)	—	—	(0.29)	—	(5.04)	17.47	(21.32)	1,724	2.02 (11)	2.02	1.21	66
7/1/20 to 6/30/21	16.57	0.11	6.04	6.15	(0.21)	—	—	(0.21)	—	5.94	22.51	37.40	3,576	2.02 (11)	2.07	0.56	116
7/1/19 to 6/30/20	18.15	0.22	(1.54)	(1.32)	(0.26)	—	—	(0.26)	—	(1.58)	16.57	(7.33)	7,488	2.05	2.12	1.27	91
Institutional Class
7/1/23 to 6/30/24	$19.33	0.40	(0.53)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	$18.79	(0.62) %	$24,493	0.95%	1.01%	2.14%	135%
7/1/22 to 6/30/23	17.96	0.40	1.36	1.76	(0.39)	—	—	(0.39)	—	1.37	19.33	10.06	28,557	0.95	1.02	2.19	104
7/1/21 to 6/30/22	23.11	0.48	(5.14)	(4.66)	(0.49)	—	—	(0.49)	—	(5.15)	17.96	(20.52)	38,243	0.95	0.98	2.25	66
7/1/20 to 6/30/21	16.98	0.36	6.19	6.55	(0.42)	—	—	(0.42)	—	6.13	23.11	38.95	48,096	0.95	1.00	1.76	116
7/1/19 to 6/30/20	18.60	0.43	(1.60)	(1.17)	(0.45)	—	—	(0.45)	—	(1.62)	16.98	(6.33)	37,009	0.95	1.02	2.41	91
Class R6
7/1/23 to 6/30/24	$19.31	0.32	(0.44)	(0.12)	(0.41)	—	—	(0.41)	—	(0.53)	$18.78	(0.58) %	$2,122	0.91% (16)	0.96%	1.72%	135%
7/1/22 to 6/30/23	17.95	0.40	1.36	1.76	(0.40)	—	—	(0.40)	—	1.36	19.31	10.08	2,756	0.90	0.98	2.21	104
7/1/21 to 6/30/22	23.08	0.51	(5.15)	(4.64)	(0.49)	—	—	(0.49)	—	(5.13)	17.95	(20.42)	3,477	0.90	0.93	2.40	66
7/1/20 to 6/30/21	16.97	0.41	6.13	6.54	(0.43)	—	—	(0.43)	—	6.11	23.08	38.97	2,741	0.90	0.95	1.96	116
7/1/19 to 6/30/20	18.59	0.44	(1.60)	(1.16)	(0.46)	—	—	(0.46)	—	(1.62)	16.97	(6.28)	1,230	0.90	0.97	2.47	91

NFJ Large-Cap Value Fund
Class A
7/1/23 to 6/30/24	$26.18	0.39	2.00	2.39	(0.40)	—	(1.47)	(1.87)	—	0.52	$26.70	9.26%	$146,942	1.00% (11)	1.00%	1.49%	56%
7/1/22 to 6/30/23	29.16	0.35	1.60	1.95	(0.34)	—	(4.59)	(4.93)	—	(2.98)	26.18	8.27	151,469	1.01 (11)	1.01	1.29	67
7/1/21 to 6/30/22	33.12	0.24	(2.09)	(1.85)	(0.20)	—	(1.91)	(2.11)	—	(3.96)	29.16	(6.36)	159,063	1.00 (11)	1.00	0.71	45
7/1/20 to 6/30/21	24.49	0.23	8.62	8.85	(0.22)	—	—	(0.22)	—	8.63	33.12	36.24	184,745	1.06 (11)	1.06	0.79	69
7/1/19 to 6/30/20	26.90	0.39	(1.88)	(1.49)	(0.41)	—	(0.51)	(0.92)	—	(2.41)	24.49	(5.71)	150,404	1.12	1.12	1.48	114
Class C
7/1/23 to 6/30/24	$26.58	0.19	2.03	2.22	(0.19)	—	(1.47)	(1.66)	—	0.56	$27.14	8.41%	$1,710	1.76% (11)	1.76%	0.72%	56%
7/1/22 to 6/30/23	29.51	0.14	1.62	1.76	(0.10)	—	(4.59)	(4.69)	—	(2.93)	26.58	7.42	2,041	1.79 (11)	1.79	0.50	67
7/1/21 to 6/30/22	33.54	(0.02)	(2.09)	(2.11)	(0.01)	—	(1.91)	(1.92)	—	(4.03)	29.51	(7.05)	2,775	1.76 (11)	1.76	(0.05)	45
7/1/20 to 6/30/21	24.82	0.02	8.73	8.75	(0.03)	—	—	(0.03)	—	8.72	33.54	35.24	4,056	1.81 (11)	1.81	0.06	69
7/1/19 to 6/30/20	27.23	0.19	(1.88)	(1.69)	(0.21)	—	(0.51)	(0.72)	—	(2.41)	24.82	(6.41)	7,854	1.87	1.87	0.73	114
Institutional Class
7/1/23 to 6/30/24	$26.01	0.47	1.97	2.44	(0.47)	—	(1.47)	(1.94)	—	0.50	$26.51	9.54%	$129,333	0.75%	0.75%	1.78%	56%
7/1/22 to 6/30/23	29.01	0.41	1.58	1.99	(0.40)	—	(4.59)	(4.99)	—	(3.00)	26.01	8.50	110,871	0.77	0.77	1.52	67
7/1/21 to 6/30/22	32.96	0.32	(2.07)	(1.75)	(0.29)	—	(1.91)	(2.20)	—	(3.95)	29.01	(6.09)	113,368	0.74	0.74	0.98	45
7/1/20 to 6/30/21	24.37	0.31	8.58	8.89	(0.30)	—	—	(0.30)	—	8.59	32.96	36.66	129,083	0.75 (11)	0.75	1.09	69
7/1/19 to 6/30/20	26.77	0.48	(1.87)	(1.39)	(0.50)	—	(0.51)	(1.01)	—	(2.40)	24.37	(5.36)	92,001	0.77	0.77	1.81	114
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
NFJ Large-Cap Value Fund (Continued)
Class R6
7/1/23 to 6/30/24	$25.99	0.48	1.99	2.47	(0.50)	—	(1.47)	(1.97)	—	0.50	$26.49	9.65%	$2,160	0.65%	0.66%	1.84%	56%
7/1/22 to 6/30/23	28.99	0.64	1.41	2.05	(0.46)	—	(4.59)	(5.05)	—	(3.00)	25.99	8.75	2,172	0.57 (11)	0.57	2.42	67
10/29/21(17) to 6/30/22	35.37	0.25	(4.47)	(4.22)	(0.25)	—	(1.91)	(2.16)	—	(6.38)	28.99	(12.65)	82	0.65	0.78	1.15	45 (18)

NFJ Mid-Cap Value Fund
Class A
7/1/23 to 6/30/24	$25.29	0.40	0.71	1.11	(0.43)	—	(1.40)	(1.83)	—	(0.72)	$24.57	4.43%	$427,421	1.00%	1.12%	1.61%	76%
7/1/22 to 6/30/23	29.43	0.30	2.33	2.63	(0.39)	—	(6.38)	(6.77)	—	(4.14)	25.29	11.10	476,789	1.00	1.12	1.11	105
7/1/21 to 6/30/22	35.54	0.24	(2.18)	(1.94)	(0.25)	—	(3.92)	(4.17)	—	(6.11)	29.43	(6.83)	495,612	1.00	1.10	0.70	76
7/1/20 to 6/30/21	25.72	0.30	9.83	10.13	(0.26)	—	(0.05)	(0.31)	—	9.82	35.54	39.60	596,144	1.00	1.16	0.98	96
7/1/19 to 6/30/20	30.60	0.38	(2.72)	(2.34)	(0.33)	—	(2.21)	(2.54)	—	(4.88)	25.72	(8.93)	474,970	0.99	1.21	1.30	197
Class C
7/1/23 to 6/30/24	$18.10	0.14	0.52	0.66	(0.31)	—	(1.40)	(1.71)	—	(1.05)	$17.05	3.68%	$13,089	1.75%	1.84%	0.82%	76%
7/1/22 to 6/30/23	22.96	0.06	1.70	1.76	(0.24)	—	(6.38)	(6.62)	—	(4.86)	18.10	10.23	19,749	1.75	1.83	0.31	105
7/1/21 to 6/30/22	28.63	(0.01)	(1.65)	(1.66)	(0.09)	—	(3.92)	(4.01)	—	(5.67)	22.96	(7.48)	28,379	1.75	1.82	(0.05)	76
7/1/20 to 6/30/21	20.74	0.05	7.93	7.98	(0.04)	—	(0.05)	(0.09)	—	7.89	28.63	38.53	39,321	1.74 (8)	1.90	0.21	96
7/1/19 to 6/30/20	25.16	0.13	(2.18)	(2.05)	(0.16)	—	(2.21)	(2.37)	—	(4.42)	20.74	(9.64)	37,278	1.74	1.96	0.55	197
Institutional Class
7/1/23 to 6/30/24	$28.16	0.55	0.79	1.34	(0.48)	—	(1.40)	(1.88)	—	(0.54)	$27.62	4.82%	$263,199	0.65%	0.83%	2.00%	76%
7/1/22 to 6/30/23	31.99	0.43	2.59	3.02	(0.47)	—	(6.38)	(6.85)	—	(3.83)	28.16	11.48	282,625	0.65	0.82	1.43	105
7/1/21 to 6/30/22	38.28	0.39	(2.38)	(1.99)	(0.38)	—	(3.92)	(4.30)	—	(6.29)	31.99	(6.49)	381,239	0.65	0.81	1.06	76
7/1/20 to 6/30/21	27.70	0.44	10.59	11.03	(0.40)	—	(0.05)	(0.45)	—	10.58	38.28	40.11	460,452	0.65	0.84	1.33	96
7/1/19 to 6/30/20	32.77	0.51	(2.92)	(2.41)	(0.45)	—	(2.21)	(2.66)	—	(5.07)	27.70	(8.62)	385,311	0.64	0.86	1.67	197
Class R6
7/1/23 to 6/30/24	$28.10	0.55	0.79	1.34	(0.51)	—	(1.40)	(1.91)	—	(0.57)	$27.53	4.85%	$68,588	0.60%	0.75%	2.00%	76%
7/1/22 to 6/30/23	31.97	0.44	2.59	3.03	(0.52)	—	(6.38)	(6.90)	—	(3.87)	28.10	11.55	78,020	0.60	0.74	1.50	105
7/1/21 to 6/30/22	38.24	0.41	(2.38)	(1.97)	(0.38)	—	(3.92)	(4.30)	—	(6.27)	31.97	(6.45)	87,682	0.60	0.72	1.12	76
7/1/20 to 6/30/21	27.68	0.45	10.59	11.04	(0.43)	—	(0.05)	(0.48)	—	10.56	38.24	40.17	85,969	0.60	0.78	1.37	96
7/1/19 to 6/30/20	32.75	0.56	(2.95)	(2.39)	(0.47)	—	(2.21)	(2.68)	—	(5.07)	27.68	(8.57)	66,260	0.59	0.81	1.86	197

NFJ Small-Cap Value Fund
Class A
7/1/23 to 6/30/24	$11.86	0.14	0.94	1.08	(0.28)	—	(1.09)	(1.37)	—	(0.29)	$11.57	9.05%	$214,429	1.17%	1.23%	1.21%	60%
7/1/22 to 6/30/23	12.80	0.13	1.03	1.16	(0.14)	—	(1.96)	(2.10)	—	(0.94)	11.86	10.64	225,530	1.17	1.23	1.10	79
7/1/21 to 6/30/22	15.67	0.10	(1.66)	(1.56)	(0.17)	—	(1.14)	(1.31)	—	(2.87)	12.80	(11.08)	236,990	1.17	1.21	0.68	52
7/1/20 to 6/30/21	11.07	0.18	4.71	4.89	(0.24)	—	(0.05)	(0.29)	—	4.60	15.67	44.57	325,048	1.18 (8)(11)	1.23	1.34	65
7/1/19 to 6/30/20	14.53	0.18	(2.28)	(2.10)	(0.06)	—	(1.30)	(1.36)	—	(3.46)	11.07	(16.62)	267,845	1.17	1.27	1.37	126
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
NFJ Small-Cap Value Fund (Continued)
Class C
7/1/23 to 6/30/24	$9.96	0.04	0.80	0.84	(0.20)	—	(1.09)	(1.29)	—	(0.45)	$9.51	8.32%	$564	1.92%	1.97%	0.45%	60%
7/1/22 to 6/30/23	11.10	0.04	0.85	0.89	(0.07)	—	(1.96)	(2.03)	—	(1.14)	9.96	9.76	1,062	1.92	1.97	0.34	79
7/1/21 to 6/30/22	13.78	(0.01)	(1.43)	(1.44)	(0.10)	—	(1.14)	(1.24)	—	(2.68)	11.10	(11.72)	1,347	1.92	1.95	(0.06)	52
7/1/20 to 6/30/21	9.74	0.07	4.14	4.21	(0.12)	—	(0.05)	(0.17)	—	4.04	13.78	43.52	1,606	1.91 (11)	1.97	0.60	65
7/1/19 to 6/30/20	12.97	0.07	(2.00)	(1.93)	—	—	(1.30)	(1.30)	—	(3.23)	9.74	(17.26)	1,627	1.92	2.02	0.58	126
Institutional Class
7/1/23 to 6/30/24	$14.88	0.25	1.17	1.42	(0.30)	—	(1.09)	(1.39)	—	0.03	$14.91	9.50%	$75,764	0.82%	0.90%	1.68%	60%
7/1/22 to 6/30/23	15.51	0.22	1.27	1.49	(0.16)	—	(1.96)	(2.12)	—	(0.63)	14.88	10.93	52,013	0.82	0.92	1.44	79
7/1/21 to 6/30/22	18.66	0.19	(2.01)	(1.82)	(0.19)	—	(1.14)	(1.33)	—	(3.15)	15.51	(10.72)	58,704	0.82	0.88	1.03	52
7/1/20 to 6/30/21	13.13	0.27	5.59	5.86	(0.28)	—	(0.05)	(0.33)	—	5.53	18.66	45.07	94,847	0.82	0.89	1.69	65
7/1/19 to 6/30/20	16.95	0.27	(2.72)	(2.45)	(0.07)	—	(1.30)	(1.37)	—	(3.82)	13.13	(16.31)	99,894	0.82	0.92	1.67	126
Class R6
7/1/23 to 6/30/24	$14.71	0.24	1.16	1.40	(0.30)	—	(1.09)	(1.39)	—	0.01	$14.72	9.51%	$23,015	0.77%	0.82%	1.64%	60%
7/1/22 to 6/30/23	15.35	0.22	1.26	1.48	(0.16)	—	(1.96)	(2.12)	—	(0.64)	14.71	10.98	46,194	0.77	0.83	1.48	79
7/1/21 to 6/30/22	18.49	0.19	(1.97)	(1.78)	(0.22)	—	(1.14)	(1.36)	—	(3.14)	15.35	(10.63)	62,552	0.77	0.79	1.07	52
7/1/20 to 6/30/21	13.02	0.27	5.55	5.82	(0.30)	—	(0.05)	(0.35)	—	5.47	18.49	45.09	88,986	0.77	0.84	1.73	65
7/1/19 to 6/30/20	16.85	0.27	(2.68)	(2.41)	(0.12)	—	(1.30)	(1.42)	—	(3.83)	13.02	(16.25)	88,885	0.77	0.87	1.76	126

Silvant Focused Growth Fund
Class A
7/1/23 to 6/30/24	$61.16	(0.28)	24.76	24.48	—	—	(1.61)	(1.61)	—	22.87	$84.03	40.79%	$817,446	0.95% (11)	0.95%	(0.41) %	10%
7/1/22 to 6/30/23	49.11	(0.19)	15.07	14.88	—	—	(2.83)	(2.83)	— (9)	12.05	61.16	32.32 (10)	625,184	0.96 (11)	0.96	(0.37)	65
7/1/21 to 6/30/22	79.25	(0.32)	(16.15)	(16.47)	—	—	(13.67)	(13.67)	—	(30.14)	49.11	(25.81)	537,276	0.94 (11)	0.94	(0.45)	22
7/1/20 to 6/30/21	58.46	(0.35)	27.26	26.91	—	—	(6.12)	(6.12)	—	20.79	79.25	47.50	860,373	0.97 (8)	1.04	(0.50)	50
7/1/19 to 6/30/20	53.33	(0.10)	12.28	12.18	—	—	(7.05)	(7.05)	—	5.13	58.46	24.74	618,302	1.00	1.12	(0.20)	63
Class C
7/1/23 to 6/30/24	$25.75	(0.33)	10.09	9.76	—	—	(1.61)	(1.61)	—	8.15	$33.90	39.69%	$22,448	1.72% (11)	1.72%	(1.18) %	10%
7/1/22 to 6/30/23	22.51	(0.25)	6.32	6.07	—	—	(2.83)	(2.83)	— (9)	3.24	25.75	31.31 (10)	22,534	1.72 (11)	1.72	(1.13)	65
7/1/21 to 6/30/22	43.67	(0.43)	(7.06)	(7.49)	—	—	(13.67)	(13.67)	—	(21.16)	22.51	(26.37)	24,361	1.70 (11)	1.70	(1.22)	22
7/1/20 to 6/30/21	34.58	(0.50)	15.71	15.21	—	—	(6.12)	(6.12)	—	9.09	43.67	46.39	48,650	1.73 (11)	1.79	(1.25)	50
7/1/19 to 6/30/20	34.42	(0.31)	7.52	7.21	—	—	(7.05)	(7.05)	—	0.16	34.58	23.79	45,878	1.77	1.87	(0.97)	63
Institutional Class
7/1/23 to 6/30/24	$53.96	(0.08)	21.83	21.75	—	—	(1.61)	(1.61)	—	20.14	$74.10	41.18%	$315,069	0.67%	0.72%	(0.13) %	10%
7/1/22 to 6/30/23	43.55	(0.04)	13.28	13.24	—	—	(2.83)	(2.83)	— (9)	10.41	53.96	32.70 (10)	151,338	0.67	0.70	(0.08)	65
7/1/21 to 6/30/22	71.58	(0.12)	(14.24)	(14.36)	—	—	(13.67)	(13.67)	—	(28.03)	43.55	(25.61)	127,274	0.67	0.70	(0.19)	22
7/1/20 to 6/30/21	53.11	(0.12)	24.71	24.59	—	—	(6.12)	(6.12)	—	18.47	71.58	47.94	209,066	0.67	0.74	(0.19)	50
7/1/19 to 6/30/20	48.89	0.06	11.21	11.27	—	—	(7.05)	(7.05)	—	4.22	53.11	25.15	165,726	0.67	0.77	0.13	63
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
Silvant Focused Growth Fund (Continued)
Class R6
7/1/23 to 6/30/24	$54.24	(0.05)	21.94	21.89	—	—	(1.61)	(1.61)	—	20.28	$74.52	41.23%	$235,900	0.62%	0.63%	(0.08) %	10%
7/1/22 to 6/30/23	43.74	(0.02)	13.35	13.33	—	—	(2.83)	(2.83)	— (9)	10.50	54.24	32.76 (10)	165,550	0.62	0.63	(0.04)	65
7/1/21 to 6/30/22	71.80	(0.08)	(14.31)	(14.39)	—	—	(13.67)	(13.67)	—	(28.06)	43.74	(25.57)	170,153	0.62	0.63	(0.14)	22
7/1/20 to 6/30/21	53.23	(0.10)	24.79	24.69	—	—	(6.12)	(6.12)	—	18.57	71.80	48.02	198,031	0.62	0.68	(0.15)	50
7/1/19 to 6/30/20	48.96	0.09	11.23	11.32	—	—	(7.05)	(7.05)	—	4.27	53.23	25.22	136,519	0.62	0.72	0.19	63

Silvant Mid-Cap Growth Fund
Class A
7/1/23 to 6/30/24	$3.55	(0.01)	0.59	0.58	—	—	—	—	—	0.58	$4.13	16.34%	$251,100	1.00% (11)	1.00%	(0.29) %	23%
7/1/22 to 6/30/23	2.89	(0.01)	0.67	0.66	—	—	—	—	—	0.66	3.55	22.84	242,677	1.00 (11)	1.01	(0.32)	34
7/1/21 to 6/30/22	5.94	(0.02)	(1.44)	(1.46)	—	—	(1.59)	(1.59)	—	(3.05)	2.89	(33.42)	223,611	0.98 (11)	0.98	(0.49)	65
7/1/20 to 6/30/21	4.30	(0.04)	2.26	2.22	—	—	(0.58)	(0.58)	— (9)	1.64	5.94	53.25 (10)	376,649	1.06 (11)	1.06	(0.76)	85
7/1/19 to 6/30/20	3.75	(0.02)	0.75	0.73	—	—	(0.18)	(0.18)	—	0.55	4.30	20.15	263,361	1.14	1.14	(0.66)	53
Class C
7/1/23 to 6/30/24	$2.28	(0.03)	0.39	0.36	—	—	—	—	—	0.36	$2.64	15.79%	$3,962	1.78% (11)	1.78%	(1.08) %	23%
7/1/22 to 6/30/23	1.88	(0.02)	0.42	0.40	—	—	—	—	—	0.40	2.28	21.28	5,204	1.78 (11)	1.78	(1.09)	34
7/1/21 to 6/30/22	4.45	(0.04)	(0.94)	(0.98)	—	—	(1.59)	(1.59)	—	(2.57)	1.88	(33.91)	6,350	1.74 (11)	1.74	(1.26)	65
7/1/20 to 6/30/21	3.35	(0.06)	1.74	1.68	—	—	(0.58)	(0.58)	— (9)	1.10	4.45	52.17 (10)	15,282	1.82 (11)	1.82	(1.52)	85
7/1/19 to 6/30/20	2.98	(0.04)	0.59	0.55	—	—	(0.18)	(0.18)	—	0.37	3.35	19.29	15,495	1.89	1.89	(1.41)	53
Institutional Class
7/1/23 to 6/30/24	$4.57	— (9)	0.77	0.77	—	—	—	—	—	0.77	$5.34	16.85%	$77,860	0.77% (8)	0.77%	(0.04) %	23%
7/1/22 to 6/30/23	3.72	— (9)	0.85	0.85	—	—	—	—	—	0.85	4.57	22.85	50,028	0.77 (11)	0.77	(0.09)	34
7/1/21 to 6/30/22	7.18	(0.01)	(1.86)	(1.87)	—	—	(1.59)	(1.59)	—	(3.46)	3.72	(33.33)	47,978	0.76 (11)	0.76	(0.25)	65
7/1/20 to 6/30/21	5.09	(0.03)	2.70	2.67	—	—	(0.58)	(0.58)	— (9)	2.09	7.18	53.86 (10)	63,690	0.78 (11)	0.78	(0.48)	85
7/1/19 to 6/30/20	4.39	(0.01)	0.89	0.88	—	—	(0.18)	(0.18)	—	0.70	5.09	20.64	54,793	0.79	0.79	(0.31)	53

Small-Cap Fund
Class A
7/1/23 to 6/30/24	$20.90	0.06	2.03	2.09	(0.08)	—	(0.40)	(0.48)	—	1.61	$22.51	10.17%	$61,663	1.17%	1.22%	0.28%	69%
7/1/22 to 6/30/23	19.10	0.06	2.73	2.79	(0.11)	—	(0.88)	(0.99)	— (9)	1.80	20.90	14.96 (10)	62,610	1.17	1.22	0.29	82
7/1/21 to 6/30/22	27.49	0.06	(5.02)	(4.96)	(0.02)	—	(3.41)	(3.43)	—	(8.39)	19.10	(20.45)	64,567	1.17	1.17	0.23	69
7/1/20 to 6/30/21	17.55	(0.04)	10.00	9.96	(0.02)	—	—	(0.02)	—	9.94	27.49	56.80	87,605	1.17	1.23	(0.17)	88
7/1/19 to 6/30/20	19.50	0.04	(1.98)	(1.94)	(0.01)	—	—	(0.01)	—	(1.95)	17.55 (19)	(9.95) (19)	58,062	1.17	1.27	0.23	110
Class C
7/1/23 to 6/30/24	$19.34	(0.09)	1.87	1.78	—	—	(0.40)	(0.40)	—	1.38	$20.72	9.35%	$3,027	1.92%	1.99%	(0.47) %	69%
7/1/22 to 6/30/23	17.78	(0.09)	2.53	2.44	—	—	(0.88)	(0.88)	— (9)	1.56	19.34	14.06 (10)	3,415	1.92	1.99	(0.46)	82
7/1/21 to 6/30/22	25.99	(0.12)	(4.68)	(4.80)	—	—	(3.41)	(3.41)	—	(8.21)	17.78	(21.04)	3,405	1.92	1.95	(0.52)	69
7/1/20 to 6/30/21	16.70	(0.20)	9.49	9.29	— (9)	—	—	—	—	9.29	25.99	55.63	4,940	1.92	1.99	(0.92)	88
7/1/19 to 6/30/20	18.68	(0.09)	(1.89)	(1.98)	—	—	—	—	—	(1.98)	16.70 (19)	(10.60) (19)	4,251	1.92	2.02	(0.53)	110
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
Small-Cap Fund (Continued)
Institutional Class
7/1/23 to 6/30/24	$21.56	0.14	2.09	2.23	(0.11)	—	(0.40)	(0.51)	—	1.72	$23.28	10.52%	$20,492	0.82%	1.00%	0.62%	69%
7/1/22 to 6/30/23	19.58	0.14	2.79	2.93	(0.07)	—	(0.88)	(0.95)	— (9)	1.98	21.56	15.32 (10)	20,456	0.82	0.95	0.66	82
7/1/21 to 6/30/22	28.07	0.15	(5.13)	(4.98)	(0.10)	—	(3.41)	(3.51)	—	(8.49)	19.58	(20.14)	46,605	0.82	0.92	0.62	69
7/1/20 to 6/30/21	17.92	0.04	10.22	10.26	(0.11)	—	—	(0.11)	—	10.15	28.07	57.35	36,211	0.82	0.96	0.19	88
7/1/19 to 6/30/20	19.90	0.09	(1.99)	(1.90)	(0.08)	—	—	(0.08)	—	(1.98)	17.92 (19)	(9.62) (19)	22,028	0.82	0.92	0.49	110
Class R6
7/1/23 to 6/30/24	$21.56	0.15	2.09	2.24	(0.18)	—	(0.40)	(0.58)	—	1.66	$23.22	10.58%	$5,485	0.77%	0.90%	0.69%	69%
7/1/22 to 6/30/23	19.63	0.14	2.80	2.94	(0.13)	—	(0.88)	(1.01)	— (9)	1.93	21.56	15.38 (10)	5,358	0.77	0.88	0.68	82
7/1/21 to 6/30/22	28.10	0.16	(5.14)	(4.98)	(0.08)	—	(3.41)	(3.49)	—	(8.47)	19.63	(20.10)	7,373	0.77	0.84	0.64	69
7/1/20 to 6/30/21	17.93	0.06	10.21	10.27	(0.10)	—	—	(0.10)	—	10.17	28.10	57.37	8,614	0.77	0.87	0.24	88
7/1/19 to 6/30/20	19.90	0.14	(2.03)	(1.89)	(0.08)	—	—	(0.08)	—	(1.97)	17.93 (19)	(9.55) (19)	9,114	0.77	0.87	0.71	110

Zevenbergen Technology Fund
Class A
7/1/23 to 6/30/24	$41.64	(0.51)	16.46	15.95	—	—	—	—	—	15.95	$57.59	38.30%	$661,778	1.43% (11)	1.43%	(1.09) %	23%
7/1/22 to 6/30/23	39.74	(0.39)	9.87	9.48	—	—	(7.58)	(7.58)	— (9)	1.90	41.64	32.14 (10)	538,324	1.44 (11)	1.44	(1.05)	55
7/1/21 to 6/30/22	81.59	(0.68)	(17.72)	(18.40)	—	—	(23.45)	(23.45)	—	(41.85)	39.74	(32.06)	475,065	1.42 (11)	1.42	(1.05)	126
7/1/20 to 6/30/21	68.06	(0.88)	30.38	29.50	—	—	(15.97)	(15.97)	—	13.53	81.59	45.06	812,373	1.49 (11)	1.50	(1.12)	150
7/1/19 to 6/30/20	63.92	(0.68)	16.01	15.33	—	—	(11.19)	(11.19)	—	4.14	68.06 (19)	28.34 (19)	664,833	1.57	1.57	(1.12)	212
Class C
7/1/23 to 6/30/24	$9.20	(0.19)	3.62	3.43	—	—	—	—	—	3.43	$12.63	37.28%	$26,537	2.17% (11)	2.17%	(1.83) %	23%
7/1/22 to 6/30/23	15.27	(0.18)	1.69	1.51	—	—	(7.58)	(7.58)	— (9)	(6.07)	9.20	31.15 (10)	23,633	2.18 (11)	2.18	(1.79)	55
7/1/21 to 6/30/22	45.83	(0.52)	(6.59)	(7.11)	—	—	(23.45)	(23.45)	—	(30.56)	15.27	(32.58)	25,961	2.17 (11)	2.17	(1.80)	126
7/1/20 to 6/30/21	43.68	(0.87)	18.99	18.12	—	—	(15.97)	(15.97)	—	2.15	45.83	44.01	53,742	2.24 (11)	2.25	(1.88)	150
7/1/19 to 6/30/20	45.22	(0.76)	10.41	9.65	—	—	(11.19)	(11.19)	—	(1.54)	43.68 (19)	27.37 (19)	50,421	2.32	2.32	(1.87)	212
Institutional Class
7/1/23 to 6/30/24	$59.74	(0.55)	23.66	23.11	—	—	—	—	—	23.11	$82.85	38.68%	$851,967	1.16%	1.16%	(0.82) %	23%
7/1/22 to 6/30/23	53.31	(0.41)	14.42	14.01	—	—	(7.58)	(7.58)	— (9)	6.43	59.74	32.48 (10)	670,734	1.17 (11)	1.17	(0.78)	55
7/1/21 to 6/30/22	101.34	(0.67)	(23.91)	(24.58)	—	—	(23.45)	(23.45)	—	(48.03)	53.31	(31.89)	772,161	1.16 (11)	1.16	(0.79)	126
7/1/20 to 6/30/21	81.43	(0.77)	36.65	35.88	—	—	(15.97)	(15.97)	—	19.91	101.34	45.53	1,386,911	1.17 (11)	1.18	(0.80)	150
7/1/19 to 6/30/20	74.10	(0.55)	19.07	18.52	—	—	(11.19)	(11.19)	—	7.33	81.43 (19)	28.78 (19)	995,709	1.22	1.22	(0.78)	212

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Ratio of total expenses excluding interest expense on borrowings for the year ended June 30, 2023 were 1.29% (Class A), 2.04% (Class C), 1.04% (Class P), 0.94% (Class I) and 0.89% (Class R6).
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Amount is less than $0.005 per share.
(10)	Payment from affiliate had no impact on total return.
(11)	The share class is currently under its expense limitation.
(12)	Ratios of total expenses excluding interest expense on borrowings for the year ended June 30, 2024 were 1.63% (Class A), 2.38% (Class C) and 1.28% (Institutional Class).
(13)	The Fund’s portfolio turnover rate decreased substantially during the period due to a change in the Fund’s subadviser and associated repositioning in 2023.
(14)	Total return would have been lower without the payment from affiliate.
(15)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(16)	Ratios of total expenses excluding interest expense on borrowings for the year ended June 30, 2024 were 2.05% (Class C) and 0.90% (Class R6).
(17)	Inception date.
(18)	Portfolio turnover is representative of the Fund for the entire period.
(19)	Payments from affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2024
Note 1. Organization
Virtus Investment Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of 13 funds (each a “Fund” or collectively, the “Funds”), each reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds except the Silvant Focused Growth Fund and Zevenbergen Technology Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On May 21, 2021, all Class R shares for the Income & Growth Fund, NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund, NFJ Small-Cap Value Fund, Silvant Focused Growth Fund, and Silvant Mid-Cap Growth Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares. Institutional Class shares are sold without a front-end sales charge or CDSC.
Effective May 10, 2024, existing Class P shares of each of the Funds were converted to Institutional Class shares of each respective Fund, and Administrative Class shares of Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund, Virtus Silvant Mid-Cap Growth Fund and Virtus Zevenbergen Technology Fund were converted to Institutional Class shares of each respective Fund.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Trustees have designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. A Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Unition tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that Virtus NFJ International Value Fund will enter into a closing agreement with the IRS. Accordingly, estimated charges, if any, related to Virtus NFJ International Fund’s closing agreement liability are presented as European Union tax reclaim contingent fees in the Statement of Operations and its estimated closing agreement liability is presented as European Union tax reclaim contingent fees payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate and that difference may be material.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
J.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of June 30, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Small-Cap Fund	$607	$607	$ —
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2024 for the Fund:
Fund	Investment of Cash Collateral	Overnight and Continuous
Small-Cap Fund	Money Market Mutual Fund	$626
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the year ended June 30, 2024, none of the Funds entered into forward foreign currency exchange contracts.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
During the year ended June 30, 2024, the Income & Growth Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at June 30, 2024:

Statement Line Description	Primary Risk	Income & Growth Fund
Liability Derivatives
Written options at value	Equity contracts	$(388)
Total Liabilities		$(388)
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the year ended June 30, 2024:
Statement Line Description	Primary Risk	Income & Growth Fund
Net Realized Gain (Loss) from
Written options	Equity contracts	$2,910
Total		$2,910
Net Change in Unrealized Appreciation (Depreciation) on
Written options	Equity contracts	$407
Total		$407
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the year ended June 30, 2024:
Income & Growth Fund
Written Options(1)	$831
(1) Average premium amount.
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Income & Growth Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2024:

At June 30, 2024, the Fund’s derivative assets and liabilities (by type) are as follows:
	Income & Growth Fund
	Assets	Liabilities
Derivative Financial Instruments:
Written options	$—	$388
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$388
Derivatives not subject to a MNA or similar agreement	—	(388)
Total assets and liabilities subject to a MNA	$—	$—

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Emerging Markets Opportunities Fund	0.85%
Income & Growth Fund	0.65
KAR Global Small-Cap Fund	0.90
KAR Health Sciences Fund	0.80
NFJ Dividend Value Fund	0.45
NFJ International Value Fund	0.60

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
Fund	Advisory Fee
NFJ Large-Cap Value Fund	0.45
NFJ Mid-Cap Value Fund	0.55
NFJ Small-Cap Value Fund	0.60
Silvant Focused Growth Fund	0.45
Silvant Mid-Cap Growth Fund	0.47
Small-Cap Fund	0.60
Zevenbergen Technology Fund	0.90
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:

Fund	Subadviser
Emerging Markets Opportunities Fund	N/A
Income & Growth Fund	Voya IM(1)
KAR Global Small-Cap Fund	KAR(2)
KAR Health Sciences Fund	KAR(2)
NFJ Dividend Value Fund	NFJ(3)
NFJ International Value Fund	NFJ(3)
NFJ Large-Cap Value Fund	NFJ(3)
NFJ Mid-Cap Value Fund	NFJ(3)
NFJ Small-Cap Value Fund	NFJ(3)
Silvant Focused Growth Fund	Silvant(4)
Silvant Mid-Cap Growth Fund	Silvant(4)
Small-Cap Fund	N/A
Zevenbergen Technology Fund	Zevenbergen(5)
(1)	Voya Investment Management Co. LLC (“Voya IM”)
(2)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)	NFJ Investment Group, LLC (“NFJ”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(5)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through October 31, 2024, and October 31, 2026, for the Income & Growth Fund, KAR Health Sciences Fund, Zevenbergen Technology Fund, Silvant Mid-Cap Growth Fund, and NFJ Large-Cap Value Fund. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Institutional Class	Class R6
Emerging Markets Opportunities Fund	1.29%	2.04%	0.94%	0.89%
Income & Growth Fund	1.28	2.03	0.90 (1)	N/A
KAR Global Small-Cap Fund	1.63	2.38	1.28	N/A
KAR Health Sciences Fund	1.47	2.22	1.05 (2)	N/A
NFJ Dividend Value Fund	1.05	1.80	0.70	0.65
NFJ International Value Fund	1.30	2.05	0.95	0.90
NFJ Large-Cap Value Fund	1.12	1.87	0.75 (3)	0.65
NFJ Mid-Cap Value Fund	1.00	1.75	0.65	0.60
NFJ Small-Cap Value Fund	1.17	1.92	0.82	0.77
Silvant Focused Growth Fund	1.00	1.77	0.67	0.62
Silvant Mid-Cap Growth Fund	1.14	1.89	0.76 (4)	N/A
Small-Cap Fund	1.17	1.92	0.82	0.77
Zevenbergen Technology Fund	1.57	2.32	1.16 (5)	N/A
(1)	Effective May 10, 2024. For the period July 1, 2023 through May 9, 2024, the expense cap for Institutional Class shares were 0.93%.
(2)	Effective May 10, 2024. For the period July 1, 2023 through May 9, 2024, the expense cap for Institutional Class shares were 1.12%.
(3)	Effective May 10, 2024. For the period July 1, 2023 through May 9, 2024, the expense cap for Institutional Class shares were 0.77%.
(4)	Effective May 10, 2024. For the period July 1, 2023 through May 9, 2024, the expense cap for Institutional Class were 0.79%.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
(5)	Effective May 10, 2024. For the period July 1, 2023 through May 9, 2024, the expense cap for Institutional Class shares were 1.22%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by year ending June 30:

	Expiration
Fund	2025	2026	2027	Total
Emerging Markets Opportunities Fund
Class A	$ 46	$ 44	$ 41	$ 131
Class C	2	2	1	5
Institutional Class	494	226	217	937
Class R6	62	70	92	224
Income & Growth Fund
Institutional Class	—	—	53	53
KAR Global Small-Cap Fund
Class A	—	1	—	1
Class C	—	1	— (1)	1
Institutional Class	12	28	15	55
KAR Health Sciences Fund
Institutional Class	3	4	3	10
NFJ Dividend Value Fund
Institutional Class	55	36	14	105
Class R6	—	5	1	6
NFJ International Value Fund
Class A	14	37	24	75
Class C	—	1	— (1)	1
Institutional Class	12	21	10	43
Class R6	1	2	2	5
NFJ Large-Cap Value Fund
Class R6	—	— (1)	— (1)	— (1)
NFJ Mid-Cap Value Fund
Class A	539	570	531	1,640
Class C	24	21	15	60
Institutional Class	681	563	432	1,676
Class R6	102	119	109	330
NFJ Small-Cap Value Fund
Class A	96	131	131	358
Class C	—	1	— (1)	1
Institutional Class	40	51	44	135
Class R6	15	30	18	63
Silvant Focused Growth Fund
Institutional Class	59	45	97	201
Class R6	10	19	16	45
Silvant Mid-Cap Growth Fund
Institutional Class	—	—	— (1)	— (1)
Small-Cap Fund
Class A	3	31	33	67
Class C	1	2	2	5
Institutional Class	46	37	31	114
Class R6	6	6	7	19
Zevenbergen Technology Fund
Institutional Class	—	—	18	18
(1)	Amount is less than $500 (not in thousands).

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
During the year ended June 30, 2024, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Institutional Class	Class R6	Total
KAR Global Small-Cap Fund	$8	$—(1)	$—	$—	$8
KAR Health Sciences Fund	—(1)	—(1)	2	—	2
NFJ Dividend Value Fund	—	—	9	5	14
NFJ International Value Fund	—(1)	—(1)	—(1)	—	—(1)
NFJ Large-Cap Value Fund	—	—	—(1)	—(1)	—(1)
NFJ Mid-Cap Value Fund	—	—(1)	—	—	—(1)
Silvant Focused Growth Fund	1	—(1)	—	—(1)	1
Silvant Mid-Cap Growth Fund	—	—	—(1)	—	—(1)
Small-Cap Fund	2	—	—	—	2
Zevenbergen Technology Fund	—	—	1	—	1
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended June 30, 2024, it retained net commissions of $445 for Class A shares and CDSC of $—(1) and $19 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Prior to May 10, 2024, Administrative Class shares paid a 0.25% Administrative Distribution fee. Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1)Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended June 30, 2024, the Funds incurred administration fees totaling $9,842 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended June 30, 2024, the Funds incurred transfer agent fees totaling $4,406 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payment from Affiliates
During the year ended June 30, 2024, the Income and Growth Fund was reimbursed $—(1) by the Adviser for losses incurred due to trade error during the period.
(1) Amount is less than $500 (not in thousands).
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended June 30, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2024.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with Allianz Global Investors U.S. LLC had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.
J.	Trustee Fee
For the year ended June 30, 2024, the Funds incurred independent Trustee’s fees totaling $840 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, written options, and short-term securities) during the year ended June 30, 2024, were as follows:
	Purchases	Sales
Emerging Markets Opportunities Fund	$164,989	$137,181
Income & Growth Fund	2,924,755	3,566,091
KAR Global Small-Cap Fund	8,581	25,698
KAR Health Sciences Fund	8,677	29,847
NFJ Dividend Value Fund	325,256	410,948
NFJ International Value Fund	105,656	127,065
NFJ Large-Cap Value Fund	154,331	173,432
NFJ Mid-Cap Value Fund	653,586	867,732
NFJ Small-Cap Value Fund	205,574	289,552
Silvant Focused Growth Fund	109,901	160,762
Silvant Mid-Cap Growth Fund	70,943	91,254
Small-Cap Fund	62,360	78,526
Zevenbergen Technology Fund	315,597	543,346
There were no purchases or sales of long-term U.S. government and agency securities during the year ended June 30, 2024.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Emerging Markets Opportunities Fund				Income & Growth Fund
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	89	$2,508	71	$1,847	19,137	$204,021	23,065	$238,190
Reinvestment of distributions	20	542	22	565	13,554	144,099	14,608	149,814
Shares repurchased	(173)	(4,978)	(135)	(3,557)	(39,806)	(424,945)	(45,554)	(467,924)
Net Increase / (Decrease)	(64)	$(1,928)	(42)	$(1,145)	(7,115)	$(76,825)	(7,881)	$(79,920)
Class C
Shares sold	1	$34	7	$190	5,860	$54,898	6,854	$62,789
Reinvestment of distributions	1	11	1	14	7,575	70,535	9,118	82,970
Shares repurchased	(10)	(280)	(10)	(240)	(29,359)	(274,548)	(34,364)	(313,660)
Net Increase / (Decrease)	(8)	$(235)	(2)	$(36)	(15,924)	$(149,115)	(18,392)	$(167,901)
Class P*
Shares sold	78	$2,181	25	$647	12,457	$137,312	20,596	$220,297
Reinvestment of distributions	8	214	6	155	4,846	53,168	6,194	65,791
Shares repurchased	(283)	(8,353)	(81)	(2,097)	(114,998)	(1,298,685)	(40,677)	(432,200)
Net Increase / (Decrease)	(197)	$(5,958)	(50)	$(1,295)	(97,695)	$(1,108,205)	(13,887)	$(146,112)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
	Emerging Markets Opportunities Fund				Income & Growth Fund
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold	1,111	$31,969	573	$14,746	108,775	$1,249,680	19,389	$209,296
Reinvestment of distributions	94	2,580	83	2,086	8,361	93,986	8,808	94,717
Shares repurchased	(891)	(25,123)	(765)	(20,092)	(31,615)	(355,395)	(43,626)	(470,034)
Net Increase / (Decrease)	314	$9,426	(109)	$(3,260)	85,521	$988,271	(15,429)	$(166,021)
Class R6
Shares sold	1,068	$31,252	389	$10,187	—	$—	—	$—
Reinvestment of distributions	48	1,299	39	977	—	—	—	—
Shares repurchased	(274)	(7,905)	(340)	(8,818)	—	—	—	—
Net Increase / (Decrease)	842	$24,646	88	$2,346	—	$—	—	$—

	KAR Global Small-Cap Fund				KAR Health Sciences Fund
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	15	$500	52	$1,519	76	$2,178	110	$3,156
Reinvestment of distributions	7	249	31	867	—	—	441	12,301
Shares repurchased	(183)	(6,098)	(181)	(5,203)	(682)	(19,442)	(586)	(16,594)
Net Increase / (Decrease)	(161)	$(5,349)	(98)	$(2,817)	(606)	$(17,264)	(35)	$(1,137)
Class C
Shares sold	6	$133	4	$88	17	$278	29	$503
Reinvestment of distributions	—	—	2	37	—	—	27	447
Shares repurchased	(12)	(277)	(52)	(1,101)	(66)	(1,084)	(69)	(1,204)
Net Increase / (Decrease)	(6)	$(144)	(46)	$(976)	(49)	$(806)	(13)	$(254)
Class P*
Shares sold	79	$2,999	2	$67	23	$682	44	$1,256
Reinvestment of distributions	1	40	1	44	—	—	4	108
Shares repurchased	(129)	(5,038)	(19)	(608)	(64)	(1,935)	(76)	(2,239)
Net Increase / (Decrease)	(49)	$(1,999)	(16)	$(497)	(41)	$(1,253)	(28)	$(875)
Institutional Class
Shares sold	181	$7,182	44	$1,495	139	$4,215	141	$4,304
Reinvestment of distributions	5	196	19	611	—	—	44	1,258
Shares repurchased	(417)	(16,746)	(246)	(8,420)	(182)	(5,260)	(581)	(17,374)
Net Increase / (Decrease)	(231)	$(9,368)	(183)	$(6,314)	(43)	$(1,045)	(396)	$(11,812)

	NFJ Dividend Value Fund				NFJ International Value Fund
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	2,591	$26,434	2,486	$26,004	164	$3,018	213	$3,796
Reinvestment of distributions	3,838	38,804	5,148	50,100	41	748	50	856
Shares repurchased	(6,631)	(68,033)	(7,336)	(77,619)	(599)	(11,046)	(562)	(10,203)
Net Increase / (Decrease)	(202)	$(2,795)	298	$(1,515)	(394)	$(7,280)	(299)	$(5,551)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
	NFJ Dividend Value Fund				NFJ International Value Fund
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold	45	$472	192	$2,101	3	$52	5	$93
Reinvestment of distributions	79	827	141	1,409	1	11	1	17
Shares repurchased	(349)	(3,695)	(645)	(7,129)	(22)	(380)	(45)	(782)
Net Increase / (Decrease)	(225)	$(2,396)	(312)	$(3,619)	(18)	$(317)	(39)	$(672)
Class P*
Shares sold	1,413	$14,474	1,647	$17,224	44	$831	40	$719
Reinvestment of distributions	1,133	11,635	1,771	17,476	7	130	11	191
Shares repurchased	(14,933)	(156,486)	(4,304)	(45,254)	(820)	(15,951)	(240)	(4,346)
Net Increase / (Decrease)	(12,387)	$(130,377)	(886)	$(10,554)	(769)	$(14,990)	(189)	$(3,436)
Institutional Class
Shares sold	15,113	$158,284	853	$9,128	1,024	$19,889	331	$6,295
Reinvestment of distributions	941	9,638	1,394	13,723	21	399	34	591
Shares repurchased	(2,601)	(27,017)	(2,965)	(31,583)	(1,219)	(22,359)	(1,016)	(18,644)
Net Increase / (Decrease)	13,453	$140,905	(718)	$(8,732)	(174)	$(2,071)	(651)	$(11,758)
Class R6
Shares sold	566	$5,847	1,457	$16,193	26	$486	96	$1,686
Reinvestment of distributions	744	7,572	1,296	12,691	3	56	4	63
Shares repurchased	(2,736)	(28,582)	(2,458)	(25,961)	(59)	(1,093)	(151)	(2,761)
Net Increase / (Decrease)	(1,426)	$(15,163)	295	$2,923	(30)	$(551)	(51)	$(1,012)
Administrative Class*
Shares sold	397	$4,332	774	$8,674	14	$257	25	$440
Reinvestment of distributions	389	4,148	513	5,187	1	22	2	27
Shares repurchased	(3,818)	(41,607)	(1,056)	(11,734)	(89)	(1,696)	(37)	(665)
Net Increase / (Decrease)	(3,032)	$(33,127)	231	$2,127	(74)	$(1,417)	(10)	$(198)

	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	124	$3,264	228	$6,088	651	$16,124	1,242	$31,993
Reinvestment of distributions	359	9,497	978	23,626	1,183	28,807	4,199	97,163
Shares repurchased	(765)	(20,209)	(875)	(23,413)	(3,292)	(81,521)	(3,428)	(89,230)
Net Increase / (Decrease)	(282)	$(7,448)	331	$6,301	(1,458)	$(36,590)	2,013	$39,926
Class C
Shares sold	10	$267	20	$530	32	$577	78	$1,573
Reinvestment of distributions	4	108	16	385	90	1,522	424	7,059
Shares repurchased	(28)	(743)	(53)	(1,432)	(446)	(7,754)	(647)	(12,357)
Net Increase / (Decrease)	(14)	$(368)	(17)	$(517)	(324)	$(5,655)	(145)	$(3,725)
Class P*
Shares sold	39	$1,023	66	$1,811	611	$10,408	1,871	$32,867
Reinvestment of distributions	31	837	100	2,437	352	5,625	1,244	19,660
Shares repurchased	(615)	(16,820)	(137)	(3,585)	(5,657)	(93,885)	(2,912)	(53,252)
Net Increase / (Decrease)	(545)	$(14,960)	29	$663	(4,694)	$(77,852)	203	$(725)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold	1,393	$36,900	1,677	$42,528	3,293	$92,700	1,809	$52,742
Reinvestment of distributions	319	8,387	571	13,737	530	14,464	2,505	64,436
Shares repurchased	(1,096)	(29,174)	(1,895)	(52,478)	(4,329)	(119,486)	(6,196)	(180,217)
Net Increase / (Decrease)	616	$16,113	353	$3,787	(506)	$(12,322)	(1,882)	$(63,039)
Class R6
Shares sold	3	$87	81	$2,042	413	$11,207	471	$14,414
Reinvestment of distributions	6	153	—(1)	—(2)	181	4,940	704	18,071
Shares repurchased	(11)	(294)	(—) (1)	(8)	(879)	(24,501)	(1,141)	(33,064)
Net Increase / (Decrease)	(2)	$(54)	81	$2,034	(285)	$(8,354)	34	$(579)
Administrative Class*
Shares sold	—	$—(2)	—(1)	$—(2)	76	$1,974	230	$6,365
Reinvestment of distributions	1	29	3	75	73	1,875	307	7,470
Shares repurchased	(18)	(491)	(2)	(53)	(1,435)	(38,042)	(369)	(10,283)
Net Increase / (Decrease)	(17)	$(462)	1	$22	(1,286)	$(34,193)	168	$3,552

	NFJ Small-Cap Value Fund				Silvant Focused Growth Fund
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	954	$11,067	809	$9,516	558	$38,789	428	$22,097
Reinvestment of distributions	1,921	22,357	3,132	33,918	226	14,723	587	26,569
Shares repurchased	(3,364)	(39,437)	(3,427)	(41,007)	(1,277)	(86,651)	(1,732)	(86,945)
Net Increase / (Decrease)	(489)	$(6,013)	514	$2,427	(493)	$(33,139)	(717)	$(38,279)
Class C
Shares sold	9	$85	19	$205	112	$3,094	104	$2,365
Reinvestment of distributions	12	114	25	233	45	1,193	132	2,528
Shares repurchased	(68)	(650)	(59)	(589)	(370)	(10,406)	(443)	(9,883)
Net Increase / (Decrease)	(47)	$(451)	(15)	$(151)	(213)	$(6,119)	(207)	$(4,990)
Class P*
Shares sold	93	$1,345	925	$13,436	972	$38,305	397	$13,328
Reinvestment of distributions	95	1,404	100	1,338	45	1,770	86	2,367
Shares repurchased	(1,891)	(27,820)	(261)	(3,830)	(2,243)	(100,829)	(733)	(22,793)
Net Increase / (Decrease)	(1,703)	$(25,071)	764	$10,944	(1,226)	$(60,754)	(250)	$(7,098)
Institutional Class
Shares sold	2,163	$32,464	204	$3,050	2,321	$150,414	731	$34,358
Reinvestment of distributions	295	4,423	518	7,030	76	4,365	168	6,711
Shares repurchased	(872)	(12,902)	(1,012)	(15,035)	(950)	(57,059)	(1,017)	(43,966)
Net Increase / (Decrease)	1,586	$23,985	(290)	$(4,955)	1,447	$97,720	(118)	$(2,897)
Class R6
Shares sold	370	$5,596	460	$6,956	607	$37,929	399	$18,305
Reinvestment of distributions	272	4,021	492	6,598	87	4,987	248	9,912
Shares repurchased	(2,220)	(32,623)	(1,888)	(28,004)	(581)	(36,097)	(1,485)	(65,278)
Net Increase / (Decrease)	(1,578)	$(23,006)	(936)	$(14,450)	113	$6,819	(838)	$(37,061)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
	NFJ Small-Cap Value Fund				Silvant Focused Growth Fund
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Administrative Class*
Shares sold	276	$3,400	358	$4,546	12	$629	14	$539
Reinvestment of distributions	221	2,669	355	3,845	5	254	12	426
Shares repurchased	(2,350)	(28,532)	(1,168)	(14,047)	(180)	(10,217)	(13)	(554)
Net Increase / (Decrease)	(1,853)	$(22,463)	(455)	$(5,656)	(163)	$(9,334)	13	$411

	Silvant Mid-Cap Growth Fund				Small-Cap Fund
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,208	$4,619	1,506	$4,736	58	$1,230	89	$1,768
Reinvestment of distributions	—	—	—	—	61	1,270	150	2,916
Shares repurchased	(8,838)	(32,676)	(10,469)	(33,092)	(375)	(7,924)	(622)	(12,407)
Net Increase / (Decrease)	(7,630)	$(28,057)	(8,963)	$(28,356)	(256)	$(5,424)	(383)	$(7,723)
Class C
Shares sold	76	$183	60	$124	7	$141	8	$157
Reinvestment of distributions	—	—	—	—	3	63	9	156
Shares repurchased	(853)	(2,051)	(1,167)	(2,398)	(41)	(797)	(32)	(591)
Net Increase / (Decrease)	(777)	$(1,868)	(1,107)	$(2,274)	(31)	$(593)	(15)	$(278)
Class P*
Shares sold	2,816	$13,467	457	$1,870	20	$421	13	$273
Reinvestment of distributions	—	—	—	—	6	123	18	364
Shares repurchased	(4,239)	(21,837)	(723)	(2,917)	(357)	(8,131)	(384)	(7,666)
Net Increase / (Decrease)	(1,423)	$(8,370)	(266)	$(1,047)	(331)	$(7,587)	(353)	$(7,029)
Institutional Class
Shares sold	5,631	$29,179	1,652	$6,837	341	$7,921	143	$2,942
Reinvestment of distributions	—	—	—	—	17	375	58	1,170
Shares repurchased	(1,983)	(9,707)	(3,620)	(14,618)	(427)	(9,087)	(1,633)	(33,120)
Net Increase / (Decrease)	3,648	$19,472	(1,968)	$(7,781)	(69)	$(791)	(1,432)	$(29,008)
Class R6
Shares sold	—	$—	—	$—	50	$1,121	45	$913
Reinvestment of distributions	—	—	—	—	7	148	12	242
Shares repurchased	—	—	—	—	(69)	(1,583)	(184)	(3,858)
Net Increase / (Decrease)	—	$—	—	$—	(12)	$(314)	(127)	$(2,703)
Administrative Class*
Shares sold	22	$91	29	$101	—	$—	—	$—
Shares repurchased	(310)	(1,410)	(279)	(883)	—	—	—	—
Net Increase / (Decrease)	(288)	$(1,319)	(250)	$(782)	—	$—	—	$—

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
	Zevenbergen Technology Fund
	Year Ended June 30, 2024		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	720	$34,218	790	$28,066
Reinvestment of distributions	—	—	2,693	78,172
Shares repurchased	(2,157)	(101,274)	(2,510)	(91,488)
Net Increase / (Decrease)	(1,437)	$(67,056)	973	$14,750
Class C
Shares sold	259	$2,696	293	$2,450
Reinvestment of distributions	—	—	1,618	10,423
Shares repurchased	(727)	(7,566)	(1,043)	(10,159)
Net Increase / (Decrease)	(468)	$(4,870)	868	$2,714
Class P*
Shares sold	205	$13,331	339	$16,785
Reinvestment of distributions	—	—	119	4,718
Shares repurchased	(1,116)	(77,595)	(540)	(26,340)
Net Increase / (Decrease)	(911)	$(64,264)	(82)	$(4,837)
Institutional Class
Shares sold	2,817	$198,959	1,856	$95,486
Reinvestment of distributions	—	—	2,005	83,404
Shares repurchased	(3,760)	(265,881)	(7,120)	(368,944)
Net Increase / (Decrease)	(943)	$(66,922)	(3,259)	$(190,054)
Administrative Class*
Shares sold	5	$297	10	$407
Reinvestment of distributions	—	—	27	953
Shares repurchased	(161)	(9,882)	(13)	(590)
Net Increase / (Decrease)	(156)	$(9,585)	24	$770
*	On May 10, 2024, all Class P shares and Administrative Class shares were converted into Institutional Class shares. These transactions are included as Institutional Class subscriptions and Class P and Administrative Class redemptions.
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of June 30, 2024, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Emerging Markets Opportunities Fund	61%	2
KAR Global Small-Cap Fund	28	2
KAR Health Sciences Fund	51	2
NFJ Large-Cap Value Fund	25	1
NFJ Small-Cap Value Fund	24	1
Silvant Focused Growth Fund	10	1
Silvant Mid-Cap Growth Fund	11	1
Small-Cap Fund	13	1
Zevenbergen Technology Fund	15	1
*	None of the accounts are affiliated.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or dividend payments due to U.S. and Russian sanction related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2024, the following Funds held securities issued by various companies in specific sectors and industries as detailed below:
Fund	Sector /Industry	Percentage of Total Investments
KAR Global Small-Cap Fund	Financials	29%
KAR Global Small-Cap Fund	Industrials	26
KAR Health Sciences Fund	Healthcare Equipment & Supplies	25
NFJ Small-Cap Value Fund	Financials	29
NFJ Large-Cap Value Fund	Financials	25
Silvant Focused Growth Fund	Information Technology	48
Silvant Mid-Cap Growth Fund	Industrials	25

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
Zevenbergen Technology Fund	Semiconductors & Semiconductor Equipment	30
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at June 30, 2024:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Income & Growth Fund	LiveStyle, Inc.	12/1/2016	$—	$—	0.0%
	LiveStyle, Inc. Series B	3/1/2016	921	939	0.0
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, and as amended, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit agreement (“Credit Agreement”), with a commercial bank. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Fed Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended June 30, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Credit Agreement expires on July 6, 2024. At June 30, 2024, the Funds did not have outstanding balances.
The following Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Emerging Markets Opportunities Fund	$1	$2,000	6.42%	2
KAR Global Small-Cap Fund	5	3,200	6.41	8
NFJ Dividend Value Fund	3	2,933	6.42	6
NFJ International Value Fund	3	3,750	6.42	4
NFJ Mid-Cap Value Fund	5	3,322	6.37	9
NFJ Small-Cap Value Fund	1	1,550	6.42	4
Zevenbergen Technology Fund	2	2,017	6.32	6
Subsequent to the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Opportunities Fund	$ 151,747	$ 33,448	$ (15,109)	$ 18,339

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Income & Growth Fund	$5,283,332	$217,557	$(676,256)	$(458,699)
Income & Growth Fund (Written options)	(533)	186	(41)	145
KAR Global Small-Cap Fund	37,777	9,195	(2,793)	6,402
KAR Health Sciences Fund	122,905	31,888	(9,828)	22,060
NFJ Dividend Value Fund	539,721	82,216	(34,219)	47,997
NFJ International Value Fund	67,993	6,317	(5,157)	1,160
NFJ Large-Cap Value Fund	248,383	40,706	(12,461)	28,245
NFJ Mid-Cap Value Fund	760,555	69,072	(58,800)	10,272
NFJ Small-Cap Value Fund	287,176	44,912	(21,580)	23,332
Silvant Focused Growth Fund	533,927	844,394	(3,437)	840,957
Silvant Mid-Cap Growth Fund	231,036	106,361	(5,569)	100,792
Small-Cap Fund	74,197	17,532	(2,615)	14,917
Zevenbergen Technology Fund	745,185	821,580	(31,621)	789,959
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended June 30, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Emerging Markets Opportunities Fund	$17,664	$—
KAR Health Sciences Fund	6,307	—
NFJ International Value Fund	249,662	188,689
Silvant Mid-Cap Growth Fund	7,068	—
Zevenbergen Technology Fund	85,183	—
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Emerging Markets Opportunities Fund	$8,112	$—	$ —	$ 2,210	$ 17,664
KAR Global Small-Cap Fund	382	2,629	—	—	—
KAR Health Sciences Fund	—	—	303	—	6,307
NFJ Dividend Value Fund	914	6,078	—	750	—
NFJ International Value Fund	502	—	—	4,272	438,351
NFJ Large-Cap Value Fund	590	3,452	—	2,292	—
NFJ Mid-Cap Value Fund	6,627	—	—	18,245	—
NFJ Small-Cap Value Fund	1,909	—	—	4,614	—
Silvant Focused Growth Fund	1,265	67,872	—	—	—
Silvant Mid-Cap Growth Fund	—	—	445	1,095	7,068
Small-Cap Fund	139	6,184	—	—	—
Zevenbergen Technology Fund	—	—	6,825	—	85,183
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended June 30, 2024 and 2023 was as follows:
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Emerging Markets Opportunities Fund
6/30/24	$ 4,700	$ —	$ —	$4,700
6/30/23	3,850	—	—	3,850

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Income & Growth Fund
6/30/24	$281,727	$—	$109,163	$390,890
6/30/23	237,003	15,255	173,700	425,958
KAR Global Small-Cap Fund
6/30/24	500	—	—	500
6/30/23	1	1,607	—	1,608
KAR Health Sciences Fund
6/30/23	—	14,540	—	14,540
NFJ Dividend Value Fund
6/30/24	35,200	46,000	—	81,200
6/30/23	20,452	91,050	—	111,502
NFJ International Value Fund
6/30/24	1,531	—	—	1,531
6/30/23	1,921	—	—	1,921
NFJ Large-Cap Value Fund
6/30/24	9,780	10,200	—	19,980
6/30/23	6,945	35,780	—	42,725
NFJ Mid-Cap Value Fund
6/30/24	49,900	13,600	—	63,500
6/30/23	60,200	178,200	—	238,400
NFJ Small-Cap Value Fund
6/30/24	13,700	23,600	—	37,300
6/30/23	8,131	48,350	—	56,481
Silvant Focused Growth Fund
6/30/24	—	29,650	—	29,650
6/30/23	—	52,500	—	52,500
Small-Cap Fund
6/30/24	375	1,705	—	2,080
6/30/23	433	4,634	—	5,067
Zevenbergen Technology Fund
6/30/23	—	184,570	—	184,570
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Investment Trust and Shareholders of Virtus Emerging Markets Opportunities Fund, Virtus Income & Growth Fund, Virtus KAR Global Small-Cap Fund, Virtus KAR Health Sciences Fund, Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund, Virtus Silvant Mid-Cap Growth Fund, Virtus Small-Cap Fund, and Virtus Zevenbergen Technology Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Emerging Markets Opportunities Fund, Virtus Income & Growth Fund, Virtus KAR Global Small-Cap Fund, Virtus KAR Health Sciences Fund, Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund, Virtus NFJ Small-Cap Value Fund, Virtus Silvant Focused Growth Fund, Virtus Silvant Mid-Cap Growth Fund, Virtus Small-Cap Fund, and Virtus Zevenbergen Technology Fund (constituting Virtus Investment Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2024, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agents, and brokers. When replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, PA
August 23, 2024
We have served as the auditor of one or more investment companies in Virtus Mutual Funds’ since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS INVESTMENT TRUST
TAX INFORMATION NOTICE (Unaudited)
June 30, 2024
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2025, the Funds will notify applicable shareholders of amounts for use in preparing 2024 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended June 30, 2024, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Emerging Markets Opportunities Fund	22.60%	0.24%	$ —
Income & Growth Fund	9.35	8.73	—
KAR Global Small-Cap Fund	100.00	31.77	2,629
KAR Health Sciences Fund	0.00	0.00	—
NFJ Dividend Value Fund	35.02	32.73	21,229
NFJ International Value Fund	100.00	4.92	—
NFJ Large-Cap Value Fund	58.73	53.36	6,301
NFJ Mid-Cap Value Fund	46.10	38.44	1,093
NFJ Small-Cap Value Fund	68.09	54.98	11,769
Silvant Focused Growth Fund	100.00	100.00	75,772
Silvant Mid-Cap Growth Fund	0.00	0.00	—
Small-Cap Fund	100.00	100.00	6,335
Zevenbergen Technology Fund	0.00	0.00	—
For the fiscal year ended June 30, 2024, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code, and the Treasury Regulations thereunder.
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
Emerging Markets Opportunities Fund	$ 6,734	$ 1,937
KAR Global Small-Cap Fund	1,103	68

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS INVESTMENT TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8074	08-24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Investment Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/4/24

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date	9/4/24

*	Print the name and title of each signing officer under his or her signature.